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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Asset Allocation Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 54.1%
CONSUMER DISCRETIONARY — 5.7%
Auto Components — 0.1%
BorgWarner, Inc.	2,110	42,833
Auto Components Total		42,833
Automobiles — 0.3%
Porsche AG	2,160	101,532
Suzuki Motor Corp.	14,900	245,210
Automobiles Total		346,742
Distributors — 0.1%
Genuine Parts Co.	800	23,888
Li & Fung Ltd.	42,000	99,058
LKQ Corp. (a)	1,495	21,334
Distributors Total		144,280
Diversified Consumer Services — 0.5%
Apollo Group, Inc., Class A (a)	1,880	147,261
Brink’s Home Security Holdings, Inc. (a)	840	18,984
Capella Education Co. (a)	496	26,288
Corinthian Colleges, Inc. (a)	660	12,837
DeVry, Inc.	346	16,670
Educomp Solutions Ltd.	3,659	149,735
H&R Block, Inc.	1,270	23,101
ITT Educational Services, Inc. (a)	293	35,576
Jackson Hewitt Tax Service, Inc.	2,590	13,520
Regis Corp.	500	7,225
Sotheby’s	610	5,490
Strayer Education, Inc.	125	22,484
Diversified Consumer Services Total		479,171
Hotels, Restaurants & Leisure — 1.0%
Bally Technologies, Inc. (a)	1,170	21,551
Benihana, Inc., Class A (a)	1,860	4,817
Bob Evans Farms, Inc.	550	12,331
Burger King Holdings, Inc.	1,810	41,540
Carnival Corp.	10,100	218,160
Carnival PLC	5,410	123,036
CEC Entertainment, Inc. (a)	370	9,576
Darden Restaurants, Inc.	465	15,931
Jack in the Box, Inc. (a)	340	7,919
Landry’s Restaurants, Inc.	700	3,654
McDonald’s Corp.	7,602	414,841
Panera Bread Co., Class A (a)	354	19,789

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Hotels, Restaurants & Leisure — (continued)
Red Robin Gourmet Burgers, Inc. (a)	1,240	21,861
Royal Caribbean Cruises Ltd.	2,800	22,428
Starwood Hotels & Resorts Worldwide, Inc.	9,100	115,570
Wendy’s/Arby’s Group, Inc., Class A	2,900	14,587
Yum! Brands, Inc.	865	23,770
Hotels, Restaurants & Leisure Total		1,091,361
Household Durables — 0.1%
American Greetings Corp., Class A	1,420	7,185
Cavco Industries, Inc. (a)	292	6,891
CSS Industries, Inc.	430	7,310
Ethan Allen Interiors, Inc.	690	7,769
Garmin Ltd.	590	12,514
NVR, Inc. (a)	40	17,110
Stanley Works	1,200	34,944
Household Durables Total		93,723
Internet & Catalog Retail — 0.2%
Amazon.com, Inc. (a)	1,650	121,176
Blue Nile, Inc. (a)	340	10,251
NetFlix, Inc. (a)	305	13,091
NutriSystem, Inc.	460	6,564
Rakuten, Inc.	138	65,804
Internet & Catalog Retail Total		216,886
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,634	5,637
Hasbro, Inc.	4,750	119,083
Leisure Equipment & Products Total		124,720
Media — 0.7%
Arbitron, Inc.	1,490	22,365
Comcast Corp., Class A	12,150	165,726
DIRECTV Group, Inc. (a)	9,200	209,668
DreamWorks Animation SKG, Inc., Class A (a)	1,435	31,053
Liberty Media Corp. - Entertainment, Class A (a)	1,390	27,731
Marvel Entertainment, Inc. (a)	1,447	38,418
McGraw-Hill Companies, Inc.	1,350	30,874
Regal Entertainment Group, Class A	2,800	37,548
VisionChina Media, Inc., ADR (a)	1,920	12,384

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Media — (continued)
WPP PLC	27,086	152,640
Media Total		728,407
Multiline Retail — 0.7%
Big Lots, Inc. (a)	780	16,208
Dollar Tree, Inc. (a)	650	28,958
Kohl’s Corp. (a)	12,350	522,652
Target Corp.	6,850	235,571
Multiline Retail Total		803,389
Specialty Retail — 1.5%
Abercrombie & Fitch Co., Class A	240	5,712
Advance Auto Parts, Inc.	750	30,810
Aeropostale, Inc. (a)	510	13,546
America’s Car-Mart, Inc. (a)	1,056	14,351
AnnTaylor Stores Corp. (a)	3,801	19,765
Bed Bath & Beyond, Inc. (a)	6,340	156,915
Best Buy Co., Inc.	2,550	96,798
Citi Trends, Inc. (a)	503	11,514
Esprit Holdings Ltd.	23,600	120,275
Foot Locker, Inc.	4,000	41,920
GameStop Corp., Class A (a)	1,525	42,730
Gap, Inc.	1,500	19,485
Hennes & Mauritz AB, Class B	4,465	167,857
hhgregg, Inc. (a)	970	13,726
Lowe’s Companies, Inc.	23,150	422,487
Men’s Wearhouse, Inc.	420	6,359
O’Reilly Automotive, Inc. (a)	2,400	84,024
OfficeMax, Inc.	1,540	4,805
Pacific Sunwear of California (a)	4,835	8,026
Rent-A-Center, Inc. (a)	1,069	20,707
Ross Stores, Inc.	1,380	49,514
Sherwin-Williams Co.	535	27,804
Shoe Carnival, Inc. (a)	635	6,572
Staples, Inc.	7,250	131,297
TJX Companies, Inc.	1,170	29,999
Tractor Supply Co. (a)	290	10,457
Urban Outfitters, Inc. (a)	7,465	122,202
Specialty Retail Total		1,679,657
Textiles, Apparel & Luxury Goods — 0.4%
Fossil, Inc. (a)	860	13,502
Movado Group, Inc.	950	7,163

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
Phillips-Van Heusen Corp.	1,106	25,084
Polo Ralph Lauren Corp.	4,500	190,125
V.F. Corp.	3,750	214,163
Volcom, Inc. (a)	1,270	12,319
Wolverine World Wide, Inc.	390	6,076
Textiles, Apparel & Luxury Goods Total		468,432
CONSUMER DISCRETIONARY TOTAL		6,219,601
CONSUMER STAPLES — 5.8%
Beverages — 1.3%
Carlsberg A/S	7,093	290,990
Coca-Cola Co.	8,450	371,377
Diageo PLC, ADR	4,908	219,633
Fomento Economico Mexicano SAB de CV, ADR	1,550	39,075
Molson Coors Brewing Co., Class B	2,350	80,558
Pepsi Bottling Group, Inc.	1,725	38,192
PepsiCo, Inc.	4,250	218,790
Pernod-Ricard SA	2,488	138,751
Beverages Total		1,397,366
Food & Staples Retailing — 1.3%
BJ’s Wholesale Club, Inc. (a)	240	7,678
Casey’s General Stores, Inc.	790	21,061
CVS Caremark Corp.	10,800	296,892
Kroger Co.	1,645	34,907
Olam International Ltd.	578	555
Ruddick Corp.	510	11,450
Spartan Stores, Inc.	330	5,085
Sysco Corp.	8,300	189,240
Wal-Mart Stores, Inc.	16,250	846,625
Weis Markets, Inc.	760	23,590
Whole Foods Market, Inc.	620	10,416
Food & Staples Retailing Total		1,447,499
Food Products — 1.0%
Campbell Soup Co.	745	20,383
ConAgra Foods, Inc.	8,600	145,082
Dean Foods Co. (a)	1,900	34,352
Flowers Foods, Inc.	1,018	23,903
Fresh Del Monte Produce, Inc. (a)	719	11,806
General Mills, Inc.	3,800	189,544

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
H.J. Heinz Co.	555	18,348
Hershey Co.	900	31,275
J & J Snack Foods Corp.	210	7,264
J.M. Smucker Co.	2,650	98,766
Lancaster Colony Corp.	190	7,881
Nestle SA, Registered Shares	11,468	387,673
Ralcorp Holdings, Inc. (a)	19	1,024
Sanderson Farms, Inc.	324	12,166
Smithfield Foods, Inc. (a)	700	6,622
TreeHouse Foods, Inc. (a)	370	10,652
Want Want China Holdings Ltd.	249,000	115,656
Food Products Total		1,122,397
Household Products — 0.7%
Church & Dwight Co., Inc.	410	21,415
Clorox Co.	1,090	56,113
Colgate-Palmolive Co.	3,950	232,971
Procter & Gamble Co.	10,600	499,154
Household Products Total		809,653
Personal Products — 0.6%
Avon Products, Inc.	27,021	519,614
Chattem, Inc. (a)	216	12,107
Estee Lauder Companies, Inc., Class A	3,250	80,112
NBTY, Inc. (a)	700	9,856
Personal Products Total		621,689
Tobacco — 0.9%
Japan Tobacco, Inc.	153	404,816
Philip Morris International, Inc.	14,839	527,971
Tobacco Total		932,787
CONSUMER STAPLES TOTAL		6,331,391
ENERGY — 6.3%
Energy Equipment & Services — 1.1%
Complete Production Services, Inc. (a)	1,265	3,896
Core Laboratories N.V.	230	16,827
Diamond Offshore Drilling, Inc.	535	33,630
Dril-Quip, Inc. (a)	640	19,648
FMC Technologies, Inc. (a)	515	16,155
Halliburton Co.	5,150	79,670
Lufkin Industries, Inc.	300	11,364
National-Oilwell Varco, Inc. (a)	1,000	28,710
Noble Corp.	2,385	57,455

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Energy Equipment & Services — (continued)
Patterson-UTI Energy, Inc.	300	2,688
Pioneer Drilling Co. (a)	1,886	6,186
Schlumberger Ltd.	6,400	259,968
Smith International, Inc.	2,300	49,404
Superior Well Services, Inc. (a)	239	1,226
T-3 Energy Services, Inc. (a)	970	11,427
TGC Industries, Inc. (a)	1,032	2,260
Tidewater, Inc.	290	10,768
Transocean Ltd. (a)	9,265	545,153
Energy Equipment & Services Total		1,156,435
Oil, Gas & Consumable Fuels — 5.2%
Arena Resources, Inc. (a)	842	21,454
BG Group PLC	19,685	297,985
Cabot Oil & Gas Corp.	1,300	30,641
Cairn Energy Plc (a)	6,326	197,422
Chevron Corp.	5,600	376,544
Comstock Resources, Inc. (a)	150	4,470
Concho Resources, Inc. (a)	1,715	43,887
ConocoPhillips	6,772	265,191
CONSOL Energy, Inc.	555	14,008
Continental Resources, Inc. (a)	674	14,295
Denbury Resources, Inc. (a)	1,396	20,745
Devon Energy Corp.	2,600	116,194
El Paso Corp.	14,300	89,375
Encore Acquisition Co. (a)	590	13,729
EOG Resources, Inc.	4,775	261,479
Exxon Mobil Corp.	14,087	959,325
Forest Oil Corp. (a)	800	10,520
Hess Corp.	9,750	528,450
Holly Corp.	770	16,324
Marathon Oil Corp.	6,200	162,998
Mariner Energy, Inc. (a)	800	6,200
Newfield Exploration Co. (a)	3,900	88,530
Nordic American Tanker Shipping	256	7,501
Occidental Petroleum Corp.	11,100	617,715
Peabody Energy Corp.	7,150	179,036
PetroHawk Energy Corp. (a)	1,305	25,095
Petroleo Brasileiro SA, ADR	10,355	315,517
Range Resources Corp.	500	20,580

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Santos Ltd.	15,116	177,109
Southwestern Energy Co. (a)	4,888	145,125
Stone Energy Corp. (a)	1,149	3,826
Swift Energy Co. (a)	590	4,307
Total SA	6,604	328,370
Ultra Petroleum Corp. (a)	3,130	112,336
Whiting Petroleum Corp. (a)	845	21,843
Williams Companies, Inc.	18,000	204,840
Oil, Gas & Consumable Fuels Total		5,702,966
ENERGY TOTAL		6,859,401
FINANCIALS — 7.2%
Capital Markets — 1.8%
Ameriprise Financial, Inc.	3,300	67,617
Federated Investors, Inc., Class B	340	7,568
Goldman Sachs Group, Inc.	5,650	599,013
Greenhill & Co., Inc.	517	38,180
Invesco Ltd.	950	13,167
Janus Capital Group, Inc.	4,105	27,298
Julius Baer Holding AG	4,650	114,381
Morgan Stanley	21,500	489,555
Northern Trust Corp.	480	28,714
Piper Jaffray Companies, Inc. (a)	450	11,606
State Street Corp.	12,950	398,601
Stifel Financial Corp. (a)	335	14,509
T. Rowe Price Group, Inc.	1,400	40,404
Waddell & Reed Financial, Inc., Class A	2,611	47,181
Capital Markets Total		1,897,794
Commercial Banks — 1.7%
BancFirst Corp.	322	11,721
BancTrust Financial Group, Inc.	1,130	7,153
Bank of Granite Corp.	582	995
Bank of Hawaii Corp.	1,400	46,172
BNP Paribas	6,422	265,524
Bryn Mawr Bank Corp.	718	12,098
Capitol Bancorp Ltd.	872	3,619
Chemical Financial Corp.	950	19,769
City National Corp.	1,100	37,147
Columbia Banking System, Inc.	750	4,800
Comerica, Inc.	2,400	43,944
Community Trust Bancorp, Inc.	446	11,930

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
Cullen/Frost Bankers, Inc.	1,200	56,328
First Citizens BancShares, Inc., Class A	123	16,211
First Financial Corp.	589	21,734
First National Bank of Alaska	6	9,690
KeyCorp	2,100	16,527
Marshall & Ilsley Corp.	2,400	13,512
Mass Financial Corp., Class A (a)	1,170	5,207
Merchants Bancshares, Inc.	704	13,024
National Bank of Greece SA	8,318	126,095
Northfield Bancorp, Inc.	862	9,422
Northrim BanCorp, Inc.	744	7,418
Pinnacle Financial Partners, Inc. (a)	594	14,084
PNC Financial Services Group, Inc.	5,965	174,715
Raiffeisen International Bank Holding AG	15	423
South Financial Group, Inc.	2,040	2,244
Sterling Bancorp NY	1,030	10,197
SVB Financial Group (a)	1,600	32,016
Taylor Capital Group, Inc. (a)	800	3,560
TCF Financial Corp.	4,900	57,624
U.S. Bancorp	35,493	518,553
Wells Fargo & Co.	19,174	273,038
West Coast Bancorp	1,020	2,264
Whitney Holding Corp.	890	10,190
Zions Bancorporation	1,225	12,042
Commercial Banks Total		1,870,990
Consumer Finance — 0.0%
Cash America International, Inc.	880	13,781
World Acceptance Corp. (a)	820	14,022
Consumer Finance Total		27,803
Diversified Financial Services — 0.6%
IntercontinentalExchange, Inc. (a)	190	14,149
JPMorgan Chase & Co.	20,781	552,359
Medallion Financial Corp.	1,694	12,553
Pico Holdings, Inc. (a)	260	7,818
Portfolio Recovery Associates, Inc. (a)	594	15,943
Diversified Financial Services Total		602,822

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 1.7%
ACE Ltd.	7,565	305,626
Aon Corp.	5,300	216,346
Axis Capital Holdings Ltd.	10,671	240,524
Baldwin & Lyons, Inc., Class B	668	12,639
CNA Surety Corp. (a)	1,140	21,022
eHealth, Inc. (a)	594	9,510
EMC Insurance Group, Inc.	716	15,086
FBL Financial Group, Inc. Class A	930	3,859
First Mercury Financial Corp. (a)	190	2,744
Genworth Financial, Inc., Class A	1,184	2,250
Harleysville Group, Inc.	400	12,724
Horace Mann Educators Corp.	1,440	12,053
Marsh & McLennan Companies, Inc.	14,000	283,500
MetLife, Inc.	3,700	84,249
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	2,013	245,517
National Western Life Insurance Co., Class A	67	7,571
Navigators Group, Inc. (a)	286	13,493
Platinum Underwriters Holdings Ltd.	240	6,806
Prudential Financial, Inc.	5,900	112,218
Prudential PLC	26,007	125,755
RAM Holdings Ltd. (a)	2,867	717
Reinsurance Group of America, Inc.	2,300	74,497
RLI Corp.	214	10,743
Safety Insurance Group, Inc.	550	17,094
Selective Insurance Group, Inc.	723	8,792
Stewart Information Services Corp.	750	14,625
United America Indemnity Ltd., Class A (a)	2,075	249
United America Indemnity Ltd., Class A (a)	2,275	9,145
United Fire & Casualty Co.	471	10,343
Insurance Total		1,879,697
Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.	800	29,120
Boston Properties, Inc.	600	21,018
DCT Industrial Trust, Inc.	2,618	8,299
DiamondRock Hospitality Co.	2,510	10,065
Duke Realty Corp.	880	4,840
DuPont Fabros Technology, Inc.	808	5,559
Equity Residential Property Trust	1,000	18,350
Franklin Street Properties Corp.	1,398	17,195

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
Getty Realty Corp.	520	9,542
Home Properties, Inc.	354	10,850
LaSalle Hotel Properties	1,049	6,126
Mack-Cali Realty Corp.	220	4,358
National Health Investors, Inc.	641	17,224
National Retail Properties, Inc.	1,709	27,071
Plum Creek Timber Co., Inc.	8,605	250,147
Potlatch Corp.	840	19,480
ProLogis	1,800	11,700
Rayonier, Inc.	8,500	256,870
Sun Communities, Inc.	1,020	12,067
Sunstone Hotel Investors, Inc.	1,761	4,631
Universal Health Realty Income Trust	560	16,369
Urstadt Biddle Properties, Inc., Class A	940	12,615
Real Estate Investment Trusts (REITs) Total		773,496
Real Estate Management & Development — 0.3%
Avatar Holdings, Inc. (a)	275	4,120
Cheung Kong Holdings Ltd.	13,000	111,959
Maui Land & Pineapple Co., Inc. (a)	558	4,737
Mitsubishi Estate Co., Ltd.	22,000	244,926
Real Estate Management & Development Total		365,742
Thrifts & Mortgage Finance — 0.4%
Bank Mutual Corp.	1,770	16,036
BankFinancial Corp.	1,270	12,662
Beneficial Mutual Bancorp, Inc. (a)	1,476	14,539
Brookline Bancorp, Inc.	1,910	18,145
Clifton Savings Bancorp, Inc.	1,133	11,330
ESSA Bancorp, Inc.	784	10,435
Home Federal Bancorp, Inc.	1,520	13,270
Housing Development Finance Corp., Ltd.	8,916	247,261
TrustCo Bank Corp. NY	1,420	8,548
United Financial Bancorp, Inc.	950	12,436
Washington Federal, Inc.	1,090	14,486

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — (continued)
Westfield Financial, Inc.	1,733	15,250
Thrifts & Mortgage Finance Total		394,398
FINANCIALS TOTAL		7,812,493
HEALTH CARE — 6.9%
Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc. (a)	1,076	40,522
Alkermes, Inc. (a)	760	9,219
Amgen, Inc. (a)	5,675	281,026
Array Biopharma, Inc. (a)	2,273	6,001
BioMarin Pharmaceuticals, Inc. (a)	1,291	15,944
Celgene Corp. (a)	2,550	113,220
Genzyme Corp. (a)	2,250	133,628
Gilead Sciences, Inc. (a)	4,200	194,544
Isis Pharmaceuticals, Inc. (a)	890	13,359
Martek Biosciences Corp. (a)	670	12,228
Myriad Genetics, Inc. (a)	618	28,100
Onyx Pharmaceuticals, Inc. (a)	973	27,779
OSI Pharmaceuticals, Inc. (a)	617	23,606
Osiris Therapeutics, Inc. (a)	230	3,174
Regeneron Pharmaceuticals, Inc. (a)	1,240	17,186
Rigel Pharmaceuticals, Inc. (a)	1,050	6,447
Seattle Genetics, Inc. (a)	2,090	20,607
Theravance, Inc. (a)	490	8,330
United Therapeutics Corp. (a)	302	19,959
Vertex Pharmaceuticals, Inc. (a)	3,715	106,732
Biotechnology Total		1,081,611
Health Care Equipment & Supplies — 0.9%
Analogic Corp.	230	7,365
Baxter International, Inc.	4,900	250,978
Beckman Coulter, Inc.	650	33,156
Boston Scientific Corp. (a)	16,200	128,790
C.R. Bard, Inc.	185	14,748
China Medical Technologies, Inc., ADR	710	9,777
Cooper Companies, Inc.	1,000	26,440
Covidien Ltd.	3,600	119,664
Haemonetics Corp. (a)	320	17,626
Hospira, Inc. (a)	1,475	45,518
ICU Medical, Inc. (a)	180	5,782
Immucor, Inc. (a)	739	18,586
Masimo Corp. (a)	626	18,141

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
Meridian Bioscience, Inc.	900	16,308
NuVasive, Inc. (a)	229	7,186
Quidel Corp. (a)	1,050	9,681
St. Jude Medical, Inc. (a)	2,995	108,808
STERIS Corp.	1,110	25,841
Teleflex, Inc.	750	29,317
Thoratec Corp. (a)	550	14,130
Wright Medical Group, Inc. (a)	1,737	22,633
Zoll Medical Corp. (a)	260	3,734
Health Care Equipment & Supplies Total		934,209
Health Care Providers & Services — 1.2%
Alliance Imaging, Inc. (a)	2,744	18,659
AmerisourceBergen Corp.	900	29,394
AmSurg Corp. (a)	250	3,963
CIGNA Corp.	4,300	75,637
Community Health Systems, Inc. (a)	1,200	18,408
Cross Country Healthcare, Inc. (a)	1,490	9,759
DaVita, Inc. (a)	495	21,755
Express Scripts, Inc. (a)	915	42,246
Genoptix, Inc. (a)	290	7,911
Healthspring, Inc. (a)	823	6,889
inVentiv Health, Inc. (a)	1,494	12,191
Kindred Healthcare, Inc. (a)	900	13,455
Laboratory Corp. of America Holdings (a)	575	33,632
Magellan Health Services, Inc. (a)	190	6,924
McKesson Corp.	8,900	311,856
Medco Health Solutions, Inc. (a)	13,930	575,866
Mednax, Inc. (a)	300	8,841
MWI Veterinary Supply, Inc. (a)	523	14,895
NovaMed, Inc. (a)	2,193	4,978
Owens & Minor, Inc.	838	27,763
Psychiatric Solutions, Inc. (a)	2,089	32,860
Quest Diagnostics, Inc.	340	16,143
RehabCare Group, Inc. (a)	885	15,434
Res-Care, Inc. (a)	1,170	17,035
U.S. Physical Therapy, Inc. (a)	510	4,937
Universal Health Services, Inc., Class B	499	19,132
Health Care Providers & Services Total		1,350,563

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Technology — 0.0%
Omnicell, Inc. (a)	880	6,881
Health Care Technology Total		6,881
Life Sciences Tools & Services — 1.3%
Albany Molecular Research, Inc. (a)	940	8,864
Bio-Rad Laboratories, Inc., Class A (a)	324	21,352
Charles River Laboratories International, Inc. (a)	855	23,265
Covance, Inc. (a)	3,650	130,049
Dionex Corp. (a)	422	19,940
ICON PLC, ADR (a)	1,870	30,201
Illumina, Inc. (a)	671	24,988
Life Technologies Corp. (a)	12,750	414,120
PAREXEL International Corp. (a)	715	6,957
Pharmaceutical Product Development, Inc.	525	12,453
Qiagen N.V. (a)	21,472	343,473
Sequenom, Inc. (a)	610	8,674
Thermo Fisher Scientific, Inc. (a)	10,711	382,061
Varian, Inc. (a)	200	4,748
Life Sciences Tools & Services Total		1,431,145
Pharmaceuticals — 2.5%
Abbott Laboratories	8,600	410,220
Allergan, Inc.	885	42,268
Bristol-Myers Squibb Co.	9,600	210,432
Eurand NV (a)	1,609	17,924
Johnson & Johnson	10,150	533,890
Novartis AG, Registered Shares	10,442	395,187
Perrigo Co.	1,010	25,078
Roche Holding AG, Genusschein	2,942	403,708
Schering-Plough Corp.	22,600	532,230
Teva Pharmaceutical Industries Ltd., ADR	4,300	193,715
Pharmaceuticals Total		2,764,652
HEALTH CARE TOTAL		7,569,061
INDUSTRIALS — 6.2%
Aerospace & Defense — 1.6%
AAR Corp. (a)	541	6,784
AerCap Holdings NV (a)	2,300	7,475
Alliant Techsystems, Inc. (a)	300	20,094
Esterline Technologies Corp. (a)	190	3,836
Goodrich Corp.	8,100	306,909

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
HEICO Corp.	520	12,636
Honeywell International, Inc.	13,400	373,324
ITT Corp.	565	21,736
L-3 Communications Holdings, Inc.	2,475	167,805
Ladish Co., Inc. (a)	560	4,066
Lockheed Martin Corp.	3,300	227,799
Northrop Grumman Corp.	3,500	152,740
Precision Castparts Corp.	2,435	145,856
Spirit Aerosystems Holdings, Inc., Class A (a)	2,169	21,625
Stanley, Inc. (a)	570	14,472
Teledyne Technologies, Inc. (a)	713	19,023
United Technologies Corp.	5,462	234,757
Aerospace & Defense Total		1,740,937
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	380	17,332
HUB Group, Inc., Class A (a)	1,180	20,060
Pacer International, Inc.	1,446	5,061
United Parcel Service, Inc., Class B	5,750	283,015
Air Freight & Logistics Total		325,468
Airlines — 0.0%
Delta Air Lines, Inc. (a)	2,800	15,764
Republic Airways Holdings, Inc. (a)	643	4,167
Skywest, Inc.	900	11,196
Airlines Total		31,127
Building Products — 0.0%
Ameron International Corp.	191	10,058
Builders FirstSource, Inc. (a)	1,665	3,363
Lennox International, Inc.	440	11,643
NCI Building Systems, Inc. (a)	620	1,376
Universal Forest Products, Inc.	260	6,919
Building Products Total		33,359
Commercial Services & Supplies — 0.3%
ABM Industries, Inc.	560	9,184
Brink’s Co.	830	21,962
Clean Harbors, Inc. (a)	110	5,280
Consolidated Graphics, Inc. (a)	420	5,342
Geo Group, Inc. (a)	1,158	15,344
Mobile Mini, Inc. (a)	1,740	20,045

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — (continued)
Pitney Bowes, Inc.	524	12,235
Rollins, Inc.	330	5,660
Stericycle, Inc. (a)	1,385	66,106
Sykes Enterprises, Inc. (a)	350	5,821
United Stationers, Inc. (a)	280	7,862
Waste Connections, Inc. (a)	2,492	64,044
Waste Management, Inc.	3,700	94,720
Commercial Services & Supplies Total		333,605
Construction & Engineering — 0.4%
Dycom Industries, Inc. (a)	910	5,269
EMCOR Group, Inc. (a)	1,957	33,602
Foster Wheeler AG (a)	1,025	17,907
Granite Construction, Inc.	282	10,569
Jacobs Engineering Group, Inc. (a)	840	32,474
KBR, Inc.	13,650	188,506
KHD Humboldt Wedag International Ltd. (a)	768	5,307
Layne Christensen Co. (a)	260	4,178
Maire Tecnimont SpA	34,661	71,517
Quanta Services, Inc. (a)	885	18,983
Construction & Engineering Total		388,312
Electrical Equipment — 0.9%
Alstom	4,410	228,418
AMETEK, Inc.	715	22,358
AZZ, Inc. (a)	410	10,820
Belden, Inc.	550	6,880
Cooper Industries Ltd., Class A	11,100	287,046
Dongfang Electrical Machinery Co., Ltd., Class H	58	129
Energy Conversion Devices, Inc. (a)	377	5,003
GrafTech International Ltd. (a)	1,830	11,273
II-VI, Inc. (a)	923	15,857
Regal-Beloit Corp.	590	18,078
Roper Industries, Inc.	655	27,805
Vestas Wind Systems A/S (a)	8,333	365,642
Electrical Equipment Total		999,309
Industrial Conglomerates — 0.4%
General Electric Co.	35,066	354,517
Textron, Inc.	1,600	9,184
Industrial Conglomerates Total		363,701

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 1.1%
Astec Industries, Inc. (a)	296	7,764
Badger Meter, Inc.	420	12,134
Cummins, Inc.	520	13,234
Eaton Corp.	6,300	232,218
EnPro Industries, Inc. (a)	670	11,457
ESCO Technologies, Inc. (a)	120	4,644
Flowserve Corp.	3,180	178,461
FreightCar America, Inc.	473	8,292
Harsco Corp.	1,440	31,925
Illinois Tool Works, Inc.	3,200	98,720
Jain Irrigation Systems Ltd.	21,952	147,760
Joy Global, Inc.	5,215	111,079
Kadant, Inc. (a)	442	5,092
Kaydon Corp.	270	7,379
Kennametal, Inc.	1,400	22,694
LB Foster Co., Class A (a)	248	6,158
Navistar International Corp. (a)	210	7,027
Nordson Corp.	286	8,131
Pall Corp.	895	18,285
Parker Hannifin Corp.	5,925	201,331
Robbins & Myers, Inc.	470	7,130
Wabtec Corp.	1,292	34,083
Machinery Total		1,174,998
Marine — 0.0%
Alexander & Baldwin, Inc.	1,000	19,030
Genco Shipping & Trading Ltd.	539	6,651
Marine Total		25,681
Professional Services — 0.3%
CDI Corp.	781	7,591
Dun & Bradstreet Corp.	2,590	199,430
Exponent, Inc. (a)	500	12,665
FTI Consulting, Inc. (a)	730	36,120
Huron Consulting Group, Inc. (a)	650	27,580
IHS, Inc., Class A (a)	370	15,237
Kforce, Inc. (a)	739	5,195
Korn/Ferry International (a)	810	7,339
LECG Corp. (a)	1,445	3,670
MPS Group, Inc. (a)	2,480	14,756
Robert Half International, Inc.	840	14,977

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — (continued)
Watson Wyatt Worldwide, Inc., Class A	80	3,950
Professional Services Total		348,510
Road & Rail — 0.4%
Canadian Pacific Railway Ltd.	700	20,741
Genesee & Wyoming, Inc., Class A (a)	460	9,775
Heartland Express, Inc.	790	11,700
Landstar System, Inc.	4,270	142,917
Old Dominion Freight Line, Inc. (a)	1,090	25,604
Ryder System, Inc.	130	3,680
Union Pacific Corp.	4,950	203,495
Werner Enterprises, Inc.	1,450	21,924
Road & Rail Total		439,836
Trading Companies & Distributors — 0.4%
Beacon Roofing Supply, Inc. (a)	1,260	16,872
Fastenal Co.	750	24,116
Kaman Corp.	617	7,737
Mitsui & Co., Ltd.	24,500	244,047
W.W. Grainger, Inc.	1,850	129,833
Watsco, Inc.	570	19,397
Trading Companies & Distributors Total		442,002
Transportation Infrastructure — 0.1%
Koninklijke Vopak NV	3,177	127,177
Transportation Infrastructure Total		127,177
INDUSTRIALS TOTAL		6,774,022
INFORMATION TECHNOLOGY — 9.0%
Communications Equipment — 1.2%
ADC Telecommunications, Inc. (a)	1,350	5,926
Anaren, Inc. (a)	848	9,277
Arris Group, Inc. (a)	2,142	15,786
Bel Fuse, Inc., Class B	240	3,226
Black Box Corp.	501	11,829
Ciena Corp. (a)	980	7,624
Cisco Systems, Inc. (a)	22,030	369,443
Comtech Telecommunications Corp. (a)	680	16,844
Corning, Inc.	7,500	99,525
Digi International, Inc. (a)	1,040	7,977
Emulex Corp. (a)	1,160	5,835
Harris Corp.	440	12,734
Nokia Oyj	14,256	168,192
Plantronics, Inc.	460	5,552

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
Polycom, Inc. (a)	1,823	28,056
QUALCOMM, Inc.	11,500	447,465
Riverbed Technology, Inc. (a)	1,287	16,834
Tandberg ASA	1,405	20,719
Tekelec (a)	550	7,276
Tellabs, Inc. (a)	2,700	12,366
Communications Equipment Total		1,272,486
Computers & Peripherals — 2.2%
Apple, Inc. (a)	5,450	572,904
Diebold, Inc.	1,300	27,755
Electronics for Imaging, Inc. (a)	820	8,036
EMC Corp. (a)	50,900	580,260
Hewlett-Packard Co.	14,110	452,367
International Business Machines Corp.	6,650	644,318
NCR Corp. (a)	3,500	27,825
QLogic Corp. (a)	730	8,118
SanDisk Corp. (a)	1,520	19,228
Seagate Technology	2,745	16,497
Sun Microsystems, Inc. (a)	2,500	18,300
Computers & Peripherals Total		2,375,608
Electronic Equipment, Instruments & Components — 0.2%
Agilent Technologies, Inc. (a)	2,095	32,200
Anixter International, Inc. (a)	370	11,722
Arrow Electronics, Inc. (a)	1,700	32,402
Benchmark Electronics, Inc. (a)	1,380	15,456
Brightpoint, Inc. (a)	6,670	28,548
CPI International, Inc. (a)	840	7,896
Electro Scientific Industries, Inc. (a)	2	12
FLIR Systems, Inc. (a)	4,500	92,160
Mettler-Toledo International, Inc. (a)	400	20,532
MTS Systems Corp.	380	8,645
NAM TAI Electronics, Inc.	1,809	6,729
Plexus Corp. (a)	350	4,837
TTM Technologies, Inc. (a)	770	4,466
Electronic Equipment, Instruments & Components Total		265,605
Internet Software & Services — 0.8%
Akamai Technologies, Inc. (a)	700	13,580
comScore, Inc. (a)	1,360	16,442

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — (continued)
Digital River, Inc. (a)	800	23,856
Equinix, Inc. (a)	3,404	191,135
Google, Inc., Class A (a)	1,587	552,371
InfoSpace, Inc. (a)	980	5,096
Sohu.com, Inc. (a)	308	12,724
Switch & Data Facilities Co., Inc. (a)	1,904	16,698
VeriSign, Inc. (a)	1,635	30,852
Websense, Inc. (a)	1,343	16,116
Internet Software & Services Total		878,870
IT Services — 0.5%
Acxiom Corp.	550	4,070
Alliance Data Systems Corp. (a)	395	14,595
CACI International, Inc., Class A (a)	818	29,849
CSG Systems International, Inc. (a)	617	8,811
Cybersource Corp. (a)	540	7,997
Fiserv, Inc. (a)	735	26,798
Hewitt Associates, Inc., Class A (a)	1,255	37,349
MasterCard, Inc., Class A	140	23,447
MAXIMUS, Inc.	310	12,357
Paychex, Inc.	790	20,279
Syntel, Inc.	390	8,026
TeleTech Holdings, Inc. (a)	3,004	32,714
Visa, Inc., Class A	5,250	291,900
IT Services Total		518,192
Semiconductors & Semiconductor Equipment — 2.2%
Actel Corp. (a)	715	7,236
Altera Corp.	2,090	36,679
Analog Devices, Inc.	2,020	38,925
ASML Holding NV	14,473	256,705
ATMI, Inc. (a)	420	6,481
Broadcom Corp., Class A (a)	5,960	119,081
Cabot Microelectronics Corp. (a)	550	13,217
Cavium Networks, Inc. (a)	1,150	13,271
Fairchild Semiconductor International, Inc. (a)	1,580	5,893
Hittite Microwave Corp. (a)	520	16,224
Intel Corp.	26,650	401,082
International Rectifier Corp. (a)	1,780	24,048
Intersil Corp., Class A	10,910	125,465
Kulicke & Soffa Industries, Inc. (a)	1,852	4,852

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Lam Research Corp. (a)	2,500	56,925
Linear Technology Corp.	5,800	133,284
Marvell Technology Group Ltd. (a)	24,541	224,796
Maxim Integrated Products, Inc.	970	12,814
MEMC Electronic Materials, Inc. (a)	815	13,439
Microchip Technology, Inc.	5,550	117,604
Microsemi Corp. (a)	1,460	16,936
MKS Instruments, Inc. (a)	1,323	19,408
Monolithic Power Systems, Inc. (a)	1,429	22,150
OmniVision Technologies, Inc. (a)	1,008	6,774
Silicon Laboratories, Inc. (a)	600	15,840
Skyworks Solutions, Inc. (a)	4,460	35,948
Standard Microsystems Corp. (a)	530	9,858
Texas Instruments, Inc.	20,000	330,200
Tokyo Electron Ltd.	8,100	297,863
Varian Semiconductor Equipment Associates, Inc. (a)	262	5,675
Verigy Ltd. (a)	2,249	18,554
Zoran Corp. (a)	1,217	10,710
Semiconductors & Semiconductor Equipment Total		2,417,937
Software — 1.9%
Activision Blizzard, Inc. (a)	18,631	194,880
Adobe Systems, Inc. (a)	10,050	214,969
ANSYS, Inc. (a)	724	18,172
BMC Software, Inc. (a)	6,855	226,215
Citrix Systems, Inc. (a)	900	20,376
Concur Technologies, Inc. (a)	586	11,245
EPIQ Systems, Inc. (a)	717	12,928
Informatica Corp. (a)	1,272	16,867
Intuit, Inc. (a)	1,080	29,160
Jack Henry & Associates, Inc.	360	5,875
Lawson Software, Inc. (a)	659	2,801
McAfee, Inc. (a)	925	30,988
Mentor Graphics Corp. (a)	1,300	5,772
Micros Systems, Inc. (a)	533	9,994
Microsoft Corp.	33,710	619,253
MSC.Software Corp. (a)	1,400	7,896
Net 1 UEPS Technologies, Inc. (a)	1,390	21,142
Nintendo Co., Ltd.	500	143,709

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
Oracle Corp. (a)	15,650	282,795
Parametric Technology Corp. (a)	660	6,587
Progress Software Corp. (a)	310	5,382
Salesforce.com, Inc. (a)	645	21,111
Solera Holdings, Inc. (a)	400	9,912
SPSS, Inc. (a)	240	6,823
Sybase, Inc. (a)	994	30,108
Symantec Corp. (a)	10,230	152,836
Synopsys, Inc. (a)	1,000	20,730
Wind River Systems, Inc. (a)	2,140	13,696
Software Total		2,142,222
INFORMATION TECHNOLOGY TOTAL		9,870,920
MATERIALS — 3.3%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	725	40,781
Albemarle Corp.	1,200	26,124
Calgon Carbon Corp. (a)	340	4,818
Celanese Corp., Series A	4,900	65,513
CF Industries Holdings, Inc.	650	46,235
Cytec Industries, Inc.	460	6,909
Ecolab, Inc.	985	34,209
H.B. Fuller Co.	1,150	14,950
Intrepid Potash, Inc. (a)	868	16,015
Koppers Holdings, Inc.	691	10,033
Linde AG	3,216	218,681
Monsanto Co.	5,935	493,198
NewMarket Corp.	310	13,733
OM Group, Inc. (a)	700	13,524
Potash Corp. of Saskatchewan, Inc.	4,010	324,048
PPG Industries, Inc.	1,175	43,358
Praxair, Inc.	2,950	198,505
Shin-Etsu Chemical Co., Ltd.	6,200	298,773
Solutia, Inc. (a)	1,720	3,216
Syngenta AG, Registered Shares	966	194,677
Umicore	3	55
Chemicals Total		2,067,355
Construction Materials — 0.2%
CRH PLC	7,631	166,069
Eagle Materials, Inc.	371	8,997
Construction Materials Total		175,066

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.2%
Crown Holdings, Inc. (a)	6,000	136,380
Greif, Inc., Class A	683	22,737
Greif, Inc., Class B	618	20,184
Packaging Corp. of America	2,903	37,797
Containers & Packaging Total		217,098
Metals & Mining — 0.9%
Agnico-Eagle Mines Ltd.	730	41,552
Allegheny Technologies, Inc.	1,550	33,991
BHP Billiton Ltd.	9,161	203,270
Carpenter Technology Corp.	380	5,366
Compass Minerals International, Inc.	180	10,147
Freeport-McMoRan Copper & Gold, Inc.	6,591	251,183
Harry Winston Diamond Corp.	1,837	5,290
Haynes International, Inc. (a)	492	8,767
Newmont Mining Corp.	1,300	58,188
Nucor Corp.	8,700	332,079
Olympic Steel, Inc.	586	8,890
RTI International Metals, Inc. (a)	810	9,477
Schnitzer Steel Industries, Inc., Class A	180	5,650
Metals & Mining Total		973,850
Paper & Forest Products — 0.1%
Clearwater Paper Corp. (a)	1,100	8,833
Mercer International, Inc. (a)	892	589
Weyerhaeuser Co.	4,550	125,443
Paper & Forest Products Total		134,865
MATERIALS TOTAL		3,568,234
TELECOMMUNICATION SERVICES — 1.4%
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	29,454	742,241
China Unicom Ltd.	186,000	198,704
Deutsche Telekom AG, Registered Shares	11,962	148,597
tw telecom, Inc. (a)	969	8,479
Verizon Communications, Inc.	9,799	295,930
Warwick Valley Telephone Co.	790	8,682
Diversified Telecommunication Services Total		1,402,633

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 0.1%
American Tower Corp., Class A (a)	2,617	79,635
Leap Wireless International, Inc. (a)	635	22,142
SBA Communications Corp., Class A (a)	540	12,582
Syniverse Holdings, Inc. (a)	2,255	35,539
Wireless Telecommunication Services Total		149,898
TELECOMMUNICATION SERVICES TOTAL		1,552,531
UTILITIES — 2.3%
Electric Utilities — 1.3%
ALLETE, Inc.	550	14,680
American Electric Power Co., Inc.	800	20,208
El Paso Electric Co. (a)	910	12,822
Electricite de France	4,247	166,653
Entergy Corp.	1,925	131,073
Exelon Corp.	3,900	177,021
Fortum Oyj	5,216	99,445
FPL Group, Inc.	10,050	509,837
Great Plains Energy, Inc.	640	8,621
Hawaiian Electric Industries, Inc.	350	4,809
ITC Holdings Corp.	893	38,953
Maine & Maritimes Corp.	149	5,215
MGE Energy, Inc.	500	15,685
Northeast Utilities	5,663	122,264
PPL Corp.	1,095	31,437
Southern Co.	2,700	82,674
UIL Holdings Corp.	570	12,722
Electric Utilities Total		1,454,119
Gas Utilities — 0.1%
AGL Resources, Inc.	1,100	29,183
Questar Corp.	1,210	35,610
Gas Utilities Total		64,793
Independent Power Producers & Energy Traders — 0.0%
Black Hills Corp.	760	13,596
Independent Power Producers & Energy Traders Total		13,596
Multi-Utilities — 0.8%
Avista Corp.	940	12,953
CH Energy Group, Inc.	280	13,132
NorthWestern Corp.	740	15,895
PG&E Corp.	9,011	344,401

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — (continued)
Public Service Enterprise Group, Inc.	4,172	122,949
Sempra Energy	1,400	64,736
Suez Environnement SA (a)	6,133	90,243
Wisconsin Energy Corp.	4,200	172,914
Xcel Energy, Inc.	3,710	69,117
Multi-Utilities Total		906,340
Water Utilities — 0.1%
Epure International Ltd.	567,000	109,974
Water Utilities Total		109,974
UTILITIES TOTAL		2,548,822

Total Common Stocks (cost of $71,445,029)		59,106,476

	Par ($)
Mortgage-Backed Securities — 16.1%
Federal Home Loan Mortgage Corp.
4.500% 02/01/39	237,586	242,812
5.000% 12/01/35	724,825	749,437
5.500% 12/01/20	23,454	24,501
5.500% 01/01/21	384,451	401,788
5.500% 07/01/21	173,099	180,712
5.500% 08/01/21	523,086	546,091
5.500% 12/01/32	48,825	50,895
5.500% 08/01/35	119,902	124,685
5.500% 10/01/35	262,549	273,023
5.500% 11/01/35	717,080	745,686
5.500% 12/01/37	682,704	709,154
6.000% 11/01/14	26,246	27,589
6.500% 05/01/11	7,304	7,663
6.500% 06/01/11	78,546	82,406
6.500% 03/01/26	67,894	72,315
6.500% 06/01/26	79,750	84,943
6.500% 03/01/27	25,571	27,236
6.500% 09/01/28	82,674	88,024
6.500% 06/01/31	202,029	214,723
6.500% 07/01/31	22,094	23,496
6.500% 11/01/32	14,254	15,140
6.500% 11/01/37	480,355	506,982
7.000% 04/01/29	6,388	6,941

	Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
7.000% 08/01/31	9,174	9,888
7.500% 01/01/30	17,551	19,029
8.000% 09/01/15	5,492	5,859
12.000% 07/01/20	28,395	30,398
TBA,:
4.500% 04/13/39(b)	590,000	602,169
5.000% 04/13/39(b)	390,000	402,187
Federal National Mortgage Association
5.000% 02/01/36	911,538	942,659
5.000% 05/01/37	556,770	575,139
5.500% 11/01/21	630,331	658,250
5.500% 05/01/36	991,111	1,029,904
5.500% 11/01/36	620,336	644,616
5.500% 06/01/38	398,956	414,486
6.000% 07/01/31	22,800	23,980
6.000% 07/01/35	419,763	439,394
6.000% 02/01/36	122,858	128,546
6.000% 04/01/36	25,783	26,977
6.000% 09/01/36	306,633	320,830
6.000% 07/01/37	1,178,570	1,232,333
6.000% 08/01/37	884,346	924,688
6.000% 06/01/38	127,279	133,086
6.500% 12/01/31	1,733	1,841
6.500% 05/01/33	3,622	3,849
6.500% 08/01/37	185,511	195,644
6.500% 03/01/38	237,915	250,910
7.000% 07/01/31	11,550	12,446
7.000% 07/01/32	2,674	2,880
7.000% 07/01/37	115,979	123,517
7.500% 09/01/15	7,042	7,402
7.500% 02/01/30	7,244	7,843
7.500% 08/01/31	25,556	27,680
8.000% 04/01/30	1,212	1,318
8.000% 05/01/30	3,882	4,220
TBA,:
6.000% 04/13/39(b)	380,000	396,862
6.500% 04/13/39(b)	1,240,000	1,305,875
Government National Mortgage Association
4.500% 02/15/39	645,218	661,159
4.625% 07/20/25(c)	14,867	14,959
6.000% 03/15/29	2,193	2,306
6.500% 05/15/13	16,645	17,551
6.500% 05/15/24	18,047	18,999

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.500% 04/15/29	18,660	19,868
	6.500% 05/15/29	11,828	12,594
	7.000% 11/15/13	2,107	2,220
	7.000% 06/15/31	3,524	3,790
	7.000% 06/15/32	900	962
	8.000% 03/15/26	133,247	144,690
	9.000% 12/15/17	2,181	2,352
	TBA,
	5.000% 04/20/39(b)	550,000	570,281

	Total Mortgage-Backed Securities (cost of $16,931,305)		17,584,678
Corporate Fixed-Income Bonds & Notes — 11.0%
BASIC MATERIALS — 0.5%
Chemicals — 0.2%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	60,000	62,145
Huntsman International LLC
	7.875% 11/15/14	480,000	196,800
Chemicals Total			258,945
Forest Products & Paper — 0.1%
Georgia-Pacific Corp.
	8.000% 01/15/24	65,000	51,675
Forest Products & Paper Total			51,675
Iron/Steel — 0.1%
Nucor Corp.
	5.850% 06/01/18	130,000	129,806
Iron/Steel Total			129,806
Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	115,000	107,525
Metals & Mining Total			107,525
BASIC MATERIALS TOTAL			547,951
COMMUNICATIONS — 2.2%
Media — 0.7%
Cablevision Systems Corp.
	8.000% 04/15/12	230,000	223,675
Comcast Cable Holdings LLC
	9.875% 06/15/22	5,000	5,632
Comcast Corp.
	7.050% 03/15/33	150,000	139,402

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
DirecTV Holdings LLC
	6.375% 06/15/15	225,000	212,062
News America, Inc.
	6.550% 03/15/33	150,000	119,622
Viacom, Inc.
	6.125% 10/05/17	75,000	63,816
Media Total			764,209
Telecommunication Services — 1.5%
AT&T, Inc.
	5.100% 09/15/14	160,000	160,539
BellSouth Corp.
	6.000% 10/15/11	2,000	2,080
British Telecommunications PLC
	5.150% 01/15/13	125,000	116,013
Cisco Systems, Inc.
	4.950% 02/15/19	170,000	167,257
Cricket Communications, Inc.
	9.375% 11/01/14	105,000	100,012
France Telecom SA
	7.750% 03/01/11	1,000	1,071
Intelsat Corp.
	9.250% 06/15/16(d)	115,000	106,375
Lucent Technologies, Inc.
	6.450% 03/15/29	585,000	222,300
New Cingular Wireless Services, Inc.
	8.125% 05/01/12	3,000	3,271
	8.750% 03/01/31	108,000	118,439
Qwest Communications International, Inc.
	7.500% 02/15/14	255,000	220,575
Telefonica Emisiones SAU
	5.984% 06/20/11	125,000	128,571
Verizon Wireless Capital LLC
	5.550% 02/01/14(d)	165,000	165,138
Vodafone Group PLC
	5.750% 03/15/16	140,000	140,106
Telecommunication Services Total			1,651,747
COMMUNICATIONS TOTAL			2,415,956

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — 0.4%
Apparel — 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	130,000	111,800
Apparel Total			111,800
Lodging — 0.1%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(d)	165,000	28,050
MGM Mirage
	7.500% 06/01/16	190,000	66,500
Lodging Total			94,550
Retail — 0.2%
CVS Caremark Corp.
	5.750% 06/01/17	125,000	121,895
Wal-Mart Stores, Inc.
	5.800% 02/15/18	100,000	109,325
Retail Total			231,220
CONSUMER CYCLICAL TOTAL			437,570
CONSUMER NON-CYCLICAL — 0.7%
Beverages — 0.1%
Bottling Group LLC
	6.950% 03/15/14	100,000	113,703
Beverages Total			113,703
Food — 0.3%
Campbell Soup Co.
	4.500% 02/15/19	65,000	64,788
ConAgra Foods, Inc.
	6.750% 09/15/11	90,000	95,175
Kraft Foods, Inc.
	6.500% 08/11/17	100,000	102,974
Food Total			262,937
Healthcare Products — 0.1%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	105,000	88,725
Healthcare Products Total			88,725
Healthcare Services — 0.1%
HCA, Inc.
	PIK,
	9.625% 11/15/16	120,000	95,700
Healthcare Services Total			95,700

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — 0.1%
Wyeth
	5.500% 02/01/14	145,000	152,311
Pharmaceuticals Total			152,311
CONSUMER NON-CYCLICAL TOTAL			713,376
ENERGY — 1.4%
Oil & Gas — 0.8%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	125,000	111,450
Chesapeake Energy Corp.
	6.375% 06/15/15	300,000	252,750
Chevron Corp.
	4.950% 03/03/19	150,000	153,298
KCS Energy, Inc.
	7.125% 04/01/12	105,000	95,025
Nexen, Inc.
	5.875% 03/10/35	150,000	99,243
Talisman Energy, Inc.
	6.250% 02/01/38	150,000	105,814
Valero Energy Corp.
	6.875% 04/15/12	115,000	116,064
Oil & Gas Total			933,644
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	100,000	102,988
Weatherford International Ltd.
	5.150% 03/15/13	100,000	93,042
Oil & Gas Services Total			196,030
Pipelines — 0.4%
El Paso Corp.
	6.875% 06/15/14	145,000	129,154
MarkWest Energy Partners LP
	8.500% 07/15/16	150,000	107,250
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	90,000	65,233

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	225,000	128,250
Pipelines Total			429,887
ENERGY TOTAL			1,559,561
FINANCIALS — 4.1%
Banks — 2.3%
American Express Credit Corp.
	5.875% 05/02/13	130,000	114,137
Bank of New York Mellon Corp.
	5.125% 08/27/13	150,000	153,526
Capital One Financial Corp.
	5.500% 06/01/15	315,000	254,981
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(d)	575,000	539,849
Credit Suisse/New York
	6.000% 02/15/18	160,000	139,552
Deutsche Bank AG
	4.875% 05/20/13	150,000	147,129
HSBC Capital Funding LP
	9.547% 12/31/49(c)(d)	250,000	170,593
JPMorgan Chase & Co.
	6.000% 01/15/18	250,000	252,521
Keycorp
	6.500% 05/14/13	165,000	161,013
Merrill Lynch & Co., Inc.
	6.050% 08/15/12(e)	250,000	214,515
SunTrust Preferred Capital I
	5.853% 12/15/11(c)	200,000	50,000
USB Capital IX
	6.189% 04/15/49(c)	350,000	138,250
Wachovia Corp.
	4.875% 02/15/14	225,000	188,924
Banks Total			2,524,990
Diversified Financial Services — 1.3%
AGFC Capital Trust I
	6.000% 01/15/67(c)(d)	250,000	22,655
CDX North America High Yield
	8.875% 06/29/13(d)	285,000	226,575
Citigroup Funding, Inc.
	2.000% 03/30/12	350,000	351,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
General Electric Capital Corp.
	2.250% 03/12/12	350,000	352,432
	5.000% 01/08/16	245,000	212,581
Goldman Sachs Group, Inc.
	6.345% 02/15/34	180,000	106,266
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11(f)(g)	250,000	31,875
Morgan Stanley
	6.750% 04/15/11	100,000	100,077
Diversified Financial Services Total			1,403,586
Insurance — 0.3%
Chubb Corp.
	5.750% 05/15/18	90,000	88,867
Principal Life Income Funding Trusts
	5.300% 04/24/13	140,000	128,616
Prudential Financial, Inc.
	4.500% 07/15/13	2,000	1,510
UnitedHealth Group, Inc.
	5.250% 03/15/11	100,000	100,856
Insurance Total			319,849
Real Estate — 0.0%
ERP Operating LP
	5.200% 04/01/13	1,000	886
Real Estate Total			886
Real Estate Investment Trusts (REITs) — 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	159,000	131,940
Simon Property Group LP
	5.750% 12/01/15	150,000	115,810
Real Estate Investment Trusts (REITs) Total			247,750
FINANCIALS TOTAL			4,497,061
INDUSTRIALS — 0.6%
Aerospace & Defense — 0.2%
BE Aerospace, Inc.
	8.500% 07/01/18	240,000	200,100
United Technologies Corp.
	5.375% 12/15/17	100,000	102,378
Aerospace & Defense Total			302,478

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc.
	6.300% 05/01/14(d)	140,000	98,700
Miscellaneous Manufacturing Total			98,700
Transportation — 0.3%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	100,000	91,202
Norfolk Southern Corp.
	5.750% 04/01/18	115,000	114,284
Union Pacific Corp.
	6.650% 01/15/11	100,000	104,233
Transportation Total			309,719
INDUSTRIALS TOTAL			710,897
TECHNOLOGY — 0.1%
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	110,000	109,711
Software Total			109,711
TECHNOLOGY TOTAL			109,711
UTILITIES — 1.0%
Electric — 0.9%
Commonwealth Edison Co.
	5.950% 08/15/16	125,000	119,704
Consolidated Edison Co. of New York
	4.700% 06/15/09	7,000	7,021
Consolidated Edison Co. of New York, Inc.
	5.850% 04/01/18	100,000	99,064
Energy East Corp.
	6.750% 06/15/12	1,000	982
Indiana Michigan Power Co.
	5.650% 12/01/15	250,000	223,818
NiSource Finance Corp.
	5.400% 07/15/14	9,000	7,204
NY State Electric & Gas Corp.
	5.750% 05/01/23	1,000	789
Pacific Gas & Electric Co.
	5.800% 03/01/37	170,000	161,664
Progress Energy, Inc.
	7.750% 03/01/31	100,000	100,304

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Southern California Edison Co.
	5.000% 01/15/14	150,000	157,275
Texas Competitive Electric Holdings Co. LLC
	PIK,
	10.500% 11/01/16	195,000	72,150
Electric Total			949,975
Gas — 0.1%
Atmos Energy Corp.
	6.350% 06/15/17	125,000	112,155
Gas Total			112,155
UTILITIES TOTAL			1,062,130

	Total Corporate Fixed-Income Bonds & Notes (cost of $14,409,235)		12,054,213
Government & Agency Obligations — 4.0%
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Province of Ontario
	5.450% 04/27/16	200,000	219,162
Province of Quebec
	4.625% 05/14/18	250,000	248,501
United Mexican States
	7.500% 04/08/33	273,000	283,920
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			751,583
U.S. GOVERNMENT AGENCIES — 0.9%
Federal Home Loan Bank
	5.500% 08/13/14	90,000	102,543
Federal Home Loan Mortgage Corp.
	5.500% 08/23/17	710,000	806,536
	6.750% 03/15/31	20,000	26,677
Federal National Mortgage Association
	5.375% 08/15/09(h)	40,000	40,727
U.S. GOVERNMENT AGENCIES TOTAL			976,483
U.S. GOVERNMENT OBLIGATIONS — 2.4%
U.S. Treasury Bonds
	5.375% 02/15/31	1,428,000	1,800,395

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	849,086	886,499
U.S. GOVERNMENT OBLIGATIONS TOTAL			2,686,894

	Total Government & Agency Obligations (cost of $4,109,306)		4,414,960
Collateralized Mortgage Obligations — 3.7%
AGENCY — 1.6%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	122,871	124,523
	4.500% 03/15/21	180,000	187,086
	4.500% 08/15/28	597,000	618,042
	6.000% 02/15/28	468,329	480,052
Federal National Mortgage Association
	5.000% 12/25/15	359,062	363,346
AGENCY TOTAL			1,773,049
NON - AGENCY — 2.1%
American Mortgage Trust
	8.445% 09/27/22(c)	7,237	4,390
Bear Stearns Adjustable Rate Mortgage Trust
	5.528% 02/25/47(c)	620,094	300,056
Countrywide Alternative Loan Trust
	5.250% 03/25/35	49,850	39,273
	5.250% 08/25/35	260,085	191,058
	5.500% 10/25/35	494,934	365,764
JPMorgan Mortgage Trust
	6.047% 10/25/36(c)	565,605	371,231
Lehman Mortgage Trust
	6.500% 01/25/38	530,433	346,439
WaMu Mortgage Pass-Through Certificates
	5.695% 02/25/37(c)	1,083,187	567,438
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	114,033	83,912
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	49,649	40,592
NON-AGENCY TOTAL			2,310,153

	Total Collateralized Mortgage Obligations (cost of $5,518,185)		4,083,202

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — 3.4%
Bear Stearns Commercial Mortgage Securities
	4.680% 08/13/39(c)	32,000	28,046
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49(c)	310,000	134,811
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	759,000	723,161
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	200,000	104,749
	5.447% 06/12/47	358,000	234,473
	5.525% 04/15/43(c)	989,000	477,265
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	120,000	109,846
	6.510% 12/15/26	714,367	715,455
Merrill Lynch Mortgage Trust
	5.243% 11/12/37(c)	310,000	156,104
Morgan Stanley Capital I
	4.970% 12/15/41	73,000	63,288
	5.387% 03/12/44	1,200,000	920,285
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	3,867	3,865

	Total Commercial Mortgage-Backed Securities (cost of $5,018,086)		3,671,348
Asset-Backed Securities — 1.8%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	340,000	255,124
Ford Credit Auto Owner Trust
	5.470% 06/15/12	500,000	482,092
Franklin Auto Trust
	5.360% 05/20/16	632,000	605,774
Green Tree Financial Corp.
	6.870% 01/15/29	76,614	59,468
Harley-Davidson Motorcycle Trust
	5.350% 03/15/13	615,123	605,005

	Total Asset-Backed Securities (cost of $2,159,814)		2,007,463

	Shares	Value ($)
Convertible Preferred Stock — 0.3%
HEALTH CARE — 0.1%
Pharmaceuticals — 0.1%
Schering-Plough Corp., 6.000%	600	126,300
Pharmaceuticals Total		126,300
HEALTH CARE TOTAL		126,300
MATERIALS — 0.2%
Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc., 6.750%	2,750	177,568
Metals & Mining Total		177,568
MATERIALS TOTAL		177,568

Total Convertible Preferred Stock (cost of $275,032)		303,868
Preferred Stocks — 0.1%
FINANCIALS — 0.1%
Insurance — 0.1%
Unipol Gruppo Finanziario SpA	139,849	82,868
Insurance Total		82,868
FINANCIALS TOTAL		82,868
PREFERRED STOCK — 0.0%
PREFERRED STOCK — 0.0%
Johnson Controls, Inc. (a)	400	25,476
PREFERRED STOCK Total		25,476
PREFERRED STOCK TOTAL		25,476

Total Preferred Stocks (cost of $363,361)		108,344

	Units
Rights — 0.0%
INSURANCE — 0.0%
United American Indemnity, Ltd., Class A Expires 04/06/09(a)	2,075	249
INSURANCE TOTAL		249
MATERIALS — 0.0%
Construction Materials — 0.0%
CRH PLC Expires 04/08/09(a)	2,158	46,935
Construction Materials Total		46,935
MATERIALS TOTAL		46,935

Total Rights (cost of $28,898)		47,184

	Shares	Value ($)
Investment Company — 0.0%
iShares Russell 2000 Growth Index Fund	150	6,897

Total Investment Company (cost of $7,109)		6,897

	Par ($)
Convertible Bond — 0.0%
FINANCIALS — 0.0%
Real Estate Investment Trusts (REITs) — 0.0%
Vornado Realty Trust
3.625% 11/15/26	11,000	8,580
Real Estate Investment Trusts (REITs) Total		8,580
FINANCIALS TOTAL		8,580

Total Convertible Bond (cost of $8,737)		8,580
Short-Term Obligations — 8.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09 at 0.140%, collateralized by U.S. Government Agency Obligations with various maturities to 01/22/13, market value $8,999,593 (repurchase proceeds $8,808,034)	8,808,000	8,808,000

Total Short-Term Obligations (cost of $8,808,000)		8,808,000

Total Investments — 102.6% (cost of $129,082,097)(i)(j)		112,205,213

Other Assets & Liabilities, Net — (2.6)%		(2,935,607)

Net Assets — 100.0%		109,269,606

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price. Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securties are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$55,251,284	$146,199
Level 2 – Other Significant Observable Inputs	56,953,929	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$112,205,213	$146,199

*Other financial instruments consist of written option contracts and futures contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ended March 31, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of December 31, 2008	$2,413	$—
Accretion of Discounts/Amortization of Premiums	—	—
Realized gain	—	—
Change in unrealized appreciation	255	—
Net sales	(2,668)	—
Transfers in and/or out of Level 3	—	—
Balance as of March 31, 2009	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized gains attributable to securities owned at March 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $255.

(a)	Non-income producing security.

(b)	Security purchased on a delayed delivery basis.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2009.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities, which are not illiquid, amounted to $1,357,935, which represents 1.2% of net assets.

(e)	Investments in affiliates during the three months ended March 31, 2009:

Security name: Merrill Lynch & Co., Inc. 6.050% 08/15/12

	Par as of 12/31/08:		$250,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 03/31/09:		$250,000
	Net realized gain/loss:		$—
	Interest income earned:		$1,933
	Value at end of period:		$214,515

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At March 31, 2009, the value of this security amounted to $31,875, which represents less than 0.1% of net assets.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2009, the value of this security amounted to $31,875, which represents less than 0.01% of net assets.

(h)	A portion of this security with a market value of $40,727 is pledged as collateral for open futures contracts.

(i)	Cost for federal income tax purposes is $129,123,358.

(j)	Unrealized appreciation and depreciation at March 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$4,022,502	$(20,940,647)	$(16,918,145)

At March 31, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index Futures	13	$2,583,100	$2,470,269	Jun-2009	$112,831
10-Year U.S. Treasury Note	17	2,109,328	2,066,024	Jun-2009	43,304
					$156,135

At March 31, 2009, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
2-Year U.S. Treasury Note	10	$2,178,906	$2,169,030	Jun-2009	$(9,876)

For the three months ended March 31, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2008	—	$—
Options written	4	388
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	—	—
Options outstanding at March 31, 2009	4	$388

At March 31, 2009, the Fund held the following written put options:

	Strike	Number of	Expiration
Name of Issuer	Price	Contracts	Date	Value
Best Buy Co., Inc.	$30	4	04/18/09	$60
Total written put options (proceeds $388)

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind
SPA	Stand-by Purchase Agreement
TBA	To Be Announced

INVESTMENT PORTFOLIO

March 31, 2009 (Unaudited)	Columbia Federal Securities Fund, Variable Series

		Par ($)	Value ($)*
Mortgage-Backed Securities — 63.3%
Federal Home Loan Mortgage Corp.
	5.500% 08/01/17	47,213	49,570
	5.500% 12/01/17	20,544	21,570
	5.500% 05/01/37	14,472,258	15,033,765
	6.000% 04/01/32	18,632	19,602
	6.000% 03/01/38	6,600,000	6,907,635
	6.000% 05/01/38	1,897,834	1,986,187
	7.000% 06/01/16	8,476	8,948
	7.000% 01/01/26	34,117	36,858
	7.500% 02/01/23	21,071	22,856
	7.500% 05/01/24	5,106	5,550
	10.500% 02/01/19	4,822	5,614
	10.750% 11/01/09	87	88
	11.250% 10/01/09	35	35
	12.000% 07/01/13	1,648	1,874
	12.000% 07/01/20	20,444	21,887
Federal National Mortgage Association
	4.000% 03/01/39	10,500,000	10,557,422
	4.500% 02/01/39	7,357,052	7,526,393
	5.000% 02/01/36	4,777,559	4,940,668
	5.000% 09/01/37	2,097,472	2,167,114
	6.000% 08/01/22	23,404	24,691
	6.000% 12/01/23	66,983	70,499
	6.000% 02/01/24	75,012	79,026
	6.000% 03/01/24	16,395	17,272
	6.500% 11/01/23	12,309	13,097
	6.500% 01/01/24	21,721	23,128
	6.500% 08/01/25	38,365	40,913
	6.500% 12/01/25	8,296	8,846
	6.500% 01/01/26	7,144	7,619
	6.500% 08/01/31	4,173	4,435
	6.500% 10/01/37	3,561,708	3,756,254
	7.000% 07/01/11	27,682	28,702
	7.000% 03/01/15	6,942	7,253
	7.000% 03/01/29	86,426	93,345
	7.500% 11/01/29	67,953	73,672
	8.500% 05/01/30	171,120	187,161
	9.000% 05/01/12	2,503	2,612
	9.000% 05/01/20	5,702	6,104
	10.000% 03/01/16	2,734	2,812
	12.250% 09/01/12	7,346	7,864

1

	Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Government National Mortgage Association
4.625% 07/20/22(a)	16,643	16,771
4.625% 07/20/25(a)	29,735	29,917
6.000% 03/15/29	49,424	52,031
6.500% 10/15/13	12,375	13,049
6.500% 07/15/24	40,031	42,232
6.500% 03/15/28	641,023	684,140
7.000% 09/15/29	22,921	24,639
7.500% 10/15/27	8,460	9,119
7.500% 09/15/29	9,302	10,034
8.500% 04/15/30	436	477
9.000% 06/15/16	9,497	10,246
9.000% 01/15/17	1,733	1,868
9.000% 03/15/17	8,374	9,024
9.000% 01/15/20	4,951	5,362
9.500% 08/15/09	57	57
9.500% 09/15/09	1,027	1,049
9.500% 10/15/09	2,295	2,344
9.500% 11/15/09	1,221	1,247
9.500% 12/15/09	351	359
9.500% 11/15/10	572	599
9.500% 08/15/17	179,709	196,701
9.500% 08/15/22	2,080	2,288
10.000% 11/15/09	1,303	1,330
10.000% 06/15/10	26	27
10.000% 10/15/10	935	976
10.000% 11/15/19	6,442	7,048
11.500% 04/15/13	19,845	22,311
11.500% 05/15/13	11,201	12,593

	Total Mortgage-Backed Securities (cost of $53,583,601)	54,926,779
Government & Agency Obligations — 25.3%
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Inter-American Development Bank
8.875% 06/01/09	125,000	126,316
FOREIGN GOVERNMENT OBLIGATIONS TOTAL		126,316
U.S. GOVERNMENT AGENCIES — 8.0%
AID-Israel
5.500% 04/26/24	2,000,000	2,253,110

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Bank
5.375% 07/17/09	2,000,000	2,028,634
Federal Home Loan Mortgage Corp.
4.875% 06/13/18(b)	2,195,000	2,434,154
5.875% 03/21/11	180,000	189,004
U.S. GOVERNMENT AGENCIES TOTAL		6,904,902
U.S. GOVERNMENT OBLIGATIONS — 17.2%
U.S. Treasury Bonds
6.875% 08/15/25(c)	2,112,000	3,027,421
7.125% 02/15/23(b)	793,000	1,115,157
U.S. Treasury Notes
1.875% 02/28/14(b)	800,000	808,752
3.125% 09/30/13(b)	9,335,000	9,997,206
U.S. GOVERNMENT OBLIGATIONS TOTAL		14,948,536

	Total Government & Agency Obligations (cost of $20,406,302)	21,979,754
Corporate Fixed-Income Bonds & Notes — 3.8%
FINANCIALS — 3.7%
Banks — 0.2%
Bank of America Corp.
4.875% 01/15/13(d)	175,000	156,676
Banks Total		156,676
Diversified Financial Services — 3.5%
General Electric Capital Corp.
2.250% 03/12/12	2,900,000	2,920,152
JPMorgan Chase & Co.
7.875% 06/15/10	125,000	127,376
Diversified Financial Services Total		3,047,528
FINANCIALS TOTAL		3,204,204
UTILITIES — 0.1%
Electric — 0.1%
Hydro Quebec
8.500% 12/01/29	75,000	106,472
Electric Total		106,472
UTILITIES TOTAL		106,472

	Total Corporate Fixed-Income Bonds & Notes (cost of $3,295,493)	3,310,676
Commercial Mortgage-Backed Securities — 3.3%
Bear Stearns Commercial Mortgage Securities
4.933% 02/13/42(a)	180,000	140,637

3

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	4.740% 03/13/40	175,000	156,653
	4.750% 02/13/46(a)	257,000	197,807
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41(a)	110,000	87,311
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36(a)	380,000	324,932
GS Mortgage Securities Corp. II
	4.751% 07/10/39	175,000	129,451
JP Morgan Chase Commercial Mortgage Securities Corp.
	4.393% 07/12/37	325,017	315,198
JPMorgan Commercial Mortgage Finance Corp.
	7.400% 07/15/31(a)	254,755	254,175
LB-UBS Commercial Mortgage Trust
	5.124% 11/15/32(a)	100,000	88,816
Morgan Stanley Capital I
	4.970% 12/15/41	130,000	112,704
	5.150% 06/13/41	40,000	35,697
Morgan Stanley Dean Witter Capital I
	4.180% 03/12/35	259,377	250,033
	5.980% 01/15/39	180,000	175,609
Structured Asset Securities Corp.
	I.O.,
	2.171% 02/25/28(a)	680,009	31
Wachovia Bank Commercial Mortgage Trust
	4.980% 11/15/34	290,000	274,217
	5.037% 03/15/42	120,000	112,402
	5.726% 06/15/45	217,223	217,026

	Total Commercial Mortgage-Backed Securities (cost of $3,001,242)		2,872,699
Collateralized Mortgage Obligations — 2.8%
AGENCY — 1.9%
Federal Home Loan Mortgage Corp.
	6.000% 05/15/29	1,555,000	1,596,755
Federal National Mortgage Association
	9.250% 03/25/18	26,735	29,565
AGENCY TOTAL			1,626,320

4

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — 0.9%
American Mortgage Trust
	8.445% 09/27/22	2,734	1,658
Citicorp Mortgage Securities, Inc.
	10.000% 08/25/17	4,153	4,141
Comfed Savings Bank
	8.224% 01/25/18(a)(e)	10,722	536
First Horizon Asset Securities, Inc.
	5.382% 11/25/33(a)	792,817	424,490
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(a)(f)	357,675	357,447
Nomura Asset Acceptance Corp.
	6.664% 05/25/36	230,000	5,264
NON-AGENCY TOTAL			793,536

	Total Collateralized Mortgage Obligations (cost of $2,923,093)		2,419,856
Asset-Backed Securities — 2.6%
Chase Issuance Trust
	4.260% 05/15/13	415,000	413,500
CPL Transition Funding LLC
	5.960% 07/15/15	80,000	86,346
Entergy Gulf States Reconstruction Funding LLC
	5.510% 10/01/13	79,619	83,562
JPMorgan Mortgage Acquisition Corp.
	5.784% 01/25/37	1,060,000	373,912
Mid-State Trust
	7.340% 07/01/35	621,207	515,430
Nissan Auto Receivables Owner Trust
	3.800% 10/15/10	618,289	621,147
West Penn Funding LLC Transition Bonds
	4.460% 12/27/10(f)	173,861	176,106

	Total Asset-Backed Securities (cost of $3,072,023)		2,270,003

	Shares
Securities Lending Collateral — 5.8%
State Street Navigator Securities Lending Prime Portfolio (g)

(7 day yield of 0.943%)	5,046,259	5,046,259

Total Securities Lending Collateral (cost of $5,046,259)		5,046,259

5

	Par ($)	Value ($)
Short-Term Obligations — 0.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09 at 0.140%, collateralized by a U.S. Government Agency Obligation maturing 03/31/10, market value $202,220 (repurchase proceeds $197,001)	197,000	197,000

Total Short-Term Obligations (cost of $197,000)		197,000

Total Investments — 107.1% (cost of $91,525,013)(h)(i)		93,023,026

Obligation to Return Collateral for Securities Loaned — (5.8)%		(5,046,259)

Other Assets & Liabilities, Net — (1.3)%		(1,159,230)

Net Assets — 100.0%		86,817,537

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

6

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•		Level 1 — quoted prices in active markets for identical securities
	•		Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 — Quoted Prices	$19,994,795	$(48,802)
	Level 2 — Other Significant Observable Inputs	73,027,695	—
	Level 3 — Significant Unobservable Inputs	536	—
	Total	$93,023,026	$(48,802)

	* Other financial instruments consist of futures contracts which are not included in the investment portfolio.

	The following table reconciles asset balances for the three month period ended March 31, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of December 31, 2008	$547	$—
	Accretion of discounts/ amortization of premiums	—	—
	Realized gain	11	—
	Change in unrealized appreciation	204	—
	Net sales	(226)	—
	Transfers in and or out of Level 3	—	—
	Balance as of March 31, 2009	$536	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized gains attributable to securities owned at March 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $204.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2009.
(b)	All or a portion of this security was on loan at March 31, 2009. The total market value of securities on loan at March 31, 2009 is $4,956,471.
(c)	A portion of this security with a market value of $ 394,195 is pledged as collateral for open futures contracts.

7

(d)	Investments in affiliates during the three months ended March 31, 2009:

	Security name: Bank of America Corp., 4.875% 01/15/13
	Par as of 12/31/08:	$175,000
	Par purchased:	$—
	Par sold:	$—
	Par as of 03/31/09:	$175,000
	Net realized gain/loss:	$—
	Interest income earned:	$2,133
	Value at end of period:	$156,676
	Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16
	Par as of 12/31/08:	$1,000,000
	Par purchased:	$—
	Par sold:	$1,000,000
	Par as of 03/31/09:	$—
	Net realized gain/loss:	$(547,000)
	Interest income earned:	$—
	Value at end of period:	$—

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $536, which represents less than 0.1% of net assets.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities, which are not illiquid, amounted to $533,553, which represents 0.6% of net assets.

(g)	Investment made with cash collateral received from securities lending activity.
(h)	Cost for federal income tax purposes is $91,662,839.
(i)	Unrealized appreciation and depreciation at March 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$2,953,590	$(1,593,403)	$1,360,187

At March 31, 2009, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
30-Year U.S. Treasury Bonds	16	$2,075,250	$2,026,448	June 2009	$(48,802)

Acronym	Name

I.O.	Interest only

8

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia International Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 95.3%
CONSUMER DISCRETIONARY — 9.9%
Auto Components — 0.9%
Denso Corp.	8,000	157,761
Auto Components Total		157,761
Automobiles — 1.1%
Honda Motor Co., Ltd.	4,100	95,888
Toyota Motor Corp.	3,000	94,560
Automobiles Total		190,448
Diversified Consumer Services — 0.9%
Benesse Corp.	4,600	168,227
Diversified Consumer Services Total		168,227
Hotels, Restaurants & Leisure — 1.9%
OPAP SA	6,922	182,276
Paddy Power PLC	10,209	164,663
Hotels, Restaurants & Leisure Total		346,939
Media — 1.5%
Vivendi	9,935	263,003
Media Total		263,003
Specialty Retail — 2.6%
Fast Retailing Co., Ltd.	1,500	169,268
Game Group PLC	83,298	180,177
Point, Inc.	2,830	127,798
Specialty Retail Total		477,243
Textiles, Apparel & Luxury Goods — 1.0%
Polo Ralph Lauren Corp.	4,155	175,549
Textiles, Apparel & Luxury Goods Total		175,549
CONSUMER DISCRETIONARY TOTAL		1,779,170
CONSUMER STAPLES — 10.1%
Beverages — 0.8%
Fomento Economico Mexicano SAB de CV, ADR	5,693	143,521
Beverages Total		143,521
Food & Staples Retailing — 3.4%
George Weston Ltd.	1,300	60,319
Koninklijke Ahold NV	19,024	208,521
Seven & I Holdings Co., Ltd.	10,500	229,125
Wal-Mart Stores, Inc.	2,197	114,464
Food & Staples Retailing Total		612,429
Food Products — 3.9%
China Milk Products Group Ltd.	296,000	61,304
Kerry Group PLC, Class A	7,792	157,875

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
Nestle SA, Registered Shares	9,875	333,822
Toyo Suisan Kaisha Ltd.	8,000	163,661
Food Products Total		716,662
Household Products — 0.9%
Unicharm Corp.	2,600	157,600
Household Products Total		157,600
Tobacco — 1.1%
Japan Tobacco, Inc.	73	193,147
Tobacco Total		193,147
CONSUMER STAPLES TOTAL		1,823,359
ENERGY — 8.8%
Energy Equipment & Services — 1.1%
Noble Corp.	4,663	112,332
Shinko Plantech Co., Ltd.	13,800	84,625
Energy Equipment & Services Total		196,957
Oil, Gas & Consumable Fuels — 7.7%
BG Group PLC	13,837	209,460
BP PLC	48,849	330,479
CNOOC Ltd.	73,100	72,717
Royal Dutch Shell PLC, Class B	11,931	262,095
Total SA	7,840	389,827
Yanzhou Coal Mining Co., Ltd., Class H	178,000	127,920
Oil, Gas & Consumable Fuels Total		1,392,498
ENERGY TOTAL		1,589,455
FINANCIALS — 20.1%
Capital Markets — 0.6%
Intermediate Capital Group PLC	7,741	33,405
Macquarie Group Ltd.	3,614	67,976
Capital Markets Total		101,381
Commercial Banks — 11.7%
Australia & New Zealand Banking Group Ltd.	9,706	106,298
Banco Bilbao Vizcaya Argentaria SA	26,571	215,697
Banco Santander SA	40,115	276,610
Bank of China Ltd., Class H	336,000	111,847
Barclays PLC	65,429	138,944
BNP Paribas	3,838	158,686
DBS Group Holdings Ltd.	28,000	155,561

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
HSBC Holdings PLC	29,457	166,952
Industrial & Commercial Bank of China, Class H	150,000	77,607
Itau Unibanco Banco Multiplo SA, ADR (a)	7,061	76,825
Standard Chartered PLC	13,232	164,513
Sumitomo Mitsui Financial Group, Inc.	6,800	234,258
Sumitomo Trust & Banking Co., Ltd.	14,000	52,755
Turkiye Is Bankasi, Class C	54,586	122,779
United Overseas Bank Ltd.	9,000	57,517
Commercial Banks Total		2,116,849
Diversified Financial Services — 0.6%
ING Groep NV	21,402	118,004
Diversified Financial Services Total		118,004
Insurance — 4.5%
Aviva PLC	19,780	61,374
Axis Capital Holdings Ltd.	4,641	104,608
Baloise Holding AG, Registered Shares	3,130	200,317
Brit Insurance Holdings PLC	66,141	171,299
Lancashire Holdings Ltd. (b)	13,600	93,667
Zurich Financial Services AG, Registered Shares	1,134	179,420
Insurance Total		810,685
Real Estate Investment Trusts (REITs) — 0.5%
Japan Retail Fund Investment Corp.	25	94,964
Real Estate Investment Trusts (REITs) Total		94,964
Real Estate Management & Development — 2.2%
Hongkong Land Holdings Ltd.	73,000	166,440
Leopalace21 Corp.	12,300	72,320
Swire Pacific Ltd., Class A	23,000	153,569
Real Estate Management & Development Total		392,329
FINANCIALS TOTAL		3,634,212
HEALTH CARE — 9.2%
Biotechnology — 0.5%
Amgen, Inc. (b)	1,763	87,304
Biotechnology Total		87,304
Health Care Equipment & Supplies — 0.5%
Terumo Corp.	2,500	91,681
Health Care Equipment & Supplies Total		91,681

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 8.2%
Astellas Pharma, Inc.	5,200	158,650
AstraZeneca PLC, ADR	6,835	242,301
Biovail Corp.	5,928	64,912
Daiichi Sankyo Co., Ltd.	7,200	119,873
Novartis AG, Registered Shares	2,285	86,478
Roche Holding AG, Genusschein Shares	2,698	370,225
Sanofi-Aventis SA	4,650	261,823
Santen Pharmaceutical Co., Ltd.	3,200	88,579
Takeda Pharmaceutical Co., Ltd.	2,700	92,741
Pharmaceuticals Total		1,485,582
HEALTH CARE TOTAL		1,664,567
INDUSTRIALS — 11.0%
Aerospace & Defense — 1.8%
BAE Systems PLC	47,219	226,631
MTU Aero Engines Holding AG	4,227	99,066
Aerospace & Defense Total		325,697
Airlines — 0.5%
Deutsche Lufthansa AG, Registered Shares	7,654	83,082
Airlines Total		83,082
Construction & Engineering — 1.7%
Outotec Oyj	9,404	161,674
Toyo Engineering Corp.	48,000	139,173
Construction & Engineering Total		300,847
Electrical Equipment — 3.1%
ABB Ltd., Registered Shares (b)	14,235	198,712
Gamesa Corp., Tecnologica SA	7,348	94,306
Harbin Power Equipment Co., Ltd., Class H	118,000	76,732
Schneider Electric SA	2,823	187,945
Electrical Equipment Total		557,695
Industrial Conglomerates — 2.0%
DCC PLC	6,260	94,814
Keppel Corp. Ltd.	44,000	144,936
Siemens AG, Registered Shares	2,205	126,000
Industrial Conglomerates Total		365,750
Machinery — 1.4%
Demag Cranes AG	6,146	106,969
Nabtesco Corp.	21,000	144,264
Machinery Total		251,233

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 0.5%
Teleperformance	3,547	97,644
Professional Services Total		97,644
INDUSTRIALS TOTAL		1,981,948
INFORMATION TECHNOLOGY — 5.5%
Electronic Equipment, Instruments & Components — 0.7%
FUJIFILM Holdings Corp.	5,800	124,514
Electronic Equipment, Instruments & Components Total		124,514
Internet Software & Services — 0.9%
NetEase.com, Inc., ADR (a)(b)	5,682	152,562
Internet Software & Services Total		152,562
IT Services — 0.5%
Redecard SA	8,000	96,734
IT Services Total		96,734
Office Electronics — 1.2%
Canon, Inc.	7,700	219,367
Office Electronics Total		219,367
Semiconductors & Semiconductor Equipment — 1.1%
Marvell Technology Group Ltd. (a)(b)	14,159	129,696
United Microelectronics Corp., ADR	26,628	67,369
Semiconductors & Semiconductor Equipment Total		197,065
Software — 1.1%
Nintendo Co., Ltd.	700	201,192
Software Total		201,192
INFORMATION TECHNOLOGY TOTAL		991,434
MATERIALS — 8.4%
Chemicals — 3.1%
BASF SE	7,917	239,717
Clariant AG, Registered Shares (b)	18,030	69,852
Nifco, Inc.	8,300	89,469
Potash Corp. of Saskatchewan	1,000	80,862
Syngenta AG, Registered Shares	445	89,680
Chemicals Total		569,580
Construction Materials — 0.6%
Ciments Francais SA	1,449	105,960
Construction Materials Total		105,960
Containers & Packaging — 0.3%
Toyo Seikan Kaisha Ltd.	4,000	57,948
Containers & Packaging Total		57,948

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 4.4%
Anglo American PLC	7,398	125,894
BHP Billiton PLC	16,386	325,634
Salzgitter AG	1,907	106,615
Tokyo Steel Manufacturing Co., Ltd.	8,600	85,405
Yamato Kogyo Co., Ltd.	7,000	148,507
Metals & Mining Total		792,055
MATERIALS TOTAL		1,525,543
TELECOMMUNICATION SERVICES — 6.3%
Diversified Telecommunication Services — 5.3%
BCE, Inc.	7,000	139,467
Bezeq Israeli Telecommunication Corp., Ltd.	110,661	173,092
France Telecom SA	7,571	172,509
Nippon Telegraph & Telephone Corp.	5,500	207,254
Telefonica O2 Czech Republic AS	9,783	192,606
Telekomunikacja Polska SA	11,869	64,151
Diversified Telecommunication Services Total		949,079
Wireless Telecommunication Services — 1.0%
NTT DoCoMo, Inc.	59	79,692
Vodafone Group PLC	62,440	109,974
Wireless Telecommunication Services Total		189,666
TELECOMMUNICATION SERVICES TOTAL		1,138,745
UTILITIES — 6.0%
Electric Utilities — 3.2%
E.ON AG	10,976	304,925
Enel SpA	21,866	104,947
Iberdrola SA	23,192	162,692
Electric Utilities Total		572,564
Gas Utilities — 0.4%
Gas Natural SDG SA	5,177	70,776
Gas Utilities Total		70,776
Independent Power Producers & Energy Traders — 0.7%
International Power PLC	44,717	135,061
Independent Power Producers & Energy Traders Total		135,061

6

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — 1.7%
Centrica PLC	57,554	188,079
United Utilities Group PLC	17,641	122,385
Multi-Utilities Total		310,464
UTILITIES TOTAL		1,088,865

Total Common Stocks (cost of $23,358,655)		17,217,298
Investment Companies — 1.9%
iShares MSCI Brazil Index Fund	1,550	58,389
iShares MSCI EAFE Index Fund	7,543	283,541

Total Investment Companies (cost of $397,040)		341,930
Preferred Stock — 0.5%
UTILITIES — 0.5%
Cia Energetica de Minas Gerais	6,100	90,695
UTILITIES TOTAL		90,695

Total Preferred Stock (cost of $151,288)		90,695
Rights — 0.0%
FINANCIALS — 0.0%
Fortis
Expires 07/04/14(b)(c)(d)	9,209	—
FINANCIALS TOTAL		—

Total Rights (cost of $—)		—

Total Investments — 97.7% (cost of $23,906,983)(e)(f)		17,649,923

Other Assets & Liabilities, Net — 2.3%		414,533

Net Assets — 100.0%		18,064,456

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustee. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

Written options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted ask price.

8

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$2,447,887	$(4,215)
Level 2 — Other Significant Observable Inputs	15,202,036	56,463
Level 3 — Significant Unobservable Inputs	—	—
Total	$17,649,923	$52,248

*Other financial instruments consist of written option contracts and forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three months ended March 31, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of December 31, 2008	$660,217	$—
Accretion of discounts/Amortization of premiums	—	—
Realized loss	(13,360)	—
Change in unrealized depreciation	(129,485)	—
Net sales	(75,861)	—
Transfers out of Level 3	(441,511)	—
Balance as of March 31, 2009	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized losses attributable to securities owned at March 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $129,485.

9

(a)	All or a portion of this security is pledged as collateral for open written options contracts. The total market value of securities pledged as collateral at March 31, 2009 is $202,959.

(b)	Non-income producing security.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2009, this security had no value.

(d)	Security has no value.

(e)	Cost for federal income tax purposes is $23,906,983.

(f)	Unrealized appreciation and depreciation at March 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$735,071	$(6,992,131)	$(6,257,060)

For the three months ended March 31, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2008	—	$—
Options written	556	21,656
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(412)	(18,200)
Options outstanding at March 31, 2009	144	$3,456

At March 31, 2009, the Fund held the following written call options:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
NetEase.com, Inc.	$30.0	39	04/18/09	$351	$1,170
Itau Unibanco Banco Multiplo SA, ADR	80.0	12	04/18/09	408	720
Marvell Technology Group Ltd.	10.0	93	04/18/09	2,697	2,325
Total written call options (proceeds $3,456)					$4,215

Forward foreign currency exchange contracts outstanding on March 31, 2009 are:

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$942,312	$874,511	04/30/09	$67,801
AUD	81,880	76,534	04/30/09	5,346
AUD	109,636	106,919	04/30/09	2,717
CAD	19,829	20,383	04/30/09	(554)
CHF	74,714	72,597	04/30/09	2,117
CHF	24,611	24,284	04/30/09	327
CZK	9,315	9,541	04/30/09	(226)
DKK	161,659	155,202	04/30/09	6,457
EUR	766,551	736,771	04/30/09	29,780
EUR	83,696	80,720	04/30/09	2,976
EUR	106,281	108,826	04/30/09	(2,545)
GBP	579,717	591,132	04/30/09	(11,415)
GBP	84,661	81,809	04/30/09	2,852

10

ILS	9,955	10,127	04/30/09	(172)
JPY	510,635	563,834	04/30/09	(53,199)
MXN	7,163	7,178	04/30/09	(15)
NOK	37,749	37,138	04/30/09	611
NOK	127,960	120,260	04/30/09	7,700
NOK	22,590	21,231	04/30/09	1,359
PLN	3,732	3,869	04/30/09	(137)
SEK	275,270	271,333	04/30/09	3,937
SEK	39,290	38,507	04/30/09	783
SEK	38,317	36,742	04/30/09	1,575
SEK	51,818	48,619	04/30/09	3,199
SGD	6,570	6,624	04/30/09	(54)
TWD	6,052	6,088	04/30/09	(36)
				$71,184

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$51,348	$47,028	04/30/09	$(4,320)
AUD	48,573	49,072	04/30/09	499
CAD	437,044	448,222	04/30/09	11,178
CHF	99,326	97,104	04/30/09	(2,222)
CZK	208,868	194,699	04/30/09	(14,169)
DKK	7,129	7,292	04/30/09	163
EUR	132,851	127,135	04/30/09	(5,716)
EUR	67,754	63,754	04/30/09	(4,000)
GBP	162,148	158,838	04/30/09	(3,310)
GBP	90,401	91,887	04/30/09	1,486
ILS	225,652	233,855	04/30/09	8,203
JPY	51,146	53,883	04/30/09	2,737
JPY	64,051	63,883	04/30/09	(168)
JPY	143,172	145,673	04/30/09	2,501
JPY	11,248	11,314	04/30/09	66
MXN	80,689	78,617	04/30/09	(2,072)
MXN	79,847	76,875	04/30/09	(2,972)
NOK	60,339	58,792	04/30/09	(1,547)
NOK	5,647	5,875	04/30/09	228
PLN	81,524	77,443	04/30/09	(4,081)
SEK	18,002	18,467	04/30/09	465
SGD	154,398	155,856	04/30/09	1,458
TWD	135,714	136,586	04/30/09	872
				$(14,721)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

11

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Large Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 98.9%
CONSUMER DISCRETIONARY — 10.6%
Diversified Consumer Services — 0.6%
Apollo Group, Inc., Class A (a)	3,400	266,322
Diversified Consumer Services Total		266,322
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	10,700	583,899
Starwood Hotels & Resorts Worldwide, Inc.	17,300	219,710
Hotels, Restaurants & Leisure Total		803,609
Internet & Catalog Retail — 0.6%
Amazon.com, Inc. (a)	4,200	308,448
Internet & Catalog Retail Total		308,448
Leisure Equipment & Products — 0.4%
Hasbro, Inc.	8,300	208,081
Leisure Equipment & Products Total		208,081
Media — 2.0%
Comcast Corp., Class A	29,800	406,472
DIRECTV Group, Inc. (a)	24,300	553,797
Media Total		960,269
Multiline Retail — 2.1%
Kohl’s Corp. (a)	10,500	444,360
Target Corp.	17,000	584,630
Multiline Retail Total		1,028,990
Specialty Retail — 2.6%
Best Buy Co., Inc.	5,200	197,392
Lowe’s Companies, Inc.	14,900	271,925
O’Reilly Automotive, Inc. (a)	6,100	213,561
Staples, Inc.	18,500	335,035
Urban Outfitters, Inc. (a)	17,100	279,927
Specialty Retail Total		1,297,840
Textiles, Apparel & Luxury Goods — 0.7%
Polo Ralph Lauren Corp.	8,600	363,350
Textiles, Apparel & Luxury Goods Total		363,350
CONSUMER DISCRETIONARY TOTAL		5,236,909
CONSUMER STAPLES — 12.8%
Beverages — 3.4%
Coca-Cola Co.	21,200	931,740
Molson Coors Brewing Co., Class B	5,800	198,824
PepsiCo, Inc.	10,300	530,244
Beverages Total		1,660,808

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 4.5%
CVS Caremark Corp.	27,000	742,230
Wal-Mart Stores, Inc.	28,500	1,484,850
Food & Staples Retailing Total		2,227,080
Food Products — 0.5%
General Mills, Inc.	4,500	224,460
Food Products Total		224,460
Household Products — 2.0%
Colgate-Palmolive Co.	9,800	578,004
Procter & Gamble Co.	8,500	400,265
Household Products Total		978,269
Personal Products — 0.8%
Avon Products, Inc.	13,800	265,374
Estee Lauder Companies, Inc., Class A	5,900	145,435
Personal Products Total		410,809
Tobacco — 1.6%
Philip Morris International, Inc.	22,700	807,666
Tobacco Total		807,666
CONSUMER STAPLES TOTAL		6,309,092
ENERGY — 8.0%
Energy Equipment & Services — 2.5%
Schlumberger Ltd.	16,000	649,920
Transocean Ltd. (a)	9,586	564,040
Energy Equipment & Services Total		1,213,960
Oil, Gas & Consumable Fuels — 5.5%
Devon Energy Corp.	6,400	286,016
Exxon Mobil Corp.	5,100	347,310
Hess Corp.	9,500	514,900
Occidental Petroleum Corp.	13,200	734,580
Peabody Energy Corp.	14,800	370,592
Southwestern Energy Co. (a)	8,200	243,458
Ultra Petroleum Corp. (a)	6,400	229,696
Oil, Gas & Consumable Fuels Total		2,726,552
ENERGY TOTAL		3,940,512
FINANCIALS — 3.5%
Capital Markets — 2.4%
Goldman Sachs Group, Inc.	4,000	424,080
Morgan Stanley	13,100	298,287
State Street Corp.	15,400	474,012
Capital Markets Total		1,196,379

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 1.1%
Axis Capital Holdings Ltd.	13,743	309,767
MetLife, Inc.	9,200	209,484
Insurance Total		519,251
FINANCIALS TOTAL		1,715,630
HEALTH CARE — 15.5%
Biotechnology — 2.6%
Celgene Corp. (a)	6,400	284,160
Genzyme Corp. (a)	5,500	326,645
Gilead Sciences, Inc. (a)	10,400	481,728
Vertex Pharmaceuticals, Inc. (a)	7,000	201,110
Biotechnology Total		1,293,643
Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	12,300	630,006
Boston Scientific Corp. (a)	40,300	320,385
Covidien Ltd.	8,800	292,512
St. Jude Medical, Inc. (a)	6,300	228,879
Health Care Equipment & Supplies Total		1,471,782
Health Care Providers & Services — 2.4%
CIGNA Corp.	10,600	186,454
McKesson Corp.	9,400	329,376
Medco Health Solutions, Inc. (a)	15,800	653,172
Health Care Providers & Services Total		1,169,002
Life Sciences Tools & Services — 2.4%
Covance, Inc. (a)	9,000	320,670
Life Technologies Corp. (a)	15,400	500,192
Thermo Fisher Scientific, Inc. (a)	9,320	332,445
Life Sciences Tools & Services Total		1,153,307
Pharmaceuticals — 5.1%
Abbott Laboratories	12,700	605,790
Bristol-Myers Squibb Co.	23,700	519,504
Johnson & Johnson	6,300	331,380
Schering-Plough Corp.	25,100	591,105
Teva Pharmaceutical Industries Ltd., ADR	10,400	468,520
Pharmaceuticals Total		2,516,299
HEALTH CARE TOTAL		7,604,033
INDUSTRIALS — 11.2%
Aerospace & Defense — 3.2%
Goodrich Corp.	9,400	356,166
Honeywell International, Inc.	13,600	378,896

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
Lockheed Martin Corp.	8,300	572,949
Precision Castparts Corp.	4,300	257,570
Aerospace & Defense Total		1,565,581
Air Freight & Logistics — 1.4%
United Parcel Service, Inc., Class B	14,200	698,924
Air Freight & Logistics Total		698,924
Commercial Services & Supplies — 0.5%
Waste Management, Inc.	9,200	235,520
Commercial Services & Supplies Total		235,520
Industrial Conglomerates — 0.3%
General Electric Co.	15,100	152,661
Industrial Conglomerates Total		152,661
Machinery — 2.6%
Flowserve Corp.	6,900	387,228
Illinois Tool Works, Inc.	7,900	243,715
Joy Global, Inc.	11,600	247,080
Parker Hannifin Corp.	12,200	414,556
Machinery Total		1,292,579
Professional Services — 0.9%
Dun & Bradstreet Corp.	5,900	454,300
Professional Services Total		454,300
Road & Rail — 1.6%
Landstar System, Inc.	7,900	264,413
Union Pacific Corp.	12,300	505,653
Road & Rail Total		770,066
Trading Companies & Distributors — 0.7%
W.W. Grainger, Inc.	4,700	329,846
Trading Companies & Distributors Total		329,846
INDUSTRIALS TOTAL		5,499,477
INFORMATION TECHNOLOGY — 31.7%
Communications Equipment — 4.6%
Cisco Systems, Inc. (a)	55,350	928,220
Corning, Inc.	18,600	246,822
QUALCOMM, Inc.	28,400	1,105,044
Communications Equipment Total		2,280,086
Computers & Peripherals — 9.1%
Apple, Inc. (a)	13,300	1,398,096
EMC Corp. (a)	70,500	803,700
Hewlett-Packard Co.	35,700	1,144,542

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — (continued)
International Business Machines Corp.	11,500	1,114,235
Computers & Peripherals Total		4,460,573
Electronic Equipment, Instruments & Components — 0.5%
FLIR Systems, Inc. (a)	11,500	235,520
Electronic Equipment, Instruments & Components Total		235,520
Internet Software & Services — 3.4%
Equinix, Inc. (a)	6,400	359,360
Google, Inc., Class A (a)	3,822	1,330,285
Internet Software & Services Total		1,689,645
IT Services — 1.5%
Visa, Inc., Class A	13,100	728,360
IT Services Total		728,360
Semiconductors & Semiconductor Equipment — 5.4%
Broadcom Corp., Class A (a)	11,900	237,762
Intel Corp.	47,900	720,895
Lam Research Corp. (a)	6,100	138,897
Linear Technology Corp.	14,400	330,912
Marvell Technology Group Ltd. (a)	37,200	340,752
Microchip Technology, Inc.	14,600	309,374
Texas Instruments, Inc.	35,800	591,058
Semiconductors & Semiconductor Equipment Total		2,669,650
Software — 7.2%
Activision Blizzard, Inc. (a)	39,332	411,413
Adobe Systems, Inc. (a)	24,800	530,472
Microsoft Corp.	85,350	1,567,879
Oracle Corp. (a)	39,000	704,730
Symantec Corp. (a)	21,400	319,716
Software Total		3,534,210
INFORMATION TECHNOLOGY TOTAL		15,598,044
MATERIALS — 4.1%
Chemicals — 3.2%
Celanese Corp., Series A	12,100	161,777
Monsanto Co.	8,392	697,375
Potash Corp. of Saskatchewan, Inc.	3,100	250,511
Praxair, Inc.	7,200	484,488
Chemicals Total		1,594,151
Containers & Packaging — 0.6%
Crown Holdings, Inc. (a)	11,700	265,941
Containers & Packaging Total		265,941

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 0.3%
Newmont Mining Corp.	3,300	147,708
Metals & Mining Total		147,708
MATERIALS TOTAL		2,007,800
UTILITIES — 1.5%
Electric Utilities — 1.5%
Entergy Corp.	4,000	272,360
FPL Group, Inc.	8,900	451,497
Electric Utilities Total		723,857
UTILITIES TOTAL		723,857

Total Common Stocks (cost of $58,664,817)		48,635,354

	Par ($)
Short-Term Obligation — 0.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 08/15/19, market value of $488,497 (repurchase proceeds $473,001)	473,000	473,000

Total Short-Term Obligation (cost of $473,000)		473,000

Total Investments — 99.8% (cost of $59,137,817)(b)(c)		49,108,354

Other Assets & Liabilities, Net — 0.2%		85,936

Net Assets — 100.0%		49,194,290

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

7

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$48,635,354	$—
	Level 2 — Other Significant Observable Inputs	473,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$49,108,354	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $59,137,817.

(c)	Unrealized appreciation and depreciation at March 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,427,531	$(11,456,994)	$(10,029,463)

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Large Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 96.5%
CONSUMER DISCRETIONARY — 6.8%
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	40,900	883,440
McDonald’s Corp.	16,805	917,049
Hotels, Restaurants & Leisure Total		1,800,489
Multiline Retail — 1.6%
Kohl’s Corp. (a)	33,700	1,426,184
Multiline Retail Total		1,426,184
Specialty Retail — 2.1%
Bed Bath & Beyond, Inc. (a)	19,300	477,675
Lowe’s Companies, Inc.	77,300	1,410,725
Specialty Retail Total		1,888,400
Textiles, Apparel & Luxury Goods — 1.1%
V.F. Corp.	17,000	970,870
Textiles, Apparel & Luxury Goods Total		970,870
CONSUMER DISCRETIONARY TOTAL		6,085,943
CONSUMER STAPLES — 9.7%
Beverages — 1.2%
Diageo PLC, ADR	23,757	1,063,126
Beverages Total		1,063,126
Food & Staples Retailing — 2.4%
Sysco Corp.	41,000	934,800
Wal-Mart Stores, Inc.	23,800	1,239,980
Food & Staples Retailing Total		2,174,780
Food Products — 1.5%
ConAgra Foods, Inc.	28,200	475,734
General Mills, Inc.	10,300	513,764
J.M. Smucker Co.	10,400	387,608
Food Products Total		1,377,106
Household Products — 1.9%
Procter & Gamble Co.	35,800	1,685,822
Household Products Total		1,685,822
Personal Products — 1.6%
Avon Products, Inc.	76,634	1,473,672
Personal Products Total		1,473,672

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.1%
Philip Morris International, Inc.	27,016	961,229
Tobacco Total		961,229
CONSUMER STAPLES TOTAL		8,735,735
ENERGY — 17.6%
Energy Equipment & Services — 2.1%
Halliburton Co.	25,448	393,681
Smith International, Inc.	11,200	240,576
Transocean Ltd. (a)	21,900	1,288,596
Energy Equipment & Services Total		1,922,853
Oil, Gas & Consumable Fuels — 15.5%
Chevron Corp.	26,700	1,795,308
ConocoPhillips	37,286	1,460,120
El Paso Corp.	47,400	296,250
EOG Resources, Inc.	19,500	1,067,820
Exxon Mobil Corp.	58,494	3,983,441
Hess Corp.	26,200	1,420,040
Marathon Oil Corp.	29,800	783,442
Newfield Exploration Co. (a)	11,800	267,860
Occidental Petroleum Corp.	26,400	1,469,160
Petroleo Brasileiro SA, ADR	25,300	770,891
Williams Companies, Inc.	56,900	647,522
Oil, Gas & Consumable Fuels Total		13,961,854
ENERGY TOTAL		15,884,707
FINANCIALS — 19.7%
Capital Markets — 5.0%
Goldman Sachs Group, Inc.	19,000	2,014,380
Morgan Stanley	65,400	1,489,158
State Street Corp.	32,500	1,000,350
Capital Markets Total		4,503,888
Commercial Banks — 4.8%
PNC Financial Services Group, Inc.	26,690	781,750
U.S. Bancorp	143,346	2,094,285
Wells Fargo & Co.	98,410	1,401,359
Commercial Banks Total		4,277,394
Diversified Financial Services — 3.1%
JPMorgan Chase & Co.	106,492	2,830,557
Diversified Financial Services Total		2,830,557

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 4.6%
ACE Ltd.	30,803	1,244,441
Aon Corp.	21,500	877,630
Axis Capital Holdings Ltd.	19,400	437,276
Marsh & McLennan Companies, Inc.	54,400	1,101,600
Prudential Financial, Inc.	24,900	473,598
Insurance Total		4,134,545
Real Estate Investment Trusts (REITs) — 2.2%
Plum Creek Timber Co., Inc.	34,500	1,002,915
Rayonier, Inc.	32,100	970,062
Real Estate Investment Trusts (REITs) Total		1,972,977
FINANCIALS TOTAL		17,719,361
HEALTH CARE — 10.8%
Biotechnology — 1.6%
Amgen, Inc. (a)	28,100	1,391,512
Biotechnology Total		1,391,512
Health Care Providers & Services — 2.4%
McKesson Corp.	24,500	858,480
Medco Health Solutions, Inc. (a)	32,100	1,327,014
Health Care Providers & Services Total		2,185,494
Life Sciences Tools & Services — 2.0%
Life Technologies Corp. (a)	20,700	672,336
Thermo Fisher Scientific, Inc. (a)	30,700	1,095,069
Life Sciences Tools & Services Total		1,767,405
Pharmaceuticals — 4.8%
Abbott Laboratories	17,500	834,750
Johnson & Johnson	38,600	2,030,360
Schering-Plough Corp.	62,400	1,469,520
Pharmaceuticals Total		4,334,630
HEALTH CARE TOTAL		9,679,041
INDUSTRIALS — 9.2%
Aerospace & Defense — 4.8%
Goodrich Corp.	19,500	738,855
Honeywell International, Inc.	32,100	894,306
L-3 Communications Holdings, Inc.	10,500	711,900
Northrop Grumman Corp.	17,400	759,336
United Technologies Corp.	27,630	1,187,537
Aerospace & Defense Total		4,291,934
Construction & Engineering — 1.0%
KBR, Inc.	63,500	876,935
Construction & Engineering Total		876,935

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 1.1%
Cooper Industries Ltd., Class A	39,300	1,016,298
Electrical Equipment Total		1,016,298
Industrial Conglomerates — 1.3%
General Electric Co.	116,927	1,182,132
Industrial Conglomerates Total		1,182,132
Machinery — 1.0%
Eaton Corp.	25,700	947,302
Machinery Total		947,302
INDUSTRIALS TOTAL		8,314,601
INFORMATION TECHNOLOGY — 5.5%
Computers & Peripherals — 2.6%
EMC Corp. (a)	114,000	1,299,600
International Business Machines Corp.	10,400	1,007,656
Computers & Peripherals Total		2,307,256
Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	34,700	522,235
Intersil Corp., Class A	34,300	394,450
Marvell Technology Group Ltd. (a)	27,787	254,529
Texas Instruments, Inc.	28,600	472,186
Semiconductors & Semiconductor Equipment Total		1,643,400
Software — 1.1%
BMC Software, Inc. (a)	29,900	986,700
Software Total		986,700
INFORMATION TECHNOLOGY TOTAL		4,937,356
MATERIALS — 5.2%
Chemicals — 2.0%
Monsanto Co.	11,900	988,890
Potash Corp. of Saskatchewan, Inc.	9,900	800,019
Chemicals Total		1,788,909
Metals & Mining — 2.9%
Allegheny Technologies, Inc.	5,600	122,808
Freeport-McMoRan Copper & Gold, Inc.	29,100	1,109,001
Nucor Corp.	35,000	1,335,950
Metals & Mining Total		2,567,759

4

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.3%
Weyerhaeuser Co.	10,700	294,999
Paper & Forest Products Total		294,999
MATERIALS TOTAL		4,651,667
TELECOMMUNICATION SERVICES — 5.4%
Diversified Telecommunication Services — 5.4%
AT&T, Inc.	143,884	3,625,877
Verizon Communications, Inc.	40,845	1,233,519
Diversified Telecommunication Services Total		4,859,396
TELECOMMUNICATION SERVICES TOTAL		4,859,396
UTILITIES — 6.6%
Electric Utilities — 3.6%
Exelon Corp.	21,500	975,885
FPL Group, Inc.	29,500	1,496,535
Northeast Utilities	17,437	376,465
Southern Co.	13,900	425,618
Electric Utilities Total		3,274,503
Multi-Utilities — 3.0%
PG&E Corp.	37,630	1,438,218
Public Service Enterprise Group, Inc.	18,672	550,264
Wisconsin Energy Corp.	16,400	675,188
Multi-Utilities Total		2,663,670
UTILITIES TOTAL		5,938,173

Total Common Stocks (cost of $101,689,716)		86,805,980
Convertible Preferred Stocks — 1.6%
HEALTH CARE — 0.8%
Pharmaceuticals — 0.8%
Schering-Plough Corp., 6.000%	3,600	757,800
Pharmaceuticals Total		757,800
HEALTH CARE TOTAL		757,800
MATERIALS — 0.8%
Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc., 6.750%	11,300	729,641
Metals & Mining Total		729,641
MATERIALS TOTAL		729,641

Total Convertible Preferred Stocks (cost of $1,424,338)		1,487,441

5

	Shares	Value ($)
Investment Company — 0.5%
iShares Russell 1000 Value Index Fund	11,100	450,549

Total Investment Company (cost of $509,379)		450,549

	Par ($)
Short-Term Obligation — 0.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 08/15/09, market value $729,100 (repurchase proceeds $709,002)	709,000	709,000

Total Short-Term Obligation (cost of $709,000)		709,000

Total Investments — 99.4% (cost of $104,332,433)(b)(c)		89,452,970

Other Assets & Liabilities, Net — 0.6%		528,623

Net Assets — 100.0%		89,981,593

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustee. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

6

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$88,743,970	$—
	Level 2 — Other Significant Observable Inputs	709,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$89,452,970	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $104,332,433.

(c)	Unrealized appreciation and depreciation at March 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$6,424,297	$(21,303,760)	$(14,879,463)

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Mid Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 95.2%
CONSUMER DISCRETIONARY — 11.2%
Auto Components — 1.0%
BorgWarner, Inc.	7,400	150,220
Auto Components Total		150,220
Distributors — 0.8%
Genuine Parts Co.	3,800	113,468
Distributors Total		113,468
Hotels, Restaurants & Leisure — 1.5%
Royal Caribbean Cruises Ltd.	11,950	95,719
Starwood Hotels & Resorts Worldwide, Inc.	9,300	118,110
Hotels, Restaurants & Leisure Total		213,829
Household Durables — 1.0%
Stanley Works	5,000	145,600
Household Durables Total		145,600
Leisure Equipment & Products — 1.2%
Hasbro, Inc.	7,050	176,744
Leisure Equipment & Products Total		176,744
Media — 1.1%
Regal Entertainment Group, Class A	11,800	158,238
Media Total		158,238
Specialty Retail — 3.5%
Bed Bath & Beyond, Inc. (a)	3,900	96,525
Foot Locker, Inc.	14,500	151,960
GameStop Corp., Class A (a)	3,900	109,278
Ross Stores, Inc.	4,100	147,108
Specialty Retail Total		504,871
Textiles, Apparel & Luxury Goods — 1.1%
Polo Ralph Lauren Corp.	4,000	169,000
Textiles, Apparel & Luxury Goods Total		169,000
CONSUMER DISCRETIONARY TOTAL		1,631,970
CONSUMER STAPLES — 8.8%
Beverages — 2.2%
Fomento Economico Mexicano SAB de CV, ADR	6,550	165,125
Pepsi Bottling Group, Inc.	7,300	161,622
Beverages Total		326,747
Food & Staples Retailing — 0.7%
Kroger Co.	4,900	103,978
Food & Staples Retailing Total		103,978

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 3.7%
ConAgra Foods, Inc.	7,250	122,307
Dean Foods Co. (a)	8,750	158,200
Hershey Co.	3,450	119,888
J M Smucker Co.	2,800	104,356
Smithfield Foods, Inc. (a)	3,200	30,272
Food Products Total		535,023
Household Products — 0.8%
Clorox Co.	2,250	115,830
Household Products Total		115,830
Personal Products — 1.4%
Avon Products, Inc.	6,650	127,880
Estee Lauder Companies, Inc., Class A	3,000	73,950
Personal Products Total		201,830
CONSUMER STAPLES TOTAL		1,283,408
ENERGY — 7.5%
Energy Equipment & Services — 1.8%
Complete Production Services, Inc. (a)	6,306	19,422
National-Oilwell Varco, Inc. (a)	3,550	101,921
Noble Corp.	5,900	142,131
Energy Equipment & Services Total		263,474
Oil, Gas & Consumable Fuels — 5.7%
Cabot Oil & Gas Corp.	5,800	136,706
El Paso Corp.	15,700	98,125
Forest Oil Corp. (a)	3,500	46,025
Hess Corp.	2,100	113,820
Newfield Exploration Co. (a)	4,050	91,935
Peabody Energy Corp.	5,450	136,468
Williams Companies, Inc.	18,000	204,840
Oil, Gas & Consumable Fuels Total		827,919
ENERGY TOTAL		1,091,393
FINANCIALS — 25.9%
Capital Markets — 3.6%
Ameriprise Financial, Inc.	15,000	307,350
Greenhill & Co., Inc.	1,665	122,960
T. Rowe Price Group, Inc.	2,900	83,694
Capital Markets Total		514,004
Commercial Banks — 9.7%
Bank of Hawaii Corp.	5,950	196,231
City National Corp.	4,650	157,030

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
Comerica, Inc.	11,200	205,072
Cullen/Frost Bankers, Inc.	5,400	253,476
KeyCorp	9,900	77,913
Marshall & Ilsley Corp.	10,350	58,271
SVB Financial Group (a)	7,400	148,074
TCF Financial Corp.	21,800	256,368
Zions Bancorporation	5,450	53,574
Commercial Banks Total		1,406,009
Insurance — 7.4%
ACE Ltd.	5,336	215,574
Aon Corp.	2,800	114,296
Axis Capital Holdings Ltd.	6,300	142,002
Marsh & McLennan Companies, Inc.	14,300	289,575
Reinsurance Group of America, Inc.	9,800	317,422
Insurance Total		1,078,869
Real Estate Investment Trusts (REITs) — 5.2%
Alexandria Real Estate Equities, Inc.	3,300	120,120
Boston Properties, Inc.	2,500	87,575
Equity Residential Property Trust	4,100	75,235
Plum Creek Timber Co., Inc.	6,700	194,769
ProLogis	7,450	48,425
Rayonier, Inc.	7,700	232,694
Real Estate Investment Trusts (REITs) Total		758,818
FINANCIALS TOTAL		3,757,700
HEALTH CARE — 6.5%
Health Care Equipment & Supplies — 4.4%
Beckman Coulter, Inc.	2,950	150,480
Cooper Companies, Inc.	3,900	103,116
Hospira, Inc. (a)	6,900	212,934
Teleflex, Inc.	4,200	164,178
Health Care Equipment & Supplies Total		630,708
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	4,000	130,640
Community Health Systems, Inc. (a)	5,700	87,438

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
Universal Health Services, Inc., Class B	2,345	89,907
Health Care Providers & Services Total		307,985
HEALTH CARE TOTAL		938,693
INDUSTRIALS — 8.7%
Aerospace & Defense — 2.3%
AerCap Holdings NV (a)	10,000	32,500
Alliant Techsystems, Inc. (a)	1,300	87,074
L-3 Communications Holdings, Inc.	1,850	125,430
Spirit Aerosystems Holdings, Inc., Class A (a)	9,396	93,678
Aerospace & Defense Total		338,682
Airlines — 0.5%
Delta Air Lines, Inc. (a)	11,800	66,434
Airlines Total		66,434
Construction & Engineering — 0.7%
Jacobs Engineering Group, Inc. (a)	2,500	96,650
Construction & Engineering Total		96,650
Electrical Equipment — 1.1%
Cooper Industries Ltd., Class A	6,150	159,039
Electrical Equipment Total		159,039
Industrial Conglomerates — 0.3%
Textron, Inc.	6,900	39,606
Industrial Conglomerates Total		39,606
Machinery — 2.7%
Harsco Corp.	4,950	109,741
Kennametal, Inc.	6,300	102,123
Navistar International Corp. (a)	921	30,817
Parker Hannifin Corp.	4,350	147,813
Machinery Total		390,494
Marine — 0.6%
Alexander & Baldwin, Inc.	4,650	88,489
Marine Total		88,489

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.5%
Canadian Pacific Railway Ltd.	2,650	78,520
Road & Rail Total		78,520
INDUSTRIALS TOTAL		1,257,914
INFORMATION TECHNOLOGY — 7.3%
Computers & Peripherals — 2.0%
Diebold, Inc.	5,000	106,750
NCR Corp. (a)	13,250	105,337
Sun Microsystems, Inc. (a)	10,600	77,592
Computers & Peripherals Total		289,679
Electronic Equipment, Instruments & Components — 2.1%
Agilent Technologies, Inc. (a)	4,550	69,934
Arrow Electronics, Inc. (a)	7,150	136,279
Mettler-Toledo International, Inc. (a)	1,950	100,093
Electronic Equipment, Instruments & Components Total		306,306
Internet Software & Services — 0.6%
VeriSign, Inc. (a)	4,500	84,915
Internet Software & Services Total		84,915
Semiconductors & Semiconductor Equipment — 0.9%
Intersil Corp., Class A	3,400	39,100
Marvell Technology Group Ltd. (a)	4,612	42,246
Verigy Ltd. (a)	5,763	47,545
Semiconductors & Semiconductor Equipment Total		128,891
Software — 1.7%
Activision Blizzard, Inc. (a)	6,100	63,806
Citrix Systems, Inc. (a)	3,700	83,768
Synopsys, Inc. (a)	4,800	99,504
Software Total		247,078
INFORMATION TECHNOLOGY TOTAL		1,056,869
MATERIALS — 6.7%
Chemicals — 2.9%
Air Products & Chemicals, Inc.	2,800	157,500
Albemarle Corp.	5,300	115,381
PPG Industries, Inc.	3,950	145,755
Chemicals Total		418,636
Containers & Packaging — 1.9%
Crown Holdings, Inc. (a)	6,200	140,926
Packaging Corp. of America	9,750	126,945
Containers & Packaging Total		267,871

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 0.4%
Allegheny Technologies, Inc.	2,500	54,825
Metals & Mining Total		54,825
Paper & Forest Products — 1.5%
Weyerhaeuser Co.	8,100	223,317
Paper & Forest Products Total		223,317
MATERIALS TOTAL		964,649
UTILITIES — 12.6%
Electric Utilities — 3.7%
American Electric Power Co., Inc.	3,500	88,410
Entergy Corp.	1,500	102,135
FPL Group, Inc.	4,150	210,529
Northeast Utilities	6,400	138,176
Electric Utilities Total		539,250
Gas Utilities — 0.9%
AGL Resources, Inc.	4,650	123,365
Gas Utilities Total		123,365
Multi-Utilities — 8.0%
PG&E Corp.	8,250	315,315
Public Service Enterprise Group, Inc.	4,900	144,403
Sempra Energy	6,200	286,688
Wisconsin Energy Corp.	4,400	181,148
Xcel Energy, Inc.	12,700	236,601
Multi-Utilities Total		1,164,155
UTILITIES TOTAL		1,826,770

Total Common Stocks (cost of $19,300,946)		13,809,366
Convertible Preferred Stocks — 1.6%
CONSUMER DISCRETIONARY — 0.9%
Johnson Controls, Inc., 11.500% 03/31/12 (a)	2,000	127,380
CONSUMER DISCRETIONARY TOTAL		127,380
MATERIALS — 0.7%
Freeport-McMoRan Copper & Gold, Inc., 6.750% 05/01/10	1,600	103,312
MATERIALS TOTAL		103,312

Total Convertible Preferred Stocks (cost of $165,785)		230,692

6

	Par ($)	Value ($)
Convertible Bond — 0.3%
FINANCIALS — 0.3%
Real Estate Investment Trusts (REITs) — 0.3%
Vornado Realty Trust
3.625% 11/15/26	57,000	44,460
Real Estate Investment Trusts (REITs) Total		44,460
FINANCIALS TOTAL		44,460

Total Convertible Bond (cost of $45,268)		44,460

	Shares
Investment Company — 0.2%
iShares Russell Midcap Value Index Fund	1,500	35,730

Total Investment Company (cost of $30,251)		35,730

	Par ($)
Short-Term Obligation — 0.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 08/15/19, market value $131,238 (repurchase proceeds $124,000)	124,000	124,000

Total Short-Term Obligation (cost of $124,000)		124,000

Total Investments — 98.2% (cost of $19,666,250)(b)(c)		14,244,248

Other Assets & Liabilities, Net — 1.8%		263,068

Net Assets — 100.0%		14,507,316

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Short-term investments maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

8

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$14,075,788	$—
	Level 2 – Other Significant Observable Inputs	168,460	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$14,244,248	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $19,666,250.
(c)	Unrealized appreciation and depreciation at March 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$937,992	$(6,359,994)	$(5,422,002)

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Money Market Fund, Variable Series

	Par ($)	Value ($)*
Commercial Paper — 55.2%
Banco Bilbao Vizcaya Argentaria/London
0.600% 04/14/09(a)	1,000,000	999,783
Barton Capital Corp.
0.450% 04/06/09(a)	7,000,000	6,999,563
Cancara Asset Securitisation LLC
0.900% 04/13/09(a)	5,000,000	4,998,500
CBA Delaware Finance, Inc.
0.790% 06/16/09	1,000,000	998,332
Edison Asset Securitization LLC
0.570% 05/01/09(a)	2,000,000	1,999,050
Fairway Finance LLC
0.450% 04/02/09(a)	4,000,000	3,999,950
0.600% 05/11/09(a)	1,000,000	999,333
Falcon Asset Securitization Co. LLC
0.500% 04/09/09(a)	3,000,000	2,999,667
Gemini Securitization Corp. LLC
0.580% 04/02/09(a)	7,000,000	6,999,887
Gotham Funding Corp.
0.730% 05/06/09(a)	2,000,000	1,998,581
0.750% 05/19/09(a)	2,000,000	1,998,000
Liberty Street Funding LLC
0.630% 06/18/09	2,000,000	1,997,270
Lloyds TSB Bank PLC
1.170% 06/25/09	1,000,000	997,238
Nordea North America, Inc.
0.660% 06/12/09(a)	1,000,000	998,680
Old Line Funding LLC
0.650% 06/02/09(a)	5,000,000	4,994,403
0.650% 06/08/09(a)	1,000,000	998,772
Santander Central Hispano Finance Delaware, Inc.
1.000% 06/18/09	1,000,000	997,833
1.375% 04/07/09	5,000,000	4,998,854
Sheffield Receivables Corp.
0.600% 04/16/09(a)	2,000,000	1,999,500
0.620% 05/29/09(a)	5,000,000	4,995,006
Societe Generale North America, Inc.
0.930% 06/05/09	6,000,000	5,989,925
Thames Asset Global Securitization, Inc.
0.530% 04/23/09	1,500,000	1,499,514
0.650% 04/17/09	1,000,000	999,711

1

	Par ($)	Value ($)
Commercial Paper — (continued)
Toyota Motor Credit Corp.
0.850% 05/13/09	3,000,000	2,997,025
1.900% 08/04/09	3,000,000	2,980,208
Variable Funding Capital Co. LLC
0.650% 05/01/09(a)	3,000,000	2,998,375
0.650% 05/07/09(a)	3,000,000	2,998,050
0.650% 05/12/09(a)	1,000,000	999,260
Victory Receivables Corp.
0.450% 04/07/09(a)	3,000,000	2,999,775
Westpac Banking Corp.
0.500% 04/14/09(a)	5,000,000	4,999,097

Total Commercial Paper (cost of $87,429,142)		87,429,142
Certificates of Deposit — 29.1%
Australia & New Zealand Banking Group/New York
0.650% 04/16/09	2,000,000	2,000,000
Banco Bilbao Vizcaya Argentina/NY
0.880% 05/15/09	2,000,000	2,000,000
0.880% 06/23/09	1,500,000	1,500,000
0.950% 05/08/09	2,000,000	2,000,021
Barclays Bank PLC/NY
1.375% 05/26/09	5,000,000	5,000,000
1.375% 06/09/09	1,500,000	1,500,000
BNP Paribas
1.000% 05/06/09	3,000,000	3,000,000
1.020% 05/18/09	1,000,000	1,000,000
1.120% 07/20/09	3,000,000	3,000,000
Credit Agricole SA
0.720% 04/15/09	2,000,000	2,000,000
1.000% 06/04/09	4,000,000	4,000,000
1.000% 06/12/09	1,000,000	999,960
HSBC Bank PLC
0.850% 04/30/09	2,000,000	2,000,000
0.900% 05/19/09	3,000,000	3,000,000
1.050% 06/12/09	1,000,000	1,000,000
Royal Bank of Scotland PLC NY
1.400% 04/06/09	2,000,000	2,000,000
Societe Generale NY
0.750% 04/08/09	1,000,000	999,951

2

	Par ($)	Value ($)
Certificates of Deposit — (continued)
Sumitomo Mitsui Banking Corp./New York
1.150% 05/22/09	1,500,000	1,500,000
1.165% 05/12/09	3,000,000	3,000,000
Toronto Dominion Bank/NY
2.000% 04/07/09	2,000,000	2,000,000
UBS AG
0.650% 04/23/09	2,500,000	2,500,000

Total Certificates of Deposit (cost of $45,999,932)		45,999,932
Government & Agency Obligation — 5.7%
Federal Home Loan Bank
2.560% 08/04/09(b)	1,000,000	1,006,687
2.800% 04/13/09(b)	2,000,000	1,998,133
Federal Home Loan Mortgage Corp.
0.582% 08/24/05(b)	1,000,000	997,656
1.170% 04/21/09(b)	1,000,000	999,350
Federal National Mortgage Association
0.370% 07/15/09(b)	1,000,000	998,921
0.430% 06/23/09(b)	3,000,000	2,997,026

Total Government & Agency Obligations (cost of $8,997,773)		8,997,773
Repurchase Agreement — 9.9%
Repurchase agreement with BNP Paribas, dated 03/31/09, due 04/01/09 at 0.210%, collateralized by U.S. Government Agency Obligations with various maturities to 04/01/38, market value $16,001,760 (repurchase proceeds $15,688,092)	15,688,000	15,688,000

Total Repurchase Agreement (cost of $15,688,000)		15,688,000

Total Investments — 99.9% (cost of $158,114,847)(c)		158,114,847

Other Assets & Liabilities, Net — 0.1%		104,339

Net Assets — 100.0%		158,219,186

3

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purpose of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	158,114,847	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$158,114,847	$—

4

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2009, these securities, which are not illiquid, amounted to $62,973,232, which represents 39.8% of net assets.

(b)	The rate shown represents the discount rate at the date of purchase.

(c)	Cost for federal income tax purposes is $158,114,847.

5

INVESTMENT PORTFOLIO

March 31, 2009 (Unaudited)	Columbia S&P® 500 Index Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 96.7%
CONSUMER DISCRETIONARY — 8.5%
Auto Components — 0.1%
Goodyear Tire & Rubber Co. (a)	679	4,251
Johnson Controls, Inc.	1,677	20,124
Auto Components Total		24,375
Automobiles — 0.2%
Ford Motor Co. (a)	6,763	17,786
General Motors Corp.	1,721	3,339
Harley-Davidson, Inc.	661	8,851
Automobiles Total		29,976
Distributors — 0.1%
Genuine Parts Co.	449	13,407
Distributors Total		13,407
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (a)	304	23,812
H&R Block, Inc.	956	17,390
Diversified Consumer Services Total		41,202
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	1,233	26,633
Darden Restaurants, Inc.	386	13,224
International Game Technology	831	7,662
Marriott International, Inc., Class A	830	13,579
McDonald’s Corp.	3,144	171,568
Starbucks Corp. (a)	2,072	23,020
Starwood Hotels & Resorts Worldwide, Inc.	513	6,515
Wyndham Worldwide Corp.	500	2,100
Wynn Resorts Ltd. (a)	190	3,794
Yum! Brands, Inc.	1,297	35,642
Hotels, Restaurants & Leisure Total		303,737
Household Durables — 0.3%
Black & Decker Corp.	172	5,428
Centex Corp.	351	2,633
D.R. Horton, Inc.	780	7,566
Fortune Brands, Inc.	424	10,409
Harman International Industries, Inc.	163	2,205
KB Home	213	2,807
Leggett & Platt, Inc.	441	5,729
Lennar Corp., Class A	398	2,989
Newell Rubbermaid, Inc.	780	4,976
Pulte Homes, Inc.	607	6,635

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Household Durables — (continued)
Snap-On, Inc.	160	4,016
Stanley Works	223	6,494
Whirlpool Corp.	210	6,214
Household Durables Total		68,101
Internet & Catalog Retail — 0.4%
Amazon.com, Inc. (a)	905	66,463
Expedia, Inc. (a)	594	5,394
Internet & Catalog Retail Total		71,857
Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	758	2,880
Hasbro, Inc.	352	8,825
Mattel, Inc.	1,012	11,668
Leisure Equipment & Products Total		23,373
Media — 2.3%
CBS Corp., Class B	1,917	7,361
Comcast Corp., Class A	8,127	110,852
DIRECTV Group, Inc. (a)	1,493	34,025
Gannett Co., Inc.	645	1,419
Interpublic Group of Companies, Inc. (a)	1,345	5,541
McGraw-Hill Companies, Inc.	885	20,240
Meredith Corp.	102	1,697
New York Times Co., Class A	330	1,492
News Corp., Class A	6,490	42,964
Omnicom Group, Inc.	879	20,569
Scripps Networks Interactive Inc., Class A	256	5,763
Time Warner Cable, Inc.	1,000	24,802
Time Warner, Inc.	3,375	65,131
Viacom, Inc., Class B (a)	1,713	29,772
Walt Disney Co.	5,239	95,140
Washington Post Co., Class B	18	6,428
Media Total		473,196
Multiline Retail — 0.8%
Big Lots, Inc. (a)	233	4,842
Family Dollar Stores, Inc.	393	13,114
J.C. Penney Co., Inc.	627	12,584
Kohl’s Corp. (a)	861	36,438
Macy’s, Inc.	1,185	10,546
Nordstrom, Inc.	452	7,571

2

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Multiline Retail — (continued)
Sears Holdings Corp. (a)	153	6,994
Target Corp.	2,124	73,044
Multiline Retail Total		165,133
Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A	248	5,902
AutoNation, Inc. (a)	304	4,219
Autozone, Inc. (a)	109	17,726
Bed Bath & Beyond, Inc. (a)	731	18,092
Best Buy Co., Inc.	955	36,252
GameStop Corp., Class A (a)	463	12,973
Gap, Inc.	1,315	17,082
Home Depot, Inc.	4,782	112,664
Limited Brands, Inc.	765	6,655
Lowe’s Companies, Inc.	4,133	75,427
O’Reilly Automotive, Inc. (a)	375	13,129
Office Depot, Inc. (a)	774	1,014
RadioShack Corp.	353	3,025
Sherwin-Williams Co.	277	14,396
Staples, Inc.	2,014	36,474
Tiffany & Co.	347	7,481
TJX Companies, Inc.	1,176	30,153
Specialty Retail Total		412,664
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc. (a)	907	15,147
NIKE, Inc., Class B	1,091	51,157
Polo Ralph Lauren Corp.	158	6,676
V.F. Corp.	248	14,163
Textiles, Apparel & Luxury Goods Total		87,143
CONSUMER DISCRETIONARY TOTAL		1,714,164
CONSUMER STAPLES — 12.4%
Beverages — 2.7%
Brown-Forman Corp., Class B	275	10,678
Coca-Cola Co.	5,618	246,911
Coca-Cola Enterprises, Inc.	893	11,779
Constellation Brands, Inc., Class A (a)	549	6,533
Dr Pepper Snapple Group, Inc. (a)	716	12,107
Molson Coors Brewing Co., Class B	421	14,432
Pepsi Bottling Group, Inc.	384	8,502
PepsiCo, Inc.	4,393	226,152
Beverages Total		537,094

3

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	1,222	56,603
CVS Caremark Corp.	4,108	112,929
Kroger Co.	1,843	39,108
Safeway, Inc.	1,209	24,410
SUPERVALU, Inc.	599	8,554
Sysco Corp.	1,662	37,894
Wal-Mart Stores, Inc.	6,307	328,595
Walgreen Co.	2,785	72,298
Whole Foods Market, Inc.	395	6,636
Food & Staples Retailing Total		687,027
Food Products — 1.8%
Archer-Daniels-Midland Co.	1,812	50,337
Campbell Soup Co.	577	15,787
ConAgra Foods, Inc.	1,261	21,273
Dean Foods Co. (a)	436	7,883
General Mills, Inc.	925	46,139
H.J. Heinz Co.	889	29,390
Hershey Co.	470	16,333
Hormel Foods Corp.	195	6,183
J.M. Smucker Co.	334	12,448
Kellogg Co.	711	26,044
Kraft Foods, Inc., Class A	4,148	92,459
McCormick & Co., Inc. Non-Voting Shares	367	10,852
Sara Lee Corp.	1,961	15,845
Tyson Foods, Inc., Class A	853	8,010
Food Products Total		358,983
Household Products — 2.7%
Clorox Co.	394	20,283
Colgate-Palmolive Co.	1,412	83,280
Kimberly-Clark Corp.	1,169	53,903
Procter & Gamble Co.	8,267	389,293
Household Products Total		546,759
Personal Products — 0.1%
Avon Products, Inc.	1,205	23,172
Estee Lauder Companies, Inc., Class A	325	8,011
Personal Products Total		31,183

4

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.7%
Altria Group, Inc.	5,831	93,413
Lorillard, Inc.	475	29,326
Philip Morris International, Inc.	5,656	201,240
Reynolds American, Inc.	478	17,132
Tobacco Total		341,111
CONSUMER STAPLES TOTAL		2,502,157
ENERGY — 12.6%
Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	872	24,896
BJ Services Co.	826	8,219
Cameron International Corp. (a)	614	13,465
Diamond Offshore Drilling, Inc.	195	12,258
ENSCO International, Inc.	399	10,534
Halliburton Co.	2,530	39,139
Nabors Industries Ltd. (a)	799	7,982
National-Oilwell Varco, Inc. (a)	1,180	33,878
Rowan Companies, Inc.	319	3,818
Schlumberger Ltd.	3,375	137,092
Smith International, Inc.	619	13,296
Energy Equipment & Services Total		304,577
Oil, Gas & Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	1,297	50,440
Apache Corp.	945	60,565
Cabot Oil & Gas Corp.	291	6,859
Chesapeake Energy Corp.	1,588	27,091
Chevron Corp.	5,656	380,309
ConocoPhillips	4,179	163,650
CONSOL Energy, Inc.	512	12,923
Devon Energy Corp.	1,253	55,997
El Paso Corp.	1,970	12,313
EOG Resources, Inc.	706	38,661
Exxon Mobil Corp. (b)	13,943	949,518
Hess Corp.	803	43,523
Marathon Oil Corp.	1,998	52,527
Massey Energy Co.	240	2,429
Murphy Oil Corp.	539	24,131
Noble Energy, Inc.	486	26,186
Occidental Petroleum Corp.	2,288	127,327
Peabody Energy Corp.	755	18,905
Pioneer Natural Resources Co.	324	5,336
Range Resources Corp.	439	18,069

5

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Southwestern Energy Co. (a)	971	28,829
Spectra Energy Corp.	1,815	25,664
Sunoco, Inc.	331	8,765
Tesoro Corp.	388	5,226
Valero Energy Corp.	1,458	26,098
Williams Companies, Inc.	1,636	18,618
XTO Energy, Inc.	1,636	50,094
Oil, Gas & Consumable Fuels Total		2,240,053
ENERGY TOTAL		2,544,630
FINANCIALS — 10.4%
Capital Markets — 2.5%
Ameriprise Financial, Inc.	617	12,642
Bank of New York Mellon Corp.	3,242	91,586
Charles Schwab Corp.	2,646	41,013
E*TRADE Financial Corp. (a)	1,615	2,067
Federated Investors, Inc., Class B	250	5,565
Franklin Resources, Inc.	426	22,949
Goldman Sachs Group, Inc.	1,301	137,932
Invesco Ltd.	1,070	14,830
Janus Capital Group, Inc.	448	2,979
Legg Mason, Inc.	405	6,440
Morgan Stanley	3,032	69,039
Northern Trust Corp.	629	37,627
State Street Corp.	1,218	37,490
T. Rowe Price Group, Inc.	721	20,808
Capital Markets Total		502,967
Commercial Banks — 1.8%
BB&T Corp.	1,576	26,666
Comerica, Inc.	425	7,782
Fifth Third Bancorp	1,629	4,757
First Horizon National Corp.	598	6,417
Huntington Bancshares, Inc.	1,034	1,716
KeyCorp	1,394	10,971
M&T Bank Corp.	218	9,862
Marshall & Ilsley Corp.	748	4,211
PNC Financial Services Group, Inc.	1,205	35,295
Regions Financial Corp.	1,961	8,354
SunTrust Banks, Inc.	1,007	11,822
U.S. Bancorp	4,951	72,334

6

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
Wells Fargo & Co.	11,955	170,239
Zions Bancorporation	324	3,185
Commercial Banks Total		373,611
Consumer Finance — 0.3%
American Express Co.	3,306	45,061
Capital One Financial Corp.	1,107	13,550
Discover Financial Services	1,359	8,575
SLM Corp. (a)	1,318	6,524
Consumer Finance Total		73,710
Diversified Financial Services — 2.7%
Bank of America Corp. (c)	18,064	123,196
CIT Group, Inc.	1,095	3,121
Citigroup, Inc.	15,452	39,094
CME Group, Inc.	188	46,321
IntercontinentalExchange, Inc. (a)	203	15,117
JPMorgan Chase & Co.	10,603	281,828
Leucadia National Corp. (a)	509	7,579
Moody’s Corp.	539	12,354
NASDAQ OMX Group, Inc. (a)	385	7,538
NYSE Euronext	732	13,103
Diversified Financial Services Total		549,251
Insurance — 2.1%
AFLAC, Inc.	1,319	25,536
Allstate Corp.	1,513	28,974
American International Group, Inc.	7,593	7,593
Aon Corp.	772	31,513
Assurant, Inc.	331	7,209
Chubb Corp.	992	41,981
Cincinnati Financial Corp.	461	10,543
Genworth Financial, Inc., Class A	1,222	2,322
Hartford Financial Services Group, Inc.	917	7,198
Lincoln National Corp.	720	4,817
Loews Corp.	1,017	22,476
Marsh & McLennan Companies, Inc.	1,453	29,423
MBIA, Inc. (a)	484	2,217
MetLife, Inc.	2,309	52,576
Principal Financial Group, Inc.	732	5,988
Progressive Corp. (a)	1,909	25,657
Prudential Financial, Inc.	1,194	22,710
Torchmark Corp.	238	6,243

7

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
Travelers Companies, Inc.	1,649	67,015
Unum Group	933	11,663
XL Capital Ltd., Class A	964	5,263
Insurance Total		418,917
Real Estate Investment Trusts (REITs) — 0.8%
Apartment Investment & Management Co., Class A	329	1,803
AvalonBay Communities, Inc.	225	10,589
Boston Properties, Inc.	340	11,910
Equity Residential Property Trust	772	14,166
HCP, Inc.	715	12,763
Health Care REIT, Inc.	310	9,483
Host Hotels & Resorts, Inc.	1,482	5,809
Kimco Realty Corp.	657	5,006
Plum Creek Timber Co., Inc.	466	13,547
ProLogis	757	4,921
Public Storage	356	19,669
Simon Property Group, Inc.	711	24,629
Ventas, Inc.	405	9,157
Vornado Realty Trust	396	13,163
Real Estate Investment Trusts (REITs) Total		156,615
Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc., Class A (a)	634	2,555
Real Estate Management & Development Total		2,555
Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	1,473	17,219
People’s United Financial, Inc.	985	17,701
Thrifts & Mortgage Finance Total		34,920
FINANCIALS TOTAL		2,112,546
HEALTH CARE — 14.8%
Biotechnology — 2.1%
Amgen, Inc. (a)	2,916	144,400
Biogen Idec, Inc. (a)	839	43,980
Celgene Corp. (a)	1,296	57,543
Cephalon, Inc. (a)	195	13,280
Genzyme Corp. (a)	765	45,433
Gilead Sciences, Inc. (a)	2,568	118,950
Biotechnology Total		423,586

8

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	1,733	88,764
Becton Dickinson & Co.	676	45,454
Boston Scientific Corp. (a)	4,241	33,716
C.R. Bard, Inc.	279	22,242
Covidien Ltd.	1,420	47,201
DENTSPLY International, Inc.	420	11,277
Hospira, Inc. (a)	452	13,949
Intuitive Surgical, Inc. (a)	110	10,490
Medtronic, Inc.	3,154	92,948
St. Jude Medical, Inc. (a)	977	35,494
Stryker Corp.	672	22,875
Varian Medical Systems, Inc. (a)	350	10,654
Zimmer Holdings, Inc. (a)	627	22,886
Health Care Equipment & Supplies Total		457,950
Health Care Providers & Services — 2.0%
Aetna, Inc.	1,281	31,167
AmerisourceBergen Corp.	429	14,011
Cardinal Health, Inc.	1,018	32,047
CIGNA Corp.	763	13,421
Coventry Health Care, Inc. (a)	418	5,409
DaVita, Inc. (a)	294	12,921
Express Scripts, Inc. (a)	700	32,319
Humana, Inc. (a)	475	12,388
Laboratory Corp. of America Holdings (a)	304	17,781
McKesson Corp.	772	27,051
Medco Health Solutions, Inc. (a)	1,387	57,338
Patterson Companies, Inc. (a)	260	4,903
Quest Diagnostics, Inc.	438	20,796
Tenet Healthcare Corp. (a)	1,173	1,361
UnitedHealth Group, Inc.	3,429	71,769
WellPoint, Inc. (a)	1,408	53,462
Health Care Providers & Services Total		408,144
Health Care Technology — 0.0%
IMS Health, Inc.	513	6,397
Health Care Technology Total		6,397
Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (a)	489	15,883
Millipore Corp. (a)	158	9,071
PerkinElmer, Inc.	329	4,201
Thermo Fisher Scientific, Inc. (a)	1,180	42,091

9

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — (continued)
Waters Corp. (a)	273	10,087
Life Sciences Tools & Services Total		81,333
Pharmaceuticals — 8.0%
Abbott Laboratories	4,362	208,067
Allergan, Inc.	870	41,551
Bristol-Myers Squibb Co.	5,584	122,401
Eli Lilly & Co.	2,851	95,252
Forest Laboratories, Inc. (a)	852	18,710
Johnson & Johnson	7,806	410,596
King Pharmaceuticals, Inc. (a)	695	4,914
Merck & Co., Inc.	5,946	159,056
Mylan, Inc. (a)	861	11,546
Pfizer, Inc.	19,031	259,202
Schering-Plough Corp.	4,591	108,118
Watson Pharmaceuticals, Inc. (a)	294	9,146
Wyeth	3,757	161,701
Pharmaceuticals Total		1,610,260
HEALTH CARE TOTAL		2,987,670
INDUSTRIALS — 9.4%
Aerospace & Defense — 2.6%
Boeing Co.	2,051	72,975
General Dynamics Corp.	1,091	45,375
Goodrich Corp.	350	13,262
Honeywell International, Inc.	2,073	57,754
ITT Corp.	513	19,735
L-3 Communications Holdings, Inc.	334	22,645
Lockheed Martin Corp.	935	64,543
Northrop Grumman Corp.	924	40,323
Precision Castparts Corp.	397	23,780
Raytheon Co.	1,129	43,963
Rockwell Collins, Inc.	447	14,590
United Technologies Corp.	2,659	114,284
Aerospace & Defense Total		533,229
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	478	21,802
Expeditors International of Washington, Inc.	596	16,861
FedEx Corp.	876	38,973

10

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — (continued)
United Parcel Service, Inc., Class B	2,809	138,259
Air Freight & Logistics Total		215,895
Airlines — 0.1%
Southwest Airlines Co.	2,087	13,211
Airlines Total		13,211
Building Products — 0.0%
Masco Corp.	1,015	7,085
Building Products Total		7,085
Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	320	7,149
Cintas Corp.	371	9,171
Iron Mountain, Inc. (a)	505	11,196
Pitney Bowes, Inc.	580	13,543
R.R. Donnelley & Sons Co.	577	4,229
Republic Services, Inc.	910	15,607
Stericycle, Inc. (a)	240	11,455
Waste Management, Inc.	1,387	35,507
Commercial Services & Supplies Total		107,857
Construction & Engineering — 0.2%
Fluor Corp.	510	17,620
Jacobs Engineering Group, Inc. (a)	347	13,415
Construction & Engineering Total		31,035
Electrical Equipment — 0.4%
Cooper Industries Ltd., Class A	470	12,154
Emerson Electric Co.	2,132	60,932
Rockwell Automation, Inc.	401	8,758
Electrical Equipment Total		81,844
Industrial Conglomerates — 2.0%
3M Co.	1,959	97,401
General Electric Co. (c)	29,799	301,268
Textron, Inc.	686	3,938
Industrial Conglomerates Total		402,607
Machinery — 1.4%
Caterpillar, Inc.	1,697	47,448
Cummins, Inc.	570	14,507
Danaher Corp.	720	39,038
Deere & Co.	1,194	39,247
Dover Corp.	526	13,876
Eaton Corp.	467	17,214
Flowserve Corp.	160	8,979

11

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
Illinois Tool Works, Inc.	1,084	33,441
Ingersoll-Rand Co., Ltd., Class A	898	12,392
Manitowoc Co., Inc.	366	1,197
Paccar, Inc.	1,025	26,404
Pall Corp.	335	6,844
Parker Hannifin Corp.	451	15,325
Machinery Total		275,912
Professional Services — 0.1%
Dun & Bradstreet Corp.	150	11,550
Equifax, Inc.	355	8,680
Monster Worldwide, Inc. (a)	362	2,950
Robert Half International, Inc.	426	7,596
Professional Services Total		30,776
Road & Rail — 0.9%
Burlington Northern Santa Fe Corp.	786	47,278
CSX Corp.	1,126	29,107
Norfolk Southern Corp.	1,035	34,931
Ryder System, Inc.	157	4,445
Union Pacific Corp.	1,422	58,458
Road & Rail Total		174,219
Trading Companies & Distributors — 0.1%
Fastenal Co.	367	11,801
W.W. Grainger, Inc.	182	12,773
Trading Companies & Distributors Total		24,574
INDUSTRIALS TOTAL		1,898,244
INFORMATION TECHNOLOGY — 17.4%
Communications Equipment — 2.9%
Ciena Corp. (a)	257	2,000
Cisco Systems, Inc. (a)	16,468	276,168
Corning, Inc.	4,390	58,255
Harris Corp.	377	10,910
JDS Uniphase Corp. (a)	609	1,979
Juniper Networks, Inc. (a)	1,474	22,199
Motorola, Inc.	6,425	27,178
QUALCOMM, Inc.	4,652	181,009
Tellabs, Inc. (a)	1,117	5,116
Communications Equipment Total		584,814

12

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 5.0%
Apple, Inc. (a)	2,512	264,062
Dell, Inc. (a)	4,884	46,300
EMC Corp. (a)	5,678	64,729
Hewlett-Packard Co.	6,764	216,854
International Business Machines Corp.	3,785	366,729
Lexmark International, Inc., Class A (a)	220	3,711
NetApp, Inc. (a)	934	13,861
QLogic Corp. (a)	343	3,814
SanDisk Corp. (a)	636	8,045
Sun Microsystems, Inc. (a)	2,103	15,394
Teradata Corp. (a)	488	7,915
Computers & Peripherals Total		1,011,414
Electronic Equipment, Instruments & Components — 0.3%
Agilent Technologies, Inc. (a)	993	15,262
Amphenol Corp., Class A	483	13,761
FLIR Systems, Inc. (a)	425	8,704
Jabil Circuit, Inc.	602	3,347
Molex, Inc.	392	5,386
Tyco Electronics Ltd.	1,293	14,275
Electronic Equipment, Instruments & Components Total		60,735
Internet Software & Services — 1.7%
Akamai Technologies, Inc. (a)	481	9,331
eBay, Inc. (a)	3,043	38,220
Google, Inc., Class A (a)	675	234,941
VeriSign, Inc. (a)	542	10,228
Yahoo!, Inc. (a)	3,936	50,420
Internet Software & Services Total		343,140
IT Services — 1.1%
Affiliated Computer Services, Inc., Class A (a)	273	13,074
Automatic Data Processing, Inc.	1,426	50,138
Cognizant Technology Solutions Corp., Class A (a)	823	17,110
Computer Sciences Corp. (a)	428	15,768
Convergys Corp. (a)	346	2,796
Fidelity National Information Services, Inc.	537	9,773
Fiserv, Inc. (a)	440	16,042
MasterCard, Inc., Class A	204	34,166
Paychex, Inc.	905	23,231
Total System Services, Inc.	555	7,665

13

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — (continued)
Western Union Co.	2,003	25,178
IT Services Total		214,941
Office Electronics — 0.1%
Xerox Corp.	2,442	11,111
Office Electronics Total		11,111
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)	1,582	4,825
Altera Corp.	830	14,567
Analog Devices, Inc.	820	15,801
Applied Materials, Inc.	3,751	40,323
Broadcom Corp., Class A (a)	1,201	23,996
Intel Corp.	15,694	236,195
KLA-Tencor Corp.	478	9,560
Linear Technology Corp.	626	14,386
LSI Corp. (a)	1,830	5,563
MEMC Electronic Materials, Inc. (a)	629	10,372
Microchip Technology, Inc.	515	10,913
Micron Technology, Inc. (a)	2,157	8,757
National Semiconductor Corp.	552	5,669
Novellus Systems, Inc. (a)	273	4,540
NVIDIA Corp. (a)	1,517	14,958
Teradyne, Inc. (a)	485	2,124
Texas Instruments, Inc.	3,600	59,436
Xilinx, Inc.	773	14,811
Semiconductors & Semiconductor Equipment Total		496,796
Software — 3.9%
Adobe Systems, Inc. (a)	1,480	31,657
Autodesk, Inc. (a)	636	10,691
BMC Software, Inc. (a)	522	17,226
CA, Inc.	1,111	19,565
Citrix Systems, Inc. (a)	510	11,546
Compuware Corp. (a)	694	4,573
Electronic Arts, Inc. (a)	909	16,535
Intuit, Inc. (a)	905	24,435
McAfee, Inc. (a)	435	14,572
Microsoft Corp.	21,575	396,333
Novell, Inc. (a)	972	4,141
Oracle Corp. (a)	10,822	195,553

14

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
Salesforce.com, Inc. (a)	298	9,754
Symantec Corp. (a)	2,318	34,631
Software Total		791,212
INFORMATION TECHNOLOGY TOTAL		3,514,163
MATERIALS — 3.2%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	592	33,300
CF Industries Holdings, Inc.	137	9,745
Dow Chemical Co.	2,608	21,985
E.I. Du Pont de Nemours & Co.	2,545	56,830
Eastman Chemical Co.	206	5,521
Ecolab, Inc.	475	16,497
International Flavors & Fragrances, Inc.	223	6,792
Monsanto Co.	1,548	128,639
PPG Industries, Inc.	461	17,011
Praxair, Inc.	867	58,340
Rohm and Haas Co.	352	27,752
Sigma-Aldrich Corp.	343	12,962
Chemicals Total		395,374
Construction Materials — 0.1%
Vulcan Materials Co.	310	13,730
Construction Materials Total		13,730
Containers & Packaging — 0.2%
Ball Corp.	266	11,544
Bemis Co., Inc.	280	5,872
Owens-Illinois, Inc. (a)	470	6,787
Pactiv Corp. (a)	372	5,428
Sealed Air Corp.	443	6,113
Containers & Packaging Total		35,744
Metals & Mining — 0.9%
AK Steel Holding Corp.	312	2,221
Alcoa, Inc.	2,682	19,686
Allegheny Technologies, Inc.	277	6,074
Freeport-McMoRan Copper & Gold, Inc.	1,161	44,246
Newmont Mining Corp.	1,382	61,858
Nucor Corp.	887	33,857
Titanium Metals Corp.	242	1,324
United States Steel Corp.	328	6,931
Metals & Mining Total		176,197

15

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.1%
International Paper Co.	1,205	8,483
MeadWestvaco Corp.	481	5,767
Weyerhaeuser Co.	595	16,404
Paper & Forest Products Total		30,654
MATERIALS TOTAL		651,699
TELECOMMUNICATION SERVICES — 3.8%
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	16,626	418,975
CenturyTel, Inc.	283	7,958
Embarq Corp.	402	15,216
Frontier Communications Corp.	880	6,318
Qwest Communications International, Inc.	4,148	14,186
Verizon Communications, Inc.	8,013	241,993
Windstream Corp.	1,246	10,043
Diversified Telecommunication Services Total		714,689
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (a)	1,121	34,112
Sprint Nextel Corp. (a)	8,082	28,852
Wireless Telecommunication Services Total		62,964
TELECOMMUNICATION SERVICES TOTAL		777,653
UTILITIES — 4.2%
Electric Utilities — 2.4%
Allegheny Energy, Inc.	480	11,122
American Electric Power Co., Inc.	1,146	28,948
Duke Energy Corp.	3,614	51,753
Edison International	919	26,476
Entergy Corp.	537	36,564
Exelon Corp.	1,855	84,198
FirstEnergy Corp.	862	33,273
FPL Group, Inc.	1,154	58,542
Northeast Utilities	485	10,471
Pepco Holdings, Inc.	617	7,700
Pinnacle West Capital Corp.	283	7,517
PPL Corp.	1,058	30,375
Progress Energy, Inc.	780	28,283
Southern Co.	2,195	67,211
Electric Utilities Total		482,433

16

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 0.2%
EQT Corp.	370	11,592
Nicor, Inc.	129	4,287
Questar Corp.	488	14,362
Gas Utilities Total		30,241
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (a)	1,881	10,929
Constellation Energy Group, Inc.	563	11,631
Dynegy, Inc., Class A (a)	1,426	2,011
Independent Power Producers & Energy Traders Total		24,571
Multi-Utilities — 1.5%
Ameren Corp.	602	13,960
CenterPoint Energy, Inc.	982	10,242
CMS Energy Corp.	637	7,542
Consolidated Edison, Inc.	774	30,658
Dominion Resources, Inc.	1,646	51,010
DTE Energy Co.	463	12,825
Integrys Energy Group, Inc.	216	5,625
NiSource, Inc.	772	7,566
PG&E Corp.	1,031	39,405
Public Service Enterprise Group, Inc.	1,430	42,142
SCANA Corp.	340	10,503
Sempra Energy	689	31,859
TECO Energy, Inc.	600	6,690
Wisconsin Energy Corp.	330	13,586
Xcel Energy, Inc.	1,280	23,846
Multi-Utilities Total		307,459
TOTAL UTILITIES		844,704

Total Common Stocks (cost of $22,271,734)		19,547,630

	Par ($)
Short-Term Obligation — 1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09, at 0.140%, collateralized by a U.S. Government Agency Obligation maturing 07/14/28, market value $214,192 (repurchase proceeds $209,001)	209,000	209,000

Total Short-Term Obligation (cost of $209,000)		209,000

Total Investments — 97.8% (cost of $22,480,734)(d)(e)		19,756,630

Other Assets & Liabilities, Net — 2.2%		452,953

Net Assets — 100.0%		20,209,583

17

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustee. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

18

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$19,547,630	$40,947
	Level 2 — Other Significant Observable Inputs	209,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$19,756,630	$40,947

	*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	Non-income producing security.
(b)	A portion of this security with a market value of $680,700 is pledged as collateral for open futures contracts.
(c)	Investments in affiliates during the three months ended March 31, 2009:

	Security name: Bank of America Corp.
	Shares as of 12/31/08:	14,120
	Shares purchased:	70
	Shares sold:	—
	Corporate action spin off	3,874
	Shares as of 03/31/09:	18,064
	Net realized gain/loss:	$—
	Dividend income earned:	$180
	Value at end of period:	$123,196

(d)	Cost for federal income tax purposes is $22,480,734.
(e)	Unrealized appreciation and depreciation at March 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$4,117,751	$(6,841,855)	$(2,724,104)

At March 31, 2009, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P 500 Index Futures	500	$397,400	$356,453	Jun-2009	$40,947

19

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Select Large Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 99.5%
CONSUMER DISCRETIONARY — 15.4%
Diversified Consumer Services — 2.9%
Apollo Group, Inc., Class A (a)	1,160	90,863
Diversified Consumer Services Total		90,863
Hotels, Restaurants & Leisure — 4.1%
Carnival Corp.	5,840	126,144
Hotels, Restaurants & Leisure Total		126,144
Internet & Catalog Retail — 5.2%
Amazon.com, Inc. (a)	2,215	162,669
Internet & Catalog Retail Total		162,669
Specialty Retail — 3.2%
GameStop Corp., Class A (a)	3,530	98,911
Specialty Retail Total		98,911
CONSUMER DISCRETIONARY TOTAL		478,587
CONSUMER STAPLES — 3.0%
Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	2,012	93,196
Food & Staples Retailing Total		93,196
CONSUMER STAPLES TOTAL		93,196
ENERGY — 3.9%
Energy Equipment & Services — 3.9%
FMC Technologies, Inc. (a)	3,927	123,190
Energy Equipment & Services Total		123,190
ENERGY TOTAL		123,190
FINANCIALS — 8.4%
Capital Markets — 3.7%
T. Rowe Price Group, Inc.	4,036	116,479
Capital Markets Total		116,479
Diversified Financial Services — 4.7%
CME Group, Inc.	595	146,602
Diversified Financial Services Total		146,602
FINANCIALS TOTAL		263,081
HEALTH CARE — 30.5%
Biotechnology — 7.5%
Celgene Corp. (a)	2,371	105,272
Gilead Sciences, Inc. (a)	2,745	127,149
Biotechnology Total		232,421
Health Care Equipment & Supplies — 6.2%
Alcon, Inc.	1,081	98,274

1

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
Intuitive Surgical, Inc. (a)	995	94,883
Health Care Equipment & Supplies Total		193,157
Health Care Providers & Services — 4.3%
Medco Health Solutions, Inc. (a)	3,228	133,446
Health Care Providers & Services Total		133,446
Life Sciences Tools & Services — 8.3%
Covance, Inc. (a)	3,149	112,199
Illumina, Inc. (a)	3,969	147,805
Life Sciences Tools & Services Total		260,004
Pharmaceuticals — 4.2%
Allergan, Inc.	2,778	132,677
Pharmaceuticals Total		132,677
HEALTH CARE TOTAL		951,705
INDUSTRIALS — 7.8%
Air Freight & Logistics — 3.8%
Expeditors International of Washington, Inc.	4,206	118,988
Air Freight & Logistics Total		118,988
Electrical Equipment — 4.0%
First Solar, Inc. (a)	925	122,747
Electrical Equipment Total		122,747
INDUSTRIALS TOTAL		241,735
INFORMATION TECHNOLOGY — 26.6%
Communications Equipment — 8.7%
QUALCOMM, Inc.	3,969	154,434
Research In Motion Ltd. (a)	2,697	116,160
Communications Equipment Total		270,594
Computers & Peripherals — 4.6%
Apple, Inc. (a)	1,363	143,279
Computers & Peripherals Total		143,279
Internet Software & Services — 4.7%
Google, Inc., Class A (a)	421	146,533
Internet Software & Services Total		146,533

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 8.6%
Infosys Technologies Ltd., ADR	4,327	115,228
MasterCard, Inc., Class A	907	151,904
IT Services Total		267,132
INFORMATION TECHNOLOGY TOTAL		827,538
TELECOMMUNICATION SERVICES — 3.9%
Wireless Telecommunication Services — 3.9%
America Movil SAB de CV, Series L, ADR	4,515	122,266
Wireless Telecommunication Services Total		122,266
TELECOMMUNICATION SERVICES TOTAL		122,266
Total Common Stocks (cost of $4,294,284)		3,101,298
Total Investments — 99.5% (cost of $4,294,284)(b)(c)		3,101,298

Other Assets & Liabilities, Net — 0.5%		15,242

Net Assets — 100.0%		3,116,540

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are value at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

4

On September 2, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$3,101,298	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$3,101,298	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $4,294,284.

(c)	Unrealized appreciation and depreciation at March 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$88,832	$(1,281,818)	$(1,192,986)

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Select Opportunities Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 96.2%
CONSUMER DISCRETIONARY — 8.4%
Auto Components — 2.0%
BorgWarner, Inc.	3,150	63,945
Auto Components Total		63,945
Hotels, Restaurants & Leisure — 1.7%
Bally Technologies, Inc. (a)	665	12,249
Carnival Corp.	722	15,595
Starbucks Corp. (a)	1,376	15,287
WMS Industries, Inc. (a)	528	11,041
Hotels, Restaurants & Leisure Total		54,172
Media — 2.4%
Comcast Corp., Class A	1,986	27,089
DIRECTV Group, Inc. (a)	811	18,483
John Wiley & Sons, Inc., Class A	1,000	29,780
Media Total		75,352
Multiline Retail — 1.0%
Target Corp.	861	29,610
Multiline Retail Total		29,610
Specialty Retail — 1.3%
Best Buy Co., Inc.	385	14,615
Lowe’s Companies, Inc.	1,106	20,184
Urban Outfitters, Inc. (a)	433	7,088
Specialty Retail Total		41,887
CONSUMER DISCRETIONARY TOTAL		264,966
CONSUMER STAPLES — 7.4%
Beverages — 1.6%
Molson Coors Brewing Co., Class B	307	10,524
PepsiCo, Inc.	796	40,978
Beverages Total		51,502
Food Products — 3.0%
Archer-Daniels-Midland Co.	2,400	66,672
Kraft Foods, Inc., Class A	822	18,322
Sanderson Farms, Inc.	330	12,392
Food Products Total		97,386
Household Products — 0.9%
Procter & Gamble Co.	599	28,207
Household Products Total		28,207
Personal Products — 1.4%
Avon Products, Inc.	1,067	20,518
Herbalife Ltd.	575	8,614

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — (continued)
Mead Johnson Nutrition Co., Class A (a)	501	14,464
Personal Products Total		43,596
Tobacco — 0.5%
Philip Morris International, Inc.	419	14,908
Tobacco Total		14,908
CONSUMER STAPLES TOTAL		235,599
ENERGY — 13.5%
Energy Equipment & Services — 1.3%
Core Laboratories N.V.	253	18,510
Schlumberger Ltd.	365	14,826
Wellstream Holdings PLC	1,429	8,858
Energy Equipment & Services Total		42,194
Oil, Gas & Consumable Fuels — 12.2%
Apache Corp.	1,920	123,053
Cimarex Energy Co.	1,800	33,084
Exxon Mobil Corp.	1,400	95,340
Noble Energy, Inc.	294	15,841
Peabody Energy Corp.	311	7,787
Petroleo Brasileiro SA, ADR	3,700	112,739
Oil, Gas & Consumable Fuels Total		387,844
ENERGY TOTAL		430,038
FINANCIALS — 15.0%
Capital Markets — 3.8%
Goldman Sachs Group, Inc.	1,150	121,923
Capital Markets Total		121,923
Commercial Banks — 1.9%
First Horizon National Corp.	1,844	19,805
Wells Fargo & Co.	2,743	39,060
Commercial Banks Total		58,865
Diversified Financial Services — 6.6%
Hong Kong Exchanges & Clearing Ltd.	3,700	34,873
JPMorgan Chase & Co.	2,614	69,480
NASDAQ OMX Group, Inc. (a)	3,600	70,488
Singapore Exchange Ltd.	10,000	33,531
Diversified Financial Services Total		208,372

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 2.7%
Berkshire Hathaway Inc., Class A (a)	1	86,700
Insurance Total		86,700
FINANCIALS TOTAL		475,860
HEALTH CARE — 11.7%
Biotechnology — 1.7%
Gilead Sciences, Inc. (a)	468	21,678
OSI Pharmaceuticals, Inc. (a)	230	8,800
Seattle Genetics, Inc. (a)	746	7,355
Senomyx, Inc. (a)	10,078	16,024
Biotechnology Total		53,857
Health Care Equipment & Supplies — 1.6%
Becton Dickinson & Co.	750	50,430
Health Care Equipment & Supplies Total		50,430
Health Care Providers & Services — 0.4%
Aetna, Inc.	372	9,051
AMERIGROUP Corp. (a)	213	5,866
Health Care Providers & Services Total		14,917
Life Sciences Tools & Services — 0.6%
Life Technologies Corp. (a)	377	12,245
QIAGEN N.V. (a)	388	6,193
Life Sciences Tools & Services Total		18,438
Pharmaceuticals — 7.4%
Abbott Laboratories	781	37,254
Johnson & Johnson	1,500	78,900
Novo Nordisk A/S, ADR	2,470	118,510
Pharmaceuticals Total		234,664
HEALTH CARE TOTAL		372,306
INDUSTRIALS — 13.2%
Air Freight & Logistics — 1.7%
Expeditors International of Washington, Inc.	1,950	55,166
Air Freight & Logistics Total		55,166
Building Products — 1.3%
Simpson Manufacturing Co., Inc.	2,200	39,644
Building Products Total		39,644
Construction & Engineering — 5.9%
Granite Construction, Inc.	1,448	54,271
Quanta Services, Inc. (a)	6,200	132,990
Construction & Engineering Total		187,261

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 3.7%
American Superconductor Corp. (a)	6,800	117,708
Electrical Equipment Total		117,708
Industrial Conglomerates — 0.6%
General Electric Co.	1,755	17,743
Industrial Conglomerates Total		17,743
INDUSTRIALS TOTAL		417,522
INFORMATION TECHNOLOGY — 16.1%
Communications Equipment — 0.5%
Brocade Communications Systems, Inc. (a)	4,673	16,122
Communications Equipment Total		16,122
Computers & Peripherals — 5.8%
Apple, Inc. (a)	700	73,584
Hewlett-Packard Co.	1,615	51,777
International Business Machines Corp.	595	57,649
Computers & Peripherals Total		183,010
Electronic Equipment, Instruments & Components — 0.4%
LG Display Co., Ltd., ADR	1,128	11,528
Electronic Equipment, Instruments & Components Total		11,528
Internet Software & Services — 1.3%
Google, Inc., Class A (a)	116	40,375
Internet Software & Services Total		40,375
IT Services — 3.4%
Affiliated Computer Services, Inc., Class A (a)	407	19,491
Fiserv, Inc. (a)	453	16,517
Hewitt Associates, Inc., Class A (a)	407	12,112
MasterCard, Inc., Class A	350	58,618
IT Services Total		106,738
Semiconductors & Semiconductor Equipment — 1.5%
Altera Corp.	642	11,267
Intel Corp.	1,875	28,219
Linear Technology Corp.	434	9,973
Semiconductors & Semiconductor Equipment Total		49,459
Software — 3.2%
Microsoft Corp.	3,889	71,441
Nintendo Co., Ltd.	50	14,371

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
Oracle Corp. (a)	971	17,546
Software Total		103,358
INFORMATION TECHNOLOGY TOTAL		510,590
MATERIALS — 8.9%
Chemicals — 3.3%
Huabao International Holdings Ltd.	92,000	75,731
Monsanto Co.	349	29,002
Chemicals Total		104,733
Construction Materials — 2.2%
Vulcan Materials Co.	1,600	70,864
Construction Materials Total		70,864
Metals & Mining — 3.4%
ArcelorMittal, SA	472	9,459
Cliffs Natural Resources, Inc.	450	8,172
Kaiser Aluminum Corp.	577	13,340
Nucor Corp.	2,000	76,340
Metals & Mining Total		107,311
MATERIALS TOTAL		282,908
UTILITIES — 2.0%
Electric Utilities — 0.3%
Northeast Utilities	479	10,341
Electric Utilities Total		10,341
Independent Power Producers & Energy Traders — 1.0%
AES Corp. (a)	5,500	31,955
Independent Power Producers & Energy Traders Total		31,955
Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	742	21,867
Multi-Utilities Total		21,867
UTILITIES TOTAL		64,163
Total Common Stocks (cost of $3,510,549)		3,053,952

	Par ($)
Short-Term Obligation — 9.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09 at 0.140%, collateralized by a U.S. Government Agency Obligation maturing 02/24/11, market value $303,775 (repurchase proceeds $293,001)	293,000	293,000

Total Short-Term Obligation (cost of $293,000)		293,000

Total Investments — 105.4% (cost of $3,803,549)(b)(c)		3,346,952

Other Assets & Liabilities, Net — (5.4)%		(172,156)

Net Assets — 100.0%		3,174,796

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity , the securities are valued at the last sale price of the local shares in the principle market in which such securities are normally traded.

Generally, trading in foreign securities in substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

6

On September 2, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$2,886,588	$—
	Level 2 – Other Significant Observable Inputs	460,364	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$3,346,952	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $3,803,549.

(c)	Unrealized appreciation and depreciation at March 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$118,150	$(574,747)	$(456,597)

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Small Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 99.3%
CONSUMER DISCRETIONARY — 9.7%
Auto Components — 0.4%
BorgWarner, Inc.	57,630	1,169,889
Auto Components Total		1,169,889
Diversified Consumer Services — 0.5%
Regis Corp.	61,912	894,628
Sotheby’s	71,910	647,190
Diversified Consumer Services Total		1,541,818
Hotels, Restaurants & Leisure — 2.1%
Benihana, Inc., Class A (a)	234,502	607,360
Bob Evans Farms, Inc.	64,430	1,444,521
CEC Entertainment, Inc. (a)	52,200	1,350,936
Jack in the Box, Inc. (a)	47,500	1,106,275
Landry’s Restaurants, Inc.	85,720	447,458
Red Robin Gourmet Burgers, Inc. (a)	61,650	1,086,890
Hotels, Restaurants & Leisure Total		6,043,440
Household Durables — 1.3%
American Greetings Corp., Class A	174,430	882,616
Cavco Industries, Inc. (a)	41,173	971,683
CSS Industries, Inc.	59,506	1,011,602
Ethan Allen Interiors, Inc.	82,760	931,877
Household Durables Total		3,797,778
Internet & Catalog Retail — 0.3%
NutriSystem, Inc.	51,570	735,904
Internet & Catalog Retail Total		735,904
Leisure Equipment & Products — 0.2%
Brunswick Corp.	203,168	700,930
Leisure Equipment & Products Total		700,930
Specialty Retail — 3.9%
Abercrombie & Fitch Co., Class A	33,340	793,492
America’s Car-Mart, Inc. (a)	134,458	1,827,284
AnnTaylor Stores Corp. (a)	206,008	1,071,242
Foot Locker, Inc.	112,558	1,179,608
Men’s Wearhouse, Inc.	53,680	812,715
OfficeMax, Inc.	215,200	671,424
Pacific Sunwear of California (a)	677,614	1,124,839
Rent-A-Center, Inc. (a)	137,533	2,664,014
Shoe Carnival, Inc. (a)	89,834	929,782
Specialty Retail Total		11,074,400

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.0%
Movado Group, Inc.	132,450	998,673
Phillips-Van Heusen Corp.	39,840	903,571
Wolverine World Wide, Inc.	53,710	836,802
Textiles, Apparel & Luxury Goods Total		2,739,046
CONSUMER DISCRETIONARY TOTAL		27,803,205
CONSUMER STAPLES — 5.1%
Food & Staples Retailing — 3.1%
BJ’s Wholesale Club, Inc. (a)	33,430	1,069,426
Casey’s General Stores, Inc.	55,760	1,486,561
Ruddick Corp.	58,530	1,313,998
Spartan Stores, Inc.	47,080	725,503
Weis Markets, Inc.	93,441	2,900,409
Whole Foods Market, Inc.	73,880	1,241,184
Food & Staples Retailing Total		8,737,081
Food Products — 1.6%
Flowers Foods, Inc.	36,184	849,600
Fresh Del Monte Produce, Inc. (a)	87,720	1,440,363
J & J Snack Foods Corp.	29,310	1,013,833
Lancaster Colony Corp.	26,817	1,112,369
Ralcorp Holdings, Inc. (a)	2,414	130,066
Food Products Total		4,546,231
Personal Products — 0.4%
NBTY, Inc. (a)	88,350	1,243,968
Personal Products Total		1,243,968
CONSUMER STAPLES TOTAL		14,527,280
ENERGY — 3.3%
Energy Equipment & Services — 1.4%
Lufkin Industries, Inc.	43,330	1,641,341
Patterson-UTI Energy, Inc.	42,280	378,829
Superior Well Services, Inc. (a)	33,239	170,516
TGC Industries, Inc. (a)	129,860	284,393
Tidewater, Inc.	41,070	1,524,929
Energy Equipment & Services Total		4,000,008
Oil, Gas & Consumable Fuels — 1.9%
Comstock Resources, Inc. (a)	22,920	683,016
Holly Corp.	96,290	2,041,348
Mariner Energy, Inc. (a)	102,920	797,630
Nordic American Tanker Shipping	36,301	1,063,619
Stone Energy Corp. (a)	147,257	490,366

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Swift Energy Co. (a)	70,030	511,219
Oil, Gas & Consumable Fuels Total		5,587,198
ENERGY TOTAL		9,587,206
FINANCIALS — 33.1%
Capital Markets — 1.2%
Federated Investors, Inc., Class B	48,040	1,069,370
Janus Capital Group, Inc.	175,790	1,169,004
Piper Jaffray Companies, Inc. (a)	50,294	1,297,082
Capital Markets Total		3,535,456
Commercial Banks — 8.3%
BancFirst Corp.	45,264	1,647,610
BancTrust Financial Group, Inc.	147,508	933,726
Bank of Granite Corp.	90,050	153,985
Bryn Mawr Bank Corp.	88,862	1,497,325
Capitol Bancorp Ltd.	109,608	454,873
Chemical Financial Corp.	121,761	2,533,846
Columbia Banking System, Inc.	92,474	591,834
Community Trust Bancorp, Inc.	56,659	1,515,628
First Citizens BancShares, Inc., Class A	17,573	2,316,121
First Financial Corp.	74,713	2,756,910
First National Bank of Alaska	730	1,178,950
Mass Financial Corp., Class A (a)	154,340	686,813
Merchants Bancshares, Inc.	85,489	1,581,546
Northfield Bancorp, Inc.	112,457	1,229,155
Northrim BanCorp, Inc.	97,776	974,827
South Financial Group, Inc.	261,940	288,134
Sterling Bancorp NY	133,214	1,318,819
Taylor Capital Group, Inc. (a)	100,589	447,621
West Coast Bancorp	126,900	281,718
Whitney Holding Corp.	112,730	1,290,758
Commercial Banks Total		23,680,199
Consumer Finance — 0.6%
Cash America International, Inc.	114,100	1,786,806
Consumer Finance Total		1,786,806
Diversified Financial Services — 0.9%
Medallion Financial Corp.	209,088	1,549,342
Pico Holdings, Inc. (a)	37,540	1,128,828
Diversified Financial Services Total		2,678,170

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 8.1%
Baldwin & Lyons, Inc., Class B	80,490	1,522,871
CNA Surety Corp. (a)	138,411	2,552,299
eHealth, Inc. (a)	76,713	1,228,175
EMC Insurance Group, Inc.	88,085	1,855,951
FBL Financial Group, Inc. Class A	116,725	484,409
First Mercury Financial Corp. (a)	26,871	388,017
Genworth Financial, Inc., Class A	152,054	288,903
Harleysville Group, Inc.	46,271	1,471,881
Horace Mann Educators Corp.	176,966	1,481,205
National Western Life Insurance Co., Class A	8,956	1,012,028
Navigators Group, Inc. (a)	41,810	1,972,596
RAM Holdings Ltd. (a)	383,939	95,985
RLI Corp.	30,377	1,524,925
Safety Insurance Group, Inc.	64,230	1,996,268
Selective Insurance Group, Inc.	88,822	1,080,076
Stewart Information Services Corp.	91,610	1,786,395
United America Indemnity Ltd., Class A (a)	291,517	1,171,898
United Fire & Casualty Co.	54,314	1,192,735
Insurance Total		23,106,617
Real Estate Investment Trusts (REITs) — 7.1%
DCT Industrial Trust, Inc.	325,058	1,030,434
DiamondRock Hospitality Co.	311,650	1,249,716
Duke Realty Corp.	114,470	629,585
DuPont Fabros Technology, Inc.	100,012	688,083
Franklin Street Properties Corp.	177,092	2,178,232
Getty Realty Corp.	59,993	1,100,871
LaSalle Hotel Properties	133,960	782,326
Mack-Cali Realty Corp.	32,790	649,570
National Health Investors, Inc.	77,580	2,084,575
National Retail Properties, Inc.	131,430	2,081,851
Potlatch Corp.	99,790	2,314,130
Sun Communities, Inc.	130,712	1,546,323
Sunstone Hotel Investors, Inc.	219,095	576,220
Universal Health Realty Income Trust	65,257	1,907,462
Urstadt Biddle Properties, Inc., Class A	120,008	1,610,507
Real Estate Investment Trusts (REITs) Total		20,429,885

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.4%
Avatar Holdings, Inc. (a)	38,290	573,584
Maui Land & Pineapple Co., Inc. (a)	65,215	553,676
Real Estate Management & Development Total		1,127,260
Thrifts & Mortgage Finance — 6.5%
Bank Mutual Corp.	216,104	1,957,902
BankFinancial Corp.	156,847	1,563,765
Beneficial Mutual Bancorp, Inc. (a)	182,393	1,796,571
Brookline Bancorp, Inc.	243,600	2,314,200
Clifton Savings Bancorp, Inc.	147,925	1,479,250
ESSA Bancorp, Inc.	98,376	1,309,385
Home Federal Bancorp, Inc.	188,730	1,647,613
TrustCo Bank Corp. NY	173,256	1,043,001
United Financial Bancorp, Inc.	121,661	1,592,542
Washington Federal, Inc.	138,400	1,839,336
Westfield Financial, Inc.	218,962	1,926,866
Thrifts & Mortgage Finance Total		18,470,431
FINANCIALS TOTAL		94,814,824
HEALTH CARE — 6.5%
Health Care Equipment & Supplies — 1.1%
Analogic Corp.	33,070	1,058,901
STERIS Corp.	73,730	1,716,435
Zoll Medical Corp. (a)	36,620	525,863
Health Care Equipment & Supplies Total		3,301,199
Health Care Providers & Services — 4.6%
AmSurg Corp. (a)	37,200	589,620
Cross Country Healthcare, Inc. (a)	183,706	1,203,274
Healthspring, Inc. (a)	101,632	850,660
Kindred Healthcare, Inc. (a)	113,920	1,703,104
Magellan Health Services, Inc. (a)	25,220	919,017
Mednax, Inc. (a)	41,706	1,229,076
NovaMed, Inc. (a)	270,886	614,911
Owens & Minor, Inc.	29,631	981,675
RehabCare Group, Inc. (a)	124,725	2,175,204
Res-Care, Inc. (a)	152,205	2,216,105
U.S. Physical Therapy, Inc. (a)	59,105	572,136
Health Care Providers & Services Total		13,054,782
Health Care Technology — 0.3%
Omnicell, Inc. (a)	113,280	885,850
Health Care Technology Total		885,850

5

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 0.5%
PAREXEL International Corp. (a)	86,440	841,061
Varian, Inc. (a)	29,060	689,884
Life Sciences Tools & Services Total		1,530,945
HEALTH CARE TOTAL		18,772,776
INDUSTRIALS — 13.9%
Aerospace & Defense — 0.6%
AAR Corp. (a)	63,450	795,663
Esterline Technologies Corp. (a)	26,910	543,313
Ladish Co., Inc. (a)	67,710	491,574
Aerospace & Defense Total		1,830,550
Air Freight & Logistics — 0.2%
Pacer International, Inc.	201,993	706,975
Air Freight & Logistics Total		706,975
Airlines — 0.7%
Republic Airways Holdings, Inc. (a)	74,765	484,477
Skywest, Inc.	114,290	1,421,768
Airlines Total		1,906,245
Building Products — 1.6%
Ameron International Corp.	26,718	1,406,970
Builders FirstSource, Inc. (a)	214,288	432,862
Lennox International, Inc.	55,700	1,473,822
NCI Building Systems, Inc. (a)	74,760	165,967
Universal Forest Products, Inc.	37,320	993,085
Building Products Total		4,472,706
Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	65,080	1,067,312
Consolidated Graphics, Inc. (a)	67,950	864,324
United Stationers, Inc. (a)	40,150	1,127,412
Commercial Services & Supplies Total		3,059,048
Construction & Engineering — 1.8%
Dycom Industries, Inc. (a)	116,070	672,045
EMCOR Group, Inc. (a)	105,910	1,818,475
KBR, Inc.	95,560	1,319,684
KHD Humboldt Wedag International Ltd. (a)	94,852	655,427
Layne Christensen Co. (a)	38,230	614,356
Construction & Engineering Total		5,079,987

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 0.8%
Belden, Inc.	63,670	796,512
GrafTech International Ltd. (a)	229,720	1,415,075
Electrical Equipment Total		2,211,587
Machinery — 2.3%
Astec Industries, Inc. (a)	42,071	1,103,522
EnPro Industries, Inc. (a)	80,612	1,378,465
FreightCar America, Inc.	53,758	942,378
Harsco Corp.	34,394	762,515
Kadant, Inc. (a)	61,488	708,342
LB Foster Co., Class A (a)	35,244	875,108
Robbins & Myers, Inc.	52,740	800,066
Machinery Total		6,570,396
Professional Services — 1.7%
CDI Corp.	97,319	945,941
Kforce, Inc. (a)	92,464	650,022
Korn/Ferry International (a)	100,760	912,886
LECG Corp. (a)	181,465	460,921
MPS Group, Inc. (a)	310,534	1,847,677
Professional Services Total		4,817,447
Road & Rail — 2.0%
Genesee & Wyoming, Inc., Class A (a)	51,720	1,099,050
Heartland Express, Inc.	98,230	1,454,786
Ryder System, Inc.	18,270	517,224
Werner Enterprises, Inc.	178,710	2,702,095
Road & Rail Total		5,773,155
Trading Companies & Distributors — 1.1%
Kaman Corp.	74,306	931,797
Watsco, Inc.	68,010	2,314,381
Trading Companies & Distributors Total		3,246,178
INDUSTRIALS TOTAL		39,674,274
INFORMATION TECHNOLOGY — 15.0%
Communications Equipment — 3.3%
ADC Telecommunications, Inc. (a)	163,540	717,941
Anaren, Inc. (a)	107,111	1,171,794
Bel Fuse, Inc., Class B	33,850	454,944
Black Box Corp.	57,058	1,347,139
Ciena Corp. (a)	124,900	971,722
Comtech Telecommunications Corp. (a)	33,570	831,529
Emulex Corp. (a)	148,160	745,245
Plantronics, Inc.	58,850	710,319
Tekelec (a)	69,990	925,968

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
Tellabs, Inc. (a)	332,770	1,524,087
Communications Equipment Total		9,400,688
Computers & Peripherals — 0.7%
Electronics for Imaging, Inc. (a)	103,110	1,010,478
QLogic Corp. (a)	89,400	994,128
Computers & Peripherals Total		2,004,606
Electronic Equipment, Instruments & Components — 2.9%
Anixter International, Inc. (a)	52,640	1,667,635
Benchmark Electronics, Inc. (a)	168,755	1,890,056
Brightpoint, Inc. (a)	219,954	941,403
CPI International, Inc. (a)	106,040	996,776
Electro Scientific Industries, Inc. (a)	256	1,516
MTS Systems Corp.	53,507	1,217,285
Nam Tai Electronics, Inc.	248,103	922,943
Plexus Corp. (a)	49,410	682,846
Electronic Equipment, Instruments & Components Total		8,320,460
Internet Software & Services — 0.2%
InfoSpace, Inc. (a)	124,070	645,164
Internet Software & Services Total		645,164
IT Services — 2.0%
Acxiom Corp.	66,260	490,324
CACI International, Inc., Class A (a)	39,303	1,434,166
CSG Systems International, Inc. (a)	74,185	1,059,362
MAXIMUS, Inc.	44,290	1,765,399
TeleTech Holdings, Inc. (a)	98,057	1,067,841
IT Services Total		5,817,092
Semiconductors & Semiconductor Equipment 3.7%
Actel Corp. (a)	86,652	876,918
ATMI, Inc. (a)	47,530	733,388
Fairchild Semiconductor International, Inc. (a)	196,500	732,945
Kulicke & Soffa Industries, Inc. (a)	227,450	595,919
MKS Instruments, Inc. (a)	77,692	1,139,742
OmniVision Technologies, Inc. (a)	131,685	884,923
Skyworks Solutions, Inc. (a)	165,490	1,333,849
Standard Microsystems Corp. (a)	60,550	1,126,230
Varian Semiconductor Equipment Associates, Inc. (a)	38,807	840,560

8

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Verigy Ltd. (a)	113,388	935,451
Zoran Corp. (a)	148,807	1,309,502
Semiconductors & Semiconductor Equipment Total		10,509,427
Software — 2.2%
Jack Henry & Associates, Inc.	51,430	839,338
Lawson Software, Inc. (a)	87,294	370,999
Mentor Graphics Corp. (a)	167,640	744,322
MSC.Software Corp. (a)	170,852	963,605
Parametric Technology Corp. (a)	81,910	817,462
Progress Software Corp. (a)	44,570	773,735
SPSS, Inc. (a)	34,700	986,521
Sybase, Inc. (a)	20,829	630,910
Software Total		6,126,892
INFORMATION TECHNOLOGY TOTAL		42,824,329
MATERIALS — 6.0%
Chemicals — 1.6%
Cytec Industries, Inc.	53,080	797,262
H.B. Fuller Co.	149,330	1,941,290
OM Group, Inc. (a)	93,230	1,801,203
Chemicals Total		4,539,755
Construction Materials — 0.5%
Eagle Materials, Inc.	51,941	1,259,569
Construction Materials Total		1,259,569
Containers & Packaging — 1.6%
Greif, Inc., Class A	31,692	1,055,027
Greif, Inc., Class B	74,697	2,439,604
Packaging Corp. of America	85,688	1,115,658
Containers & Packaging Total		4,610,289
Metals & Mining — 1.9%
Carpenter Technology Corp.	53,600	756,832
Harry Winston Diamond Corp.	257,043	740,284
Haynes International, Inc. (a)	56,907	1,014,083
Olympic Steel, Inc.	68,035	1,032,091
RTI International Metals, Inc. (a)	100,990	1,181,583
Schnitzer Steel Industries, Inc., Class A	25,670	805,781
Metals & Mining Total		5,530,654

9

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.4%
Clearwater Paper Corp. (a)	139,527	1,120,402
Mercer International, Inc. (a)	118,853	78,443
Paper & Forest Products Total		1,198,845
MATERIALS TOTAL		17,139,112
TELECOMMUNICATION SERVICES — 1.0%
Diversified Telecommunication Services — 0.4%
Warwick Valley Telephone Co.	98,246	1,079,724
Diversified Telecommunication Services Total		1,079,724
Wireless Telecommunication Services — 0.6%
Syniverse Holdings, Inc. (a)	107,475	1,693,806
Wireless Telecommunication Services Total		1,693,806
TELECOMMUNICATION SERVICES TOTAL		2,773,530
UTILITIES — 5.7%
Electric Utilities — 3.2%
ALLETE, Inc.	67,030	1,789,031
El Paso Electric Co. (a)	110,421	1,555,832
Great Plains Energy, Inc.	75,540	1,017,524
Hawaiian Electric Industries, Inc.	50,080	688,099
Maine & Maritimes Corp.	20,905	731,675
MGE Energy, Inc.	63,483	1,991,462
UIL Holdings Corp.	67,354	1,503,341
Electric Utilities Total		9,276,964
Independent Power Producers & Energy Traders — 0.6%
Black Hills Corp.	96,350	1,723,701
Independent Power Producers & Energy Traders Total		1,723,701
Multi-Utilities — 1.9%
Avista Corp.	119,910	1,652,360
CH Energy Group, Inc.	38,725	1,816,203
NorthWestern Corp.	91,080	1,956,398
Multi-Utilities Total		5,424,961
UTILITIES TOTAL		16,425,626
Total Common Stocks (cost of $433,168,490)		284,342,162

10

	Shares	Value ($)
Rights — 0.0%
FINANCIALS — 0.0%
United America Indemnity Ltd., Class A
Expires 04/06/09 (a)	288,017	34,562
FINANCIALS TOTAL		34,562

Total Rights (cost of $964,682)		34,562

	Par ($)
Short-Term Obligation — 0.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09, at 0.100%, collateralized by a U.S. Treasury Obligation maturing 08/15/19, market value $2,559,141 (repurchase proceeds $2,508,007)	2,508,000	2,508,000

Total Short-Term Obligation (cost of $2,508,000)		2,508,000

Total Investments — 100.2% (cost of $436,641,172)(b)(c)		286,884,724

Other Assets & Liabilities, Net — (0.2)%		(582,840)

Net Assets — 100.0%		286,301,884

11

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$284,342,162	$—
	Level 2 – Other Significant Observable Inputs	2,542,562	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$286,884,724	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $436,641,172.
(c)	Unrealized appreciation and depreciation at March 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$9,861,435	$(159,617,883)	$(149,756,448)

12

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Small Company Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 98.7%
CONSUMER DISCRETIONARY — 14.0%
Diversified Consumer Services — 3.2%
Brink’s Home Security Holdings, Inc. (a)	13,580	306,908
Capella Education Co. (a)	8,038	426,014
Corinthian Colleges, Inc. (a)	10,990	213,756
Jackson Hewitt Tax Service, Inc.	41,910	218,770
Diversified Consumer Services Total		1,165,448
Hotels, Restaurants & Leisure — 2.5%
Bally Technologies, Inc. (a)	19,190	353,480
Panera Bread Co., Class A (a)	5,807	324,611
Red Robin Gourmet Burgers, Inc. (a)	12,653	223,072
Hotels, Restaurants & Leisure Total		901,163
Internet & Catalog Retail — 1.1%
Blue Nile, Inc. (a)	5,700	171,855
NetFlix, Inc. (a)	4,978	213,656
Internet & Catalog Retail Total		385,511
Media — 2.4%
Arbitron, Inc.	24,280	364,443
Marvel Entertainment, Inc. (a)	12,215	324,308
VisionChina Media, Inc., ADR (a)	30,690	197,951
Media Total		886,702
Specialty Retail — 2.8%
Aeropostale, Inc. (a)	8,010	212,746
AnnTaylor Stores Corp. (a)	35,250	183,300
Citi Trends, Inc. (a)	9,195	210,473
hhgregg, Inc. (a)	15,930	225,409
Tractor Supply Co. (a)	4,760	171,646
Specialty Retail Total		1,003,574
Textiles, Apparel & Luxury Goods — 2.0%
Fossil, Inc. (a)	13,869	217,743
Phillips-Van Heusen Corp.	13,587	308,153
Volcom, Inc. (a)	20,870	202,439
Textiles, Apparel & Luxury Goods Total		728,335
CONSUMER DISCRETIONARY TOTAL		5,070,733
CONSUMER STAPLES — 2.9%
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	6,350	169,291
Food & Staples Retailing Total		169,291

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 1.8%
Flowers Foods, Inc.	12,197	286,386
Sanderson Farms, Inc.	5,201	195,297
TreeHouse Foods, Inc. (a)	5,990	172,452
Food Products Total		654,135
Personal Products — 0.6%
Chattem, Inc. (a)	4,312	241,688
Personal Products Total		241,688
CONSUMER STAPLES TOTAL		1,065,114
ENERGY — 5.0%
Energy Equipment & Services — 1.6%
Dril-Quip, Inc. (a)	10,460	321,122
Pioneer Drilling Co. (a)	29,428	96,524
T-3 Energy Services, Inc. (a)	15,700	184,946
Energy Equipment & Services Total		602,592
Oil, Gas & Consumable Fuels — 3.4%
Arena Resources, Inc. (a)	13,327	339,572
Concho Resources, Inc. (a)	18,730	479,301
Encore Acquisition Co. (a)	9,810	228,279
Whiting Petroleum Corp. (a)	6,870	177,589
Oil, Gas & Consumable Fuels Total		1,224,741
ENERGY TOTAL		1,827,333
FINANCIALS — 5.3%
Capital Markets — 2.0%
Greenhill & Co., Inc.	3,450	254,782
Stifel Financial Corp. (a)	5,441	235,650
Waddell & Reed Financial, Inc., Class A	12,738	230,176
Capital Markets Total		720,608
Commercial Banks — 0.6%
Pinnacle Financial Partners, Inc. (a)	9,573	226,976
Commercial Banks Total		226,976
Consumer Finance — 0.6%
World Acceptance Corp. (a)	13,540	231,534
Consumer Finance Total		231,534
Diversified Financial Services — 0.8%
Portfolio Recovery Associates, Inc. (a)	10,098	271,030
Diversified Financial Services Total		271,030

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 0.3%
Platinum Underwriters Holdings Ltd.	3,940	111,739
Insurance Total		111,739
Real Estate Investment Trusts (REITs) — 1.0%
Home Properties, Inc.	5,729	175,594
National Retail Properties, Inc.	10,954	173,511
Real Estate Investment Trusts (REITs) Total		349,105
FINANCIALS TOTAL		1,910,992
HEALTH CARE — 25.6%
Biotechnology — 10.7%
Alexion Pharmaceuticals, Inc. (a)	11,662	439,191
Alkermes, Inc. (a)	12,400	150,412
Array Biopharma, Inc. (a)	37,392	98,715
BioMarin Pharmaceuticals, Inc. (a)	20,887	257,954
Isis Pharmaceuticals, Inc. (a)	14,420	216,444
Martek Biosciences Corp. (a)	10,860	198,195
Myriad Genetics, Inc. (a)	9,888	449,607
Onyx Pharmaceuticals, Inc. (a)	15,419	440,213
OSI Pharmaceuticals, Inc. (a)	9,949	380,649
Osiris Therapeutics, Inc. (a)	3,780	52,164
Regeneron Pharmaceuticals, Inc. (a)	20,841	288,856
Rigel Pharmaceuticals, Inc. (a)	17,430	107,020
Seattle Genetics, Inc. (a)	34,152	336,739
Theravance, Inc. (a)	8,010	136,170
United Therapeutics Corp. (a)	4,831	319,281
Biotechnology Total		3,871,610
Health Care Equipment & Supplies — 6.8%
China Medical Technologies, Inc., ADR	11,293	155,505
Haemonetics Corp. (a)	5,143	283,276
ICU Medical, Inc. (a)	2,880	92,506
Immucor, Inc. (a)	11,886	298,933
Masimo Corp. (a)	10,343	299,740
Meridian Bioscience, Inc.	14,776	267,741
NuVasive, Inc. (a)	3,694	115,918
Quidel Corp. (a)	17,150	158,123
STERIS Corp.	8,080	188,102
Thoratec Corp. (a)	8,990	230,953
Wright Medical Group, Inc. (a)	27,783	362,013
Health Care Equipment & Supplies Total		2,452,810

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 4.3%
Alliance HealthCare Services I (a)	44,118	300,002
Genoptix, Inc. (a)	4,740	129,307
inVentiv Health, Inc. (a)	23,301	190,136
MWI Veterinary Supply, Inc. (a)	8,645	246,210
Owens & Minor, Inc.	10,210	338,257
Psychiatric Solutions, Inc. (a)	22,986	361,570
Health Care Providers & Services Total		1,565,482
Life Sciences Tools & Services — 3.0%
Albany Molecular Research, Inc. (a)	15,390	145,128
Bio-Rad Laboratories, Inc., Class A (a)	5,208	343,207
Dionex Corp. (a)	6,960	328,860
ICON PLC, ADR (a)	7,960	128,554
Sequenom, Inc. (a)	9,930	141,205
Life Sciences Tools & Services Total		1,086,954
Pharmaceuticals — 0.8%
Eurand NV (a)	26,903	299,699
Pharmaceuticals Total		299,699
HEALTH CARE TOTAL		9,276,555
INDUSTRIALS — 17.3%
Aerospace & Defense — 2.1%
HEICO Corp.	8,520	207,036
Stanley, Inc. (a)	9,310	236,381
Teledyne Technologies, Inc. (a)	11,692	311,942
Aerospace & Defense Total		755,359
Air Freight & Logistics — 0.8%
HUB Group, Inc., Class A (a)	17,923	304,691
Air Freight & Logistics Total		304,691
Commercial Services & Supplies — 4.6%
Brink’s Co.	13,740	363,560
Clean Harbors, Inc. (a)	1,700	81,600
Geo Group, Inc. (a)	18,999	251,737
Mobile Mini, Inc. (a)	28,108	323,804
Rollins, Inc.	5,360	91,924
Sykes Enterprises, Inc. (a)	5,700	94,791
Waste Connections, Inc. (a)	18,390	472,623
Commercial Services & Supplies Total		1,680,039
Construction & Engineering — 1.4%
EMCOR Group, Inc. (a)	18,071	310,279
Granite Construction, Inc.	4,975	186,463
Construction & Engineering Total		496,742

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 2.2%
AZZ, Inc. (a)	6,680	176,285
Energy Conversion Devices, Inc. (a)	5,917	78,519
II-VI, Inc. (a)	15,455	265,517
Regal-Beloit Corp.	9,450	289,548
Electrical Equipment Total		809,869
Machinery — 2.4%
Badger Meter, Inc.	6,790	196,163
ESCO Technologies, Inc. (a)	1,970	76,239
Kaydon Corp.	4,280	116,973
Nordson Corp.	4,596	130,664
Wabtec Corp.	12,942	341,410
Machinery Total		861,449
Marine — 0.3%
Genco Shipping & Trading Ltd.	8,210	101,311
Marine Total		101,311
Professional Services — 2.2%
Exponent, Inc. (a)	8,260	209,226
Huron Consulting Group, Inc. (a)	6,434	272,995
IHS, Inc., Class A (a)	5,864	241,479
Watson Wyatt Worldwide, Inc., Class A	1,340	66,156
Professional Services Total		789,856
Road & Rail — 0.5%
Old Dominion Freight Line, Inc. (a)	8,140	191,209
Road & Rail Total		191,209
Trading Companies & Distributors — 0.8%
Beacon Roofing Supply, Inc. (a)	21,280	284,939
Trading Companies & Distributors Total		284,939
INDUSTRIALS TOTAL		6,275,464
INFORMATION TECHNOLOGY — 23.7%
Communications Equipment — 3.6%
Arris Group, Inc. (a)	34,825	256,660
Comtech Telecommunications Corp. (a)	7,160	177,353
Digi International, Inc. (a)	17,007	130,444
Polycom, Inc. (a)	29,979	461,377
Riverbed Technology, Inc. (a)	20,961	274,170
Communications Equipment Total		1,300,004

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 1.1%
Brightpoint, Inc. (a)	79,450	340,046
TTM Technologies, Inc. (a)	12,510	72,558
Electronic Equipment, Instruments & Components Total		412,604
Internet Software & Services — 4.9%
comScore, Inc. (a)	21,700	262,353
Digital River, Inc. (a)	12,870	383,783
Equinix, Inc. (a)	7,104	398,890
Sohu.com, Inc. (a)	4,940	204,071
Switch & Data Facilities Co., Inc. (a)	30,980	271,695
Websense, Inc. (a)	22,152	265,824
Internet Software & Services Total		1,786,616
IT Services — 2.6%
CACI International, Inc., Class A (a)	8,755	319,470
Cybersource Corp. (a)	8,660	128,255
Syntel, Inc.	6,310	129,860
TeleTech Holdings, Inc. (a)	34,845	379,462
IT Services Total		957,047
Semiconductors & Semiconductor Equipment — 5.2%
Cabot Microelectronics Corp. (a)	8,860	212,906
Cavium Networks, Inc. (a)	18,130	209,220
Hittite Microwave Corp. (a)	8,340	260,208
Microsemi Corp. (a)	23,212	269,259
MKS Instruments, Inc. (a)	11,150	163,570
Monolithic Power Systems, Inc. (a)	23,258	360,499
Skyworks Solutions, Inc. (a)	49,010	395,021
Semiconductors & Semiconductor Equipment Total		1,870,683
Software — 6.3%
ANSYS, Inc. (a)	11,536	289,554
Concur Technologies, Inc. (a)	9,284	178,160
EPIQ Systems, Inc. (a)	11,708	211,095
Informatica Corp. (a)	20,818	276,047
Micros Systems, Inc. (a)	8,620	161,625
Net 1 UEPS Technologies, Inc. (a)	22,694	345,176
Solera Holdings, Inc. (a)	6,530	161,813
Sybase, Inc. (a)	13,960	422,848

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
Wind River Systems, Inc. (a)	35,100	224,640
Software Total		2,270,958
INFORMATION TECHNOLOGY TOTAL		8,597,912
MATERIALS — 2.6%
Chemicals — 1.4%
Calgon Carbon Corp. (a)	5,630	79,777
Koppers Holdings, Inc.	11,123	161,506
NewMarket Corp.	5,110	226,373
Solutia, Inc. (a)	24,860	46,488
Chemicals Total		514,144
Containers & Packaging — 0.7%
Greif, Inc., Class A	7,606	253,204
Containers & Packaging Total		253,204
Metals & Mining — 0.5%
Compass Minerals International, Inc.	2,800	157,836
Metals & Mining Total		157,836
MATERIALS TOTAL		925,184
TELECOMMUNICATION SERVICES — 1.4%
Diversified Telecommunication Services — 0.4%
tw telecom, Inc. (a)	15,805	138,294
Diversified Telecommunication Services Total		138,294
Wireless Telecommunication Services — 1.0%
Syniverse Holdings, Inc. (a)	22,793	359,217
Wireless Telecommunication Services Total		359,217
TELECOMMUNICATION SERVICES TOTAL		497,511
UTILITIES — 0.9%
Electric Utilities — 0.9%
ITC Holdings Corp.	7,104	309,876
Electric Utilities Total		309,876
UTILITIES TOTAL		309,876

Total Common Stocks (cost of $47,406,878)		35,756,674
Investment Company — 0.4%
iShares Russell 2000 Growth Index Fund	3,140	144,377

Total Investment Company (cost of $140,043)		144,377

7

	Par ($)	Value ($)
Short-Term Obligation — 1.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09, at 0.100%, collateralized by a U.S. Government Obligation maturing 11/15/24, market value of $619,164 (repurchase proceeds $607,002)	607,000	607,000

Total Short-Term Obligation (cost of $607,000)		607,000

Total Investments — 100.8% (cost of $48,153,921)(b)(c)		36,508,051

Other Assets & Liabilities, Net — (0.8)%		(305,204)

Net Assets — 100.0%		36,202,847

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

8

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$35,901,051	$—
	Level 2 – Other Significant Observable Inputs	607,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$36,508,051	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $48,153,921.
(c)	Unrealized appreciation and depreciation at March 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,789,563	$(13,435,433)	$(11,645,870)

Acronym	Name
ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

March 31, 2009 (Unaudited)	Columbia Strategic Income Fund, Variable Series

		Par (a)		Value ($)*
Government & Agency Obligations — 51.1%
FOREIGN GOVERNMENT OBLIGATIONS — 30.7%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09	EUR	250,000	341,616
Banco Nacional de Desenvolvimento Economico e Social
	6.369% 06/16/18(b)		150,000	142,688
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	510,000	671,820
European Investment Bank
	0.400% 09/21/11(c)	JPY	87,000,000	862,585
	1.250% 09/20/12	JPY	30,000,000	302,693
	1.400% 06/20/17	JPY	52,700,000	519,740
	5.500% 12/07/11	GBP	380,000	589,178
Federal Republic of Brazil
	7.375% 02/03/15	EUR	260,000	366,680
	8.750% 02/04/25		365,000	416,100
	11.000% 08/17/40		410,000	520,700
	12.500% 01/05/16	BRL	250,000	113,159
Federal Republic of Germany
	5.000% 07/04/12	EUR	555,000	810,380
	6.000% 06/20/16	EUR	510,000	813,808
Government of Canada
	4.000% 06/01/16	CAD	330,000	292,629
	4.500% 06/01/15	CAD	337,000	306,390
	8.000% 06/01/23	CAD	335,000	405,002
	10.250% 03/15/14	CAD	135,000	150,083
Instituto de Credito Oficial
	0.800% 09/28/09	JPY	65,000,000	657,053
International Finance Corp.
	7.500% 02/28/13	AUD	390,000	299,334
Japan Finance Organization for Municipal Enterprises
	1.900% 06/22/18	JPY	50,000,000	512,695
Kingdom of Norway
	4.250% 05/19/17	NOK	3,670,000	570,851
	6.000% 05/16/11	NOK	5,220,000	838,322
Kingdom of Sweden
	6.750% 05/05/14	SEK	4,920,000	727,220
Pemex Project Funding Master Trust
	5.750% 03/01/18		230,000	192,050
Province of British Columbia
	5.700% 06/18/29	CAD	200,000	173,203

1

		Par (a)		Value ($)*
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
	9.500% 01/09/12	CAD	450,000	429,963
Queensland Treasury Corp.
	6.500% 04/16/12	AUD	395,000	293,084
Republic of Colombia
	8.125% 05/21/24		245,000	246,225
	9.750% 04/09/11		279,390	298,948
Republic of France
	3.750% 04/25/17	EUR	750,000	1,025,377
	4.000% 04/25/13	EUR	295,000	415,583
	4.750% 10/25/12	EUR	275,000	396,110
	5.500% 04/25/29	EUR	250,000	388,250
Republic of Panama
	8.875% 09/30/27		645,000	690,150
Republic of Peru
	7.350% 07/21/25		320,000	321,600
	9.875% 02/06/15		450,000	531,000
Republic of Poland
	5.750% 03/24/10	PLN	2,345,000	679,459
Republic of South Africa
	6.500% 06/02/14		150,000	150,000
	13.000% 08/31/09	ZAR	535,000	57,696
	13.000% 08/31/10	ZAR	125,000	14,255
	13.000% 08/31/10	ZAR	535,000	60,979
	13.000% 08/31/11	ZAR	535,000	64,329
Russian Federation
	7.500% 03/31/30		926,100	873,247
	12.750% 06/24/28		250,000	331,363
United Kingdom Treasury
	5.000% 09/07/14	GBP	80,000	130,210
	5.000% 03/07/25	GBP	235,000	380,890
	9.000% 07/12/11	GBP	315,000	530,757
United Mexican States
	6.050% 01/11/40		240,000	205,200
	8.375% 01/14/11		395,000	433,117
	11.375% 09/15/16		580,000	759,800
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				21,303,571

2

		Par (a)		Value ($)*
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — 20.4%
U.S. Treasury Bonds
	7.500% 11/15/24(d)		1,310,000	1,972,573
	8.750% 05/15/17(d)		3,741,000	5,396,393
	12.500% 08/15/14		3,655,000	3,809,482
U.S. Treasury Notes
	5.000% 02/15/11		2,750,000	2,969,571
	U.S. GOVERNMENT OBLIGATIONS TOTAL			14,148,019

	Total Government & Agency Obligations (cost of $35,877,569)			35,451,590
Corporate Fixed-Income Bonds & Notes — 35.9%
BASIC MATERIALS — 2.3%
Chemicals — 0.6%
Agricultural Chemicals — 0.3%
Mosaic Co.
	7.625% 12/01/16(b)		90,000	88,200
Terra Capital, Inc.
	7.000% 02/01/17		90,000	82,800
Agricultural Chemicals Total				171,000
Chemicals-Diversified — 0.3%
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	90,000	37,068
	7.875% 11/15/14		115,000	47,150
Ineos Group Holdings PLC
	8.500% 02/15/16(b)		180,000	10,350
NOVA Chemicals Corp.
	6.500% 01/15/12		130,000	113,100
Chemicals-Diversified Total				207,668
Chemicals-Specialty — 0.0%
Chemtura Corp.
	6.875% 06/01/16(e)		70,000	31,500
Chemicals-Specialty Total				31,500
Chemicals Total				410,168
Forest Products & Paper — 0.4%
Paper & Related Products — 0.4%
Cascades, Inc.
	7.250% 02/15/13		75,000	41,812
Domtar Corp.
	7.125% 08/15/15		65,000	43,550
Georgia-Pacific Corp.
	8.000% 01/15/24		195,000	155,025
NewPage Corp.
	10.000% 05/01/12		65,000	22,587

3

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Forest Products & Paper — (continued)
Paper & Related Products — (continued)
Westvaco Corp.
	8.200% 01/15/30	10,000	7,884
Paper & Related Products Total			270,858
Forest Products & Paper Total			270,858
Iron/Steel — 0.5%
Steel-Producers — 0.5%
Nucor Corp.
	5.000% 06/01/13	40,000	41,861
Russel Metals, Inc.
	6.375% 03/01/14	65,000	52,325
Steel Dynamics, Inc.
	7.750% 04/15/16(b)	180,000	123,300
United States Steel Corp.
	7.000% 02/01/18	185,000	126,247
Steel-Producers Total			343,733
Iron/Steel Total			343,733
Metals & Mining — 0.8%
Diversified Minerals — 0.2%
FMG Finance Ltd.
	10.625% 09/01/16(b)	180,000	151,200
Diversified Minerals Total			151,200
Metal-Diversified — 0.6%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	415,000	388,025
Metal-Diversified Total			388,025
Mining Services — 0.0%
Noranda Aluminium Holding Corp.
	PIK,
	8.345% 11/15/14(c)	145,000	29,725
Mining Services Total			29,725
Metals & Mining Total			568,950
BASIC MATERIALS TOTAL			1,593,709
COMMUNICATIONS — 6.8%
Media — 1.9%
Cable TV — 1.5%
Cablevision Systems Corp.
	8.000% 04/15/12	95,000	92,388

4

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Cable TV — (continued)
Charter Communications Holdings II LLC
	10.250% 09/15/10(f)	130,000	117,000
Charter Communications Operating LLC / Charter Communications Operating Capital
	8.375% 04/30/14(b)(f)	60,000	52,800
	10.875% 09/15/14(b)(f)	55,000	53,350
Comcast Corp.
	6.950% 08/15/37	70,000	65,185
CSC Holdings, Inc.
	7.625% 04/01/11	115,000	114,137
	8.625% 02/15/19(b)	45,000	43,313
DirecTV Holdings LLC
	6.375% 06/15/15	225,000	212,062
EchoStar DBS Corp.
	6.625% 10/01/14	250,000	223,750
Time Warner Cable, Inc.
	7.300% 07/01/38	45,000	40,661
Cable TV Total			1,014,646
Multimedia — 0.2%
Quebecor Media, Inc.
	7.750% 03/15/16	90,000	68,400
Time Warner, Inc.
	6.875% 05/01/12	75,000	76,335
Multimedia Total			144,735
Publishing-Books — 0.2%
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	220,000	112,750
Publishing-Books Total			112,750
Publishing-Periodicals — 0.0%
R.H. Donnelley Corp.
	8.875% 10/15/17	185,000	10,175
Publishing-Periodicals Total			10,175
Radio — 0.0%
CMP Susquehanna Corp.
	1.000% 05/15/14	12,000	5,400
Radio Total			5,400

5

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Television — 0.0%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	100,000	10,000
Television Total			10,000
Media Total			1,297,706
Telecommunication Services — 4.9%
Cellular Telecommunications — 1.5%
Cricket Communications, Inc.
	9.375% 11/01/14	185,000	176,213
Digicel Group Ltd.
	8.875% 01/15/15(b)	260,000	167,700
MetroPCS Wireless, Inc.
	9.250% 11/01/14	190,000	184,300
Nextel Communications, Inc.
	7.375% 08/01/15	200,000	106,000
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)	100,000	64,000
Verizon Wireless Capital LLC
	5.550% 02/01/14(b)	120,000	120,100
	8.500% 11/15/18(b)	30,000	34,270
Wind Acquisition Financial SA
	PIK,
	8.393% 12/21/11(c)(g)	328,473	229,931
Cellular Telecommunications Total			1,082,514
Networking Products — 0.1%
Cisco Systems, Inc.
	5.900% 02/15/39	40,000	36,752
Networking Products Total			36,752
Satellite Telecommunications — 0.9%
Inmarsat Finance II PLC
	10.375% 11/15/12	255,000	261,375
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	370,000	358,900
Satellite Telecommunications Total			620,275
Telecommunication Equipment — 0.1%
Lucent Technologies, Inc.
	6.450% 03/15/29	235,000	89,300
Telecommunication Equipment Total			89,300

6

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 0.6%
Hellas Telecommunications Luxembourg II
	6.844% 01/15/15(b)(c)	75,000		12,375
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	EUR	115,000	127,579
Syniverse Technologies, Inc.
	7.750% 08/15/13	95,000		79,800
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	115,000		110,975
West Corp.
	11.000% 10/15/16	160,000		106,400
Telecommunication Services Total				437,129
Telephone-Integrated — 1.6%
AT&T, Inc.
	4.950% 01/15/13	65,000		65,940
Citizens Communications Co.
	7.875% 01/15/27	190,000		128,250
Qwest Communications International, Inc.
	7.500% 02/15/14	240,000		207,600
Qwest Corp.
	7.500% 10/01/14	75,000		68,250
	7.500% 06/15/23	195,000		147,225
Telefonica Emisiones SAU
	6.421% 06/20/16	75,000		77,545
Virgin Media Finance PLC
	8.750% 04/15/14	125,000		146,976
Windstream Corp.
	8.625% 08/01/16	260,000		255,450
Telephone-Integrated Total				1,097,236
Wireless Equipment — 0.1%
Crown Castle International Corp.
	9.000% 01/15/15	70,000		70,175
Wireless Equipment Total				70,175
Telecommunication Services Total				3,433,381
COMMUNICATIONS TOTAL				4,731,087
CONSUMER CYCLICAL — 3.6%
Apparel — 0.2%
Apparel Manufacturers — 0.2%
Levi Strauss & Co.
	9.750% 01/15/15	155,000		133,300
Apparel Manufacturers Total				133,300
Apparel Total				133,300

7

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Manufacturers — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.
	7.450% 07/16/31	220,000		69,850
General Motors Corp.
	7.200% 01/15/11	90,000		14,400
	8.375% 07/15/33	290,000		34,800
Auto-Cars/Light Trucks Total				119,050
Auto Manufacturers Total				119,050
Auto Parts & Equipment — 0.3%
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc.
	7.000% 12/15/12	30,000		3,600
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15	EUR	150,000	19,929
TRW Automotive, Inc.
	7.000% 03/15/14(b)	85,000		35,700
Auto/Truck Parts & Equipment-Original Total				59,229
Auto/Truck Parts & Equipment-Replacement — 0.0%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	115,000		25,300
Auto/Truck Parts & Equipment-Replacement Total				25,300
Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	49,000		40,670
	9.000% 07/01/15	114,000		87,780
Rubber-Tires Total				128,450
Auto Parts & Equipment Total				212,979
Entertainment — 0.2%
Music — 0.2%
WMG Acquisition Corp.
	7.375% 04/15/14	135,000		92,812
WMG Holdings Corp.
	(i) 12/15/14 (9.500% 12/15/09)	110,000		39,600
Music Total				132,412

8

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Entertainment — (continued)
Resorts/Theme Parks — 0.0%
Six Flags, Inc.
	9.625% 06/01/14	95,000	8,550
Resorts/Theme Parks Total			8,550
Entertainment Total			140,962
Home Builders — 0.4%
Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.
	5.625% 09/15/14	115,000	90,275
	5.625% 01/15/16	55,000	41,800
KB Home
	5.875% 01/15/15	170,000	131,665
Building-Residential/Commercial Total			263,740
Home Builders Total			263,740
Leisure Time — 0.1%
Recreational Centers — 0.1%
Town Sports International, Inc.
	11.000%(i) 02/01/14	146,000	75,920
Recreational Centers Total			75,920
Leisure Time Total			75,920
Lodging — 0.8%
Casino Hotels — 0.4%
Boyd Gaming Corp.
	6.750% 04/15/14	125,000	72,500
Harrah’s Operating Co., Inc.
	10.000% 12/15/18(b)	29,000	8,700
	10.750% 02/01/16	128,000	24,320
Jacobs Entertainment, Inc.
	9.750% 06/15/14	120,000	71,100
Majestic Star LLC
	9.750% 01/15/11(e)	175,000	12,250
MGM Mirage
	7.500% 06/01/16	275,000	96,250
Snoqualmie Entertainment Authority
	5.384% 02/01/14(b)(c)	30,000	7,500
	9.125% 02/01/15(b)	100,000	26,000
Casino Hotels Total			318,620
Gambling (Non-Hotel) — 0.3%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)	230,000	39,100

9

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — (continued)
Gambling (Non-Hotel) — (continued)
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	195,000	152,205
Gambling (Non-Hotel) Total			191,305
Hotels & Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	90,000	59,400
Hotels & Motels Total			59,400
Lodging Total			569,325
Retail — 1.3%
Retail-Apparel/Shoe — 0.2%
Hanesbrands, Inc.
	5.698% 12/15/14(c)	95,000	63,175
Phillips-Van Heusen Corp.
	7.250% 02/15/11	50,000	48,125
	8.125% 05/01/13	60,000	57,000
Retail-Apparel/Shoe Total			168,300
Retail-Computer Equipment — 0.1%
GameStop Corp. / GameStop, Inc.
	8.000% 10/01/12	90,000	90,900
Retail-Computer Equipment Total			90,900
Retail-Discount — 0.2%
Dollar General Corp.
	PIK,
	11.875% 07/15/17	170,000	167,025
Retail-Discount Total			167,025
Retail-Drug Stores — 0.1%
Rite Aid Corp.
	9.500% 06/15/17	215,000	49,450
Retail-Drug Stores Total			49,450
Retail-Hypermarkets — 0.1%
New Albertsons, Inc.
	8.000% 05/01/31	105,000	85,838
Retail-Hypermarkets Total			85,838
Retail-Propane Distributors — 0.5%
AmeriGas Partners LP
	7.125% 05/20/16	140,000	131,600
	7.250% 05/20/15	55,000	51,700
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	45,000	42,750
	8.750% 03/01/15(b)	85,000	82,025
Retail-Propane Distributors Total			308,075

10

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Retail-Restaurants — 0.1%
McDonald’s Corp.
	5.700% 02/01/39	50,000	48,461
Retail-Restaurants Total			48,461
Retail Total			918,049
Textiles — 0.1%
Textile-Products — 0.1%
INVISTA
	9.250% 05/01/12(b)	75,000	67,125
Textile-Products Total			67,125
Textiles Total			67,125
CONSUMER CYCLICAL TOTAL			2,500,450
CONSUMER NON-CYCLICAL — 5.7%
Agriculture — 0.2%
Tobacco — 0.2%
Reynolds American, Inc.
	7.625% 06/01/16	140,000	123,950
Tobacco Total			123,950
Agriculture Total			123,950
Beverages — 0.4%
Beverages-Non-Alcoholic — 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	95,000	53,675
PepsiCo, Inc.
	7.900% 11/01/18	50,000	61,433
Beverages-Non-Alcoholic Total			115,108
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc.
	8.125% 01/15/12	135,000	135,000
Beverages-Wine/Spirits Total			135,000
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
	7.750% 01/15/19(b)	50,000	49,855
Brewery Total			49,855
Beverages Total			299,963

11

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Biotechnology — 0.2%
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	140,000	134,400
Medical-Biomedical/Gene Total			134,400
Biotechnology Total			134,400
Commercial Services — 1.4%
Commercial Services — 0.4%
ARAMARK Corp.
	8.500% 02/01/15	150,000	138,000
Iron Mountain, Inc.
	8.000% 06/15/20	140,000	130,200
Commercial Services Total			268,200
Commercial Services-Finance — 0.0%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	115,000	28,750
Commercial Services-Finance Total			28,750
Funeral Services & Related Items — 0.2%
Service Corp. International
	6.750% 04/01/16	80,000	69,600
	7.375% 10/01/14	55,000	51,150
Funeral Services & Related Items Total			120,750
Private Corrections — 0.4%
Corrections Corp. of America
	6.250% 03/15/13	125,000	119,688
GEO Group, Inc.
	8.250% 07/15/13	200,000	185,500
Private Corrections Total			305,188
Rental Auto/Equipment — 0.4%
Ashtead Holdings PLC
	8.625% 08/01/15(b)	130,000	74,100
Rental Service Corp.
	9.500% 12/01/14	95,000	46,550
United Rentals North America, Inc.
	6.500% 02/15/12	160,000	128,000
Rental Auto/Equipment Total			248,650
Commercial Services Total			971,538

12

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — 0.9%
Food-Dairy Products — 0.2%
Dean Foods Co.
	7.000% 06/01/16	135,000	128,250
Food-Dairy Products Total			128,250
Food-Meat Products — 0.1%
Tyson Foods, Inc.
	10.500% 03/01/14(b)	85,000	86,700
Food-Meat Products Total			86,700
Food-Miscellaneous/Diversified — 0.5%
Campbell Soup Co.
	4.500% 02/15/19	30,000	29,902
ConAgra Foods, Inc.
	7.000% 10/01/28	45,000	43,517
Del Monte Corp.
	6.750% 02/15/15	70,000	65,800
Pinnacle Foods Finance LLC
	9.250% 04/01/15	180,000	143,100
Reddy Ice Holdings, Inc.
	10.500% 11/01/12	150,000	72,000
Food-Miscellaneous/Diversified Total			354,319
Food-Retail — 0.1%
Kroger Co.
	8.000% 09/15/29	20,000	21,496
Food-Retail Total			21,496
Food Total			590,765
Healthcare Products — 0.4%
		Units
Medical Products — 0.4%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	355,000	299,975
Medical Products Total			299,975
Healthcare Products Total			299,975
Healthcare Services — 1.3%
Dialysis Centers — 0.1%
DaVita, Inc.
	7.250% 03/15/15	95,000	91,319
Dialysis Centers Total			91,319
Medical-HMO — 0.1%
WellPoint, Inc.
	7.000% 02/15/19	40,000	40,021
Medical-HMO Total			40,021

13

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — (continued)
Medical-Hospitals — 0.8%
HCA, Inc.
	9.250% 11/15/16	140,000	127,400
	PIK,
	9.625% 11/15/16	570,000	454,575
Medical-Hospitals Total			581,975
Physical Therapy/Rehab Centers — 0.1%
Healthsouth Corp.
	10.750% 06/15/16	70,000	68,600
Physical Therapy/Rehab Centers Total			68,600
Physician Practice Management — 0.2%
U.S. Oncology Holdings, Inc.
	PIK,
	6.904% 03/15/12	106,000	63,600
US Oncology, Inc.
	9.000% 08/15/12	65,000	63,050
Physician Practice Management Total			126,650
Healthcare Services Total			908,565
Household Products/Wares — 0.2%
Consumer Products-Miscellaneous — 0.2%
American Greetings Corp.
	7.375% 06/01/16	110,000	53,900
Jostens IH Corp.
	7.625% 10/01/12	100,000	94,750
Consumer Products-Miscellaneous Total			148,650
Household Products/Wares Total			148,650
Pharmaceuticals — 0.7%
Medical-Drugs — 0.5%
Elan Finance PLC
	5.234% 11/15/11(c)	35,000	28,700
	8.875% 12/01/13	130,000	104,000
Novartis Securities Investment Ltd.
	5.125% 02/10/19	50,000	50,766
Warner Chilcott Corp.
	8.750% 02/01/15	166,000	159,360
Medical-Drugs Total			342,826

14

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — (continued)
Pharmacy Services — 0.2%
Omnicare, Inc.
	6.750% 12/15/13	135,000	122,513
Pharmacy Services Total			122,513
Pharmaceuticals Total			465,339
CONSUMER NON-CYCLICALTOTAL			3,943,145
ENERGY — 6.7%
Coal — 0.5%
Coal — 0.5%
Arch Western Finance LLC
	6.750% 07/01/13	145,000	132,675
Massey Energy Co.
	6.875% 12/15/13	230,000	200,100
Coal Total			332,775
Coal Total			332,775
Oil & Gas — 4.3%
Oil & Gas Drilling — 0.1%
Pride International, Inc.
	7.375% 07/15/14	35,000	34,475
Oil & Gas Drilling Total			34,475
Oil Companies-Exploration & Production — 3.5%
Chesapeake Energy Corp.
	6.375% 06/15/15	270,000	227,475
	9.500% 02/15/15	30,000	29,175
Cimarex Energy Co.
	7.125% 05/01/17	115,000	92,575
Compton Petroleum Corp.
	7.625% 12/01/13	125,000	39,375
Forest Oil Corp.
	8.500% 02/15/14(b)	100,000	92,750
KCS Energy, Inc.
	7.125% 04/01/12	50,000	45,250
Newfield Exploration Co.
	6.625% 04/15/16	205,000	183,475
Nexen, Inc.
	5.875% 03/10/35	40,000	26,465
OPTI Canada, Inc.
	8.250% 12/15/14	185,000	82,788
Pemex Finance Ltd.
	9.150% 11/15/18	310,000	360,506
	10.610% 08/15/17	215,000	242,686

15

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	200,000	176,000
Pioneer Natural Resources Co.
	5.875% 07/15/16	115,000	84,856
Quicksilver Resources, Inc.
	7.125% 04/01/16	245,000	116,375
Range Resources Corp.
	7.500% 05/15/16	145,000	133,762
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	335,000	316,196
Southwestern Energy Co.
	7.500% 02/01/18(b)	215,000	207,475
Oil Companies-Exploration & Production Total			2,457,184
Oil Company-Integrated — 0.0%
Marathon Oil Corp.
	7.500% 02/15/19	20,000	20,150
Oil Company-Integrated Total			20,150
Oil Refining & Marketing — 0.4%
Frontier Oil Corp.
	8.500% 09/15/16	80,000	78,800
Tesoro Corp.
	6.625% 11/01/15	120,000	94,800
United Refining Co.
	10.500% 08/15/12	85,000	49,300
Valero Energy Corp.
	6.625% 06/15/37	40,000	28,275
Oil Refining & Marketing Total			251,175
Oil-Field Services — 0.3%
Gazprom International SA
	7.201% 02/01/20	206,540	181,755
Oil-Field Services Total			181,755
Oil & Gas Total			2,944,739
Oil & Gas Services — 0.2%
Oil-Field Services — 0.1%
Halliburton Co.
	5.900% 09/15/18	40,000	41,195
Smith International, Inc.
	9.750% 03/15/19	15,000	15,669

16

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas Services — (continued)
Oil-Field Services — (continued)
Weatherford International Ltd.
	5.150% 03/15/13	45,000	41,869
Oil-Field Services Total			98,733
Seismic Data Collection — 0.1%
Seitel, Inc.
	9.750% 02/15/14	95,000	42,037
Total Seismic Data Collection			42,037
Oil & Gas Services Total			140,770
Oil, Gas & Consumable Fuels — 0.7%
Oil Companies-Exploration & Production — 0.3%
Pemex Project Funding Master Trust
	2.620% 06/15/10(c)	200,000	192,000
Oil Companies-Exploration & Production Total			192,000
Oil Company-Integrated — 0.4%
Petrobras International Finance Co.
	6.125% 10/06/16	300,000	300,000
Oil Company-Integrated Total			300,000
Oil, Gas & Consumable Fuels Total			492,000
Pipelines — 1.0%
Pipelines — 1.0%
Atlas Pipeline Partners LP
	8.125% 12/15/15	110,000	62,700
El Paso Corp.
	6.875% 06/15/14	140,000	124,701
	7.250% 06/01/18	55,000	46,750
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	30,000	25,671
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	155,000	130,200
MarkWest Energy Partners LP
	6.875% 11/01/14	105,000	74,025
	8.500% 07/15/16	15,000	10,725
Plains All American Pipeline LP
	6.500% 05/01/18	80,000	69,146
TransCanada Pipelines Ltd.
	6.350% 05/15/67	50,000	28,500
	7.625% 01/15/39	25,000	24,720

17

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
Pipelines — (continued)
Williams Companies, Inc.
	7.625% 07/15/19	50,000	46,750
	7.875% 09/01/21	40,000	37,000
	8.125% 03/15/12	35,000	35,525
Pipelines Total			716,413
Pipelines Total			716,413
ENERGY TOTAL			4,626,697
FINANCIALS — 3.1%
Banks — 0.7%
Commercial Banks-Non US — 0.1%
ANZ National International Ltd.
	6.200% 07/19/13(b)	100,000	96,427
Commercial Banks-Non US Total			96,427
Fiduciary Banks — 0.0%
Northern Trust Corp.
	5.500% 08/15/13	30,000	31,398
Fiduciary Banks Total			31,398
Money Center Banks — 0.2%
Deutsche Bank AG
	4.875% 05/20/13	120,000	117,703
Money Center Banks Total			117,703
Special Purpose Entity — 0.1%
Goldman Sachs Capital II
	5.793% 12/29/49(c)	100,000	41,634
Special Purpose Entity Total			41,634
Super-Regional Banks-US — 0.3%
Capital One Financial Corp.
	5.700% 09/15/11	65,000	58,525
JPMorgan Chase Capital XX
	6.550% 09/29/36	50,000	32,101
Keycorp
	6.500% 05/14/13	100,000	97,583
Wachovia Capital Trust III
	5.800% 03/15/42(c)	25,000	9,000
Super-Regional Banks-US Total			197,209
Banks Total			484,371

18

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 1.4%
Diversified Financial Services — 0.2%
Citigroup, Inc.
	6.500% 08/19/13	120,000		110,270
General Electric Capital Corp.
	6.875% 01/10/39	40,000		32,623
Goldman Sachs Group, Inc.
	6.250% 09/01/17	35,000		32,434
	6.750% 10/01/37	5,000		3,382
Diversified Financial Services Total				178,709
Finance-Auto Loans — 0.6%
Ford Motor Credit Co.
	7.800% 06/01/12	210,000		142,322
	8.000% 12/15/16	80,000		52,579
GMAC LLC
	6.875% 09/15/11(b)	183,000		130,043
	8.000% 11/01/31(b)	256,000		123,177
Finance-Auto Loans Total				448,121
Finance-Consumer Loans — 0.5%
SLM Corp.
	6.500% 06/15/10	NZD	725,000	326,707
Finance-Consumer Loans Total				326,707
Investment Management/Advisor Service — 0.1%
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	130,000		36,400
Investment Management/Advisor Service Total				36,400
Diversified Financial Services Total				989,937
Insurance — 0.9%
Insurance Brokers — 0.2%
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	145,000		68,875
USI Holdings Corp.
	9.750% 05/15/15(b)	95,000		42,750
Insurance Brokers Total				111,625
Life/Health Insurance — 0.3%
New York Life Global Funding
	4.650% 05/09/13(b)	145,000		141,198
Principal Life Income Funding Trusts
	5.300% 04/24/13	40,000		36,748
Life/Health Insurance Total				177,946

19

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — (continued)
Multi-Line Insurance — 0.1%
Metropolitan Life Global Funding I
	5.125% 04/10/13(b)	100,000	91,329
Multi-Line Insurance Total			91,329
Property/Casualty Insurance — 0.3%
Asurion Corp.
	7.033% 07/02/15(h)	115,000	88,470
Crum & Forster Holdings Corp.
	7.750% 05/01/17	150,000	117,000
Property/Casualty Insurance Total			205,470
Insurance Total			586,370
Real Estate Investment Trusts (REITs) — 0.1%
REITS-Hotels — 0.1%
Host Marriott Corp.
	6.750% 06/01/16	115,000	83,950
REITS-Hotels Total			83,950
Real Estate Investment Trusts (REITs) Total			83,950
FINANCIALS TOTAL			2,144,628
HEALTH CARE — 0.4%
Health Care Services — 0.4%
Community Health Systems, Inc.
	8.875% 07/15/15	265,000	250,425
Health Care Services Total			250,425
HEALTH CARE TOTAL			250,425
INDUSTRIALS — 4.0%
Aerospace & Defense — 0.5%
Aerospace/Defense — 0.1%
Boeing Co.
	6.000% 03/15/19	40,000	41,083
Aerospace/Defense Total			41,083
Aerospace/Defense-Equipment — 0.3%
BE Aerospace, Inc.
	8.500% 07/01/18	160,000	133,400
Moog, Inc.
	7.250% 06/15/18(b)	45,000	41,512

20

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
Aerospace/Defense-Equipment — (continued)
Sequa Corp.
	11.750% 12/01/15(b)	165,000	24,750
Aerospace/Defense-Equipment Total			199,662
Electronics-Military — 0.1%
L-3 Communications Corp.
	6.375% 10/15/15	135,000	127,238
Electronics-Military Total			127,238
Aerospace & Defense Total			367,983
Electrical Components & Equipment — 0.3%
Wire & Cable Products — 0.3%
Belden, Inc.
	7.000% 03/15/17	100,000	82,000
General Cable Corp.
	3.810% 04/01/15(c)	75,000	53,063
	7.125% 04/01/17	105,000	86,100
Wire & Cable Products Total			221,163
Electrical Components & Equipment Total			221,163
Electronics — 0.2%
Electronic Components-Miscellaneous — 0.2%
Flextronics International Ltd.
	6.250% 11/15/14(g)(h)	150,000	126,750
Electronic Components-Miscellaneous Total			126,750
Electronics Total			126,750
Engineering & Construction — 0.1%
Building & Construction-Miscellaneous — 0.1%
Esco Corp.
	8.625% 12/15/13(b)	95,000	72,200
Building & Construction-Miscellaneous Total			72,200
Engineering & Construction Total			72,200
Environmental Control — 0.3%
Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc.
	7.875% 04/15/13	260,000	258,700
Non-Hazardous Waste Disposal Total			258,700
Environmental Control Total			258,700

21

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery-Construction & Mining — 0.2%
Machinery-Construction & Mining — 0.2%
Terex Corp.
	8.000% 11/15/17	155,000	125,550
Machinery-Construction & Mining Total			125,550
Machinery-Construction & Mining Total			125,550
Machinery-Diversified — 0.2%
Machinery-General Industry — 0.2%
Manitowoc Co., Inc.
	7.125% 11/01/13	145,000	101,500
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	55,000	52,250
Machinery-General Industry Total			153,750
Machinery-Diversified Total			153,750
Miscellaneous Manufacturing — 0.6%
Diversified Manufacturing Operators — 0.4%
Bombardier, Inc.
	6.300% 05/01/14(b)	190,000	133,950
Koppers Holdings, Inc.
	(i) 11/15/14 (9.875% 11/15/14)	100,000	81,500
Trinity Industries, Inc.
	6.500% 03/15/14	95,000	76,950
Diversified Manufacturing Operators Total			292,400
Miscellaneous Manufacturing — 0.2%
American Railcar Industries, Inc.
	7.500% 03/01/14	90,000	62,550
TriMas Corp.
	9.875% 06/15/12	108,000	52,920
Miscellaneous Manufacturer Total			115,470
Miscellaneous Manufacturing Total			407,870
Packaging & Containers — 0.7%
Containers-Metal/Glass — 0.5%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	165,000	165,825
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	120,000	120,600

22

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Packaging & Containers — (continued)
Containers-Metal/Glass — (continued)
Silgan Holdings, Inc.
	6.750% 11/15/13	35,000	32,900
Containers-Metal/Glass Total			319,325
Containers-Paper/Plastic — 0.2%
Berry Plastics Holding Corp.
	8.875% 09/15/14	75,000	42,000
Solo Cup Co.
	8.500% 02/15/14	150,000	109,500
Containers-Paper/Plastic Total			151,500
Packaging & Containers Total			470,825
Transportation — 0.9%
Transportation-Marine — 0.4%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	125,000	71,250
Ship Finance International Ltd.
	8.500% 12/15/13	155,000	105,400
Stena AB
	7.500% 11/01/13	140,000	105,000
Transportation-Marine Total			281,650
Transportation-Railroad — 0.3%
TFM SA de CV
	9.375% 05/01/12	130,000	118,300
Union Pacific Corp.
	5.700% 08/15/18	60,000	57,110
Transportation-Railroad Total			175,410
Transportation-Services — 0.2%
Bristow Group, Inc.
	7.500% 09/15/17	90,000	67,500
PHI, Inc.
	7.125% 04/15/13	135,000	83,194
Transportation-Services Total			150,694
Transportation Total			607,754
TOTAL INDUSTRIALS			2,812,545

23

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — 0.5%
Computers — 0.2%
Computer Services — 0.2%
Sungard Data Systems, Inc.
	9.125% 08/15/13	160,000	139,200
Computer Services Total			139,200
Computers Total			139,200
Semiconductors — 0.2%
Electronic Components-Semiconductors — 0.2%
Amkor Technology, Inc.
	9.250% 06/01/16	85,000	65,450
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	87,614	44,793
Electronic Components-Semiconductors Total			110,243
Semiconductors Total			110,243
Software — 0.1%
Enterprise Software/Services — 0.1%
Oracle Corp.
	6.500% 04/15/38	60,000	59,842
	5.000% 01/15/11	35,000	36,694
Enterprise Software/Services Total			96,536
Software Total			96,536
TECHNOLOGY TOTAL			345,979

		Shares
TELECOMMUNICATION SERVICES — 0.1%
Media — 0.1%
Quebecor Media, Inc.
	7.750% 03/15/16	135,000	102,600
Media Total			102,600
TELECOMMUNICATION SERVICES TOTAL			102,600

		Par (a)
UTILITIES — 2.7%
Electric — 2.6%
Electric-Generation — 0.7%
AES Corp.
	7.750% 03/01/14	165,000	147,675
	8.000% 10/15/17	55,000	47,162
Edison Mission Energy
	7.000% 05/15/17	115,000	83,950
Intergen NV
	9.000% 06/30/17(b)	225,000	203,625
Electric-Generation Total			482,412

24

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Electric-Integrated — 1.2%
CMS Energy Corp.
	6.875% 12/15/15	100,000	92,597
Commonwealth Edison Co.
	4.700% 04/15/15	80,000	73,144
	5.950% 08/15/16	50,000	47,882
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	85,000	83,202
Energy Future Holdings Corp.
	PIK,
	11.250% 11/01/17	305,000	128,863
Ipalco Enterprises, Inc.
	7.250% 04/01/16(b)	105,000	92,925
Kansas City Power & Light Co.
	7.150% 04/01/19	35,000	35,158
Mirant Americas Generation LLC
	8.500% 10/01/21	210,000	155,400
Texas Competitive Electric Holdings Co. LLC
	PIK,
	10.500% 11/01/16	350,000	129,500
Electric-Integrated Total			838,671
Independent Power Producer — 0.7%
Dynegy Holdings, Inc.
	7.125% 05/15/18	285,000	151,050
Mirant North America LLC
	7.375% 12/31/13	40,000	36,200
NRG Energy, Inc.
	7.375% 02/01/16	145,000	134,850
	7.375% 01/15/17	25,000	23,250
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	145,000	114,550
Independent Power Producer Total			459,900
Electric Total			1,780,983
Gas — 0.1%
Gas-Distribution — 0.1%
Atmos Energy Corp.
	8.500% 03/15/19	30,000	30,631
Centerpoint Energy, Inc.
	5.950% 02/01/17	20,000	16,586
	6.500% 05/01/18	30,000	25,107
Gas-Distribution Total			72,324
Gas Total			72,324
TOTAL UTILITIES			1,853,307
	Total Corporate Fixed-Income Bonds & Notes (cost of $32,138,124)		24,904,572

25

		Par (a)	Value ($)
Mortgage-Backed Securities — 7.1%
Federal Home Loan Mortgage Corp.
	8.000% 10/01/26	54,117	59,315
Federal National Mortgage Association
	4.000% 01/01/39	983,004	990,161
	6.000% 02/01/37	797,595	834,523
	6.500% 11/01/36	1,792,332	1,890,333
	5.000% 09/01/37	1,128,906	1,166,389
	Total Mortgage-Backed Securities (cost of $4,787,194)		4,940,721
Asset-Backed Securities — 1.1%
Equity One ABS, Inc.
	4.205% 04/25/34	625,000	457,087
GMAC Mortgage Corp.
	4.865% 09/25/34	520,000	298,432
Total Asset-Backed Securities (cost of $1,140,508)			755,519
Municipal Bonds — 0.5%
CALIFORNIA — 0.4%
CA Cabazon Band Mission Indians
	13.000% 10/01/11	350,000	263,154
CALIFORNIA TOTAL			263,154
VIRGINIA — 0.1%
VA Tobacco Settlement Financing Corp.
		Series 2007 A1,
	6.706% 06/01/46	180,000	88,634
VIRGINIA TOTAL			88,634
	Total Municipal Bonds (cost of $529,982)		351,788

26

		Par ($)	Value ($)
Convertible Bond — 0.1%
COMMUNICATIONS — 0.1%
Telecommunication Services — 0.1%
Telecommunication Services — 0.1%
Virgin Media, Inc.
	6.500% 11/15/16(b)	135,000	72,562
Telecommunication Services Total			72,562
Telecommunication Services Total			72,562

	Total Convertible Bond (cost of $61,767)		72,562

		Shares
Common Stocks — 0.0%
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
	Fairlane Management Corp.(j)(k)(l)	2,000	—
Commercial Services & Supplies Total			—
TOTAL INDUSTRIALS			—

	Total Common Stocks (cost of $—)		—
Preferred Stocks — 0.0%
COMMUNICATIONS — 0.0%
	CMP Susquehanna Radio Holdings Corp.	2,891	29
COMMUNICATIONS TOTAL			29

	Total Preferred Stocks (cost of $29)		29

		Units
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Telecommunication Services — 0.0%
Telecommunication Services — 0.0%
Jazztel PLC	Expires 07/15/10(b)(j)(k)(l)	95	—
Telecommunication Services Total			—
Telecommunication Services Total			—
COMMUNICATIONS TOTAL			—
FINANCIALS — 0.0%
CNB Capital Trust I	Expires 09/03/23(b)(j)(k)(l)	3,304	33
Banks Total			33
FINANCIALS TOTAL			33

	Total Warrants (cost of $221)		33

27

		Shares	Value ($)
Securities Lending Collateral — 10.8%
	State Street Navigator Securities Lending Prime Portfolio (m) (7 day yield of 0.943%)	7,526,253	7,526,253

	Total Securities Lending Collateral (cost of $7,526,253)		7,526,253

		Par ($)
Short-Term Obligations — 2.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09 at 0.100%, collateralized by a U.S. Government Agency Obligation maturing 11/15/24, market value of $1,765,764 (repurchase proceeds $1,729,005) (cost of $1,729,000)	1,729,000	1,729,000

	Total Short-Term Obligations (cost of $1,729,000)		1,729,000

	Total Investments — 109.1% (cost of $82,003,001)(n)(o)		75,732,067

	Obligation to Return Collateral for Securities Loaned — (10.8%)		(7,526,253)

	Other Assets & Liabilities, Net — 1.7%		1,199,692

	Net Assets — 100.0%		69,405,506

28

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

29

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009 in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$21,674,272	$—
Level 2 – Other Significant Observable Inputs	54,052,333	(115,784)
Level 3 – Significant Unobservable Inputs	5,462	—
Total	$75,732,067	$(115,784)

*Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three months ended March 31, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of December 31, 2008	$41,702	$—
Accretion of discounts/amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(27,342)	—
Net purchases	11,031	—
Transfers in and/or out of Level 3	(19,929)	—
Balance as of March 31, 2009	$5,462	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized losses attributable to securities owned at March 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $27,342.

30

(a)	Principal amount is stated in United States dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities, which are not illiquid, except for the following, amounted to $4,287,496, which represents 6.1% of net assets.

Acquisition
	Security	Date	Par/Units	Cost	Value
ACE Cash Express, Inc.
	10.250% 10/01/14	09/27/06	$115,000	$116,050	$28,750
	Jazztel PLC	10/24/01	95	187	—
Local TV Finance LLC; PIK
	9.250% 06/15/15	05/07/07	100,000	100,744	10,000
Orascom Telecom Finance SCA
	7.875% 02/08/14	02/01/07	100,000	100,000	64,000
Seminole Indian Tribe of Florida
	7.804% 10/01/20	10/04/07	195,000	197,938	152,205
$254,955

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2009.
(d)	All or a portion of this security was on loan at March 31, 2009. The total market value of securities on loan at March 31, 2009 is $7,393,950.
(e)	The issuer is in default of certain debt covenants. Income is not being accrued. At March 31, 2009, the value of these securities amounted to $43,750, which represents 0.1% of net assets.
(f)

The issuer is in default of certain debt covenants.  Income is being partially accrued based on the execution of the forbearance agreement with the borrower.  At March 31, 2009, the value of these securities amounted to $223,150, which represents 0.3% of net assets.

(g)	Loan participation agreement.
(h)	Security purchased on a delayed delivery basis.
(i)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(j)	Non-income producing security.
(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $33, which represents 0.0% of net assets.
(l)	Security has no value.
(m)	Investment made with cash collateral received from securities lending activity.
(n)	Cost for federal income tax purposes is $76,264,394.
(o)	Unrealized appreciation and depreciation at March 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation		Net Unrealized Depreciation
	$2,496,158	$(3,028,485)		$(532,327)

Forward foreign currency exchange contracts outstanding on March 31, 2009 are:

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value		Settlement Date	Unrealized Depreciation
JPY		$96,985	$97,640	04/03/09	$(655)

31

Forward foreign currency exchange contracts outstanding on March 31, 2009 are:

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$598,832	$586,219	04/07/09	$(12,613)
CAD	598,832	586,053	04/07/09	(12,779)
CAD	126,908	126,291	04/22/09	(617)
EUR	681,564	644,241	04/07/09	(37,323)
EUR	531,434	501,576	04/07/09	(29,858)
EUR	332,146	313,850	04/07/09	(18,296)
EUR	313,634	308,031	04/23/09	(5,603)
EUR	265,707	259,996	04/23/09	(5,711)
EUR	445,059	435,952	04/23/09	(9,107)
EUR	491,551	503,681	04/29/09	12,130
EUR	398,555	408,750	04/29/09	10,195
GBP	380,253	376,316	04/22/09	(3,937)
GBP	645,714	638,807	04/23/09	(6,907)
GBP	177,930	175,835	04/23/09	(2,095)
JPY	454,620	462,012	04/03/09	7,392
				$ (115,129)

Acronym	Name
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese yen
NOK	Norwegian Krone
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South A frican Rand

32

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Value and Restructuring Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 97.3%
CONSUMER DISCRETIONARY— 4.8%
Household Durables — 2.6%
Black & Decker Corp.	1,700	53,652
Newell Rubbermaid, Inc.	2,275	14,515
Household Durables Total		68,167
Media — 0.2%
CBS Corp., Class B	1,850	7,104
Media Total		7,104
Specialty Retail — 2.0%
TJX Companies, Inc.	2,025	51,921
Specialty Retail Total		51,921
CONSUMER DISCRETIONARY TOTAL		127,192
CONSUMER STAPLES — 7.8%
Food Products — 1.2%
Dean Foods Co. (a)	1,675	30,284
Food Products Total		30,284
Personal Products — 1.6%
Avon Products, Inc.	2,025	38,941
Mead Johnson Nutrition Co., Class A (a)	85	2,454
Personal Products Total		41,395
Tobacco — 5.0%
Lorillard, Inc.	2,150	132,741
Tobacco Total		132,741
CONSUMER STAPLES TOTAL		204,420
ENERGY — 22.8%
Energy Equipment & Services — 0.1%
Hercules Offshore, Inc. (a)	1,650	2,607
Energy Equipment & Services Total		2,607
Oil, Gas & Consumable Fuels — 22.7%
Alpha Natural Resources, Inc. (a)	2,100	37,275
Anadarko Petroleum Corp.	1,400	54,446
ConocoPhillips	1,600	62,656
CONSOL Energy, Inc.	2,525	63,731
Devon Energy Corp.	1,350	60,331
El Paso Corp.	3,300	20,625
Foundation Coal Holdings, Inc.	1,175	16,861
Murphy Oil Corp.	650	29,101
Noble Energy, Inc.	1,200	64,656
PetroHawk Energy Corp. (a)	2,375	45,671

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Petroleo Brasileiro SA, ADR	4,150	126,450
Rosetta Resources, Inc. (a)	1,500	7,425
W&T Offshore, Inc.	1,250	7,688
Oil, Gas & Consumable Fuels Total		596,916
ENERGY TOTAL		599,523
FINANCIALS — 15.6%
Capital Markets — 6.1%
Apollo Investment Corp. (b)	1,750	6,090
Goldman Sachs Group, Inc.	600	63,612
Invesco Ltd.	3,150	43,659
Morgan Stanley	2,025	46,109
Capital Markets Total		159,470
Commercial Banks — 1.2%
PNC Financial Services Group, Inc.	1,075	31,487
Commercial Banks Total		31,487
Diversified Financial Services — 2.0%
CIT Group, Inc.	2,879	8,205
JPMorgan Chase & Co.	1,650	43,857
Diversified Financial Services Total		52,062
Insurance — 5.7%
ACE Ltd.	2,125	85,850
Loews Corp.	1,075	23,758
MetLife, Inc.	1,525	34,724
Tower Group, Inc.	246	6,059
Insurance Total		150,391
Real Estate Investment Trusts (REITs) — 0.6%
DiamondRock Hospitality Co.	2,700	10,827
Host Hotels & Resorts, Inc.	1,500	5,880
Real Estate Investment Trusts (REITs) Total		16,707
FINANCIALS TOTAL		410,117
HEALTH CARE — 5.8%
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	1,016	52,040
Health Care Equipment & Supplies Total		52,040
Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	1,375	44,907
Health Care Providers & Services Total		44,907

2

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	2,575	56,444
Pharmaceuticals Total		56,444
HEALTH CARE TOTAL		153,391
INDUSTRIALS — 15.4%
Aerospace & Defense — 3.3%
AerCap Holdings NV (a)	3,175	10,319
Empresa Brasileira de Aeronautica SA, ADR	1,800	23,886
United Technologies Corp.	1,200	51,576
Aerospace & Defense Total		85,781
Airlines — 1.5%
Copa Holdings SA, Class A	1,400	40,138
Airlines Total		40,138
Construction & Engineering — 1.3%
Aecom Technology Corp. (a)	1,275	33,252
Construction & Engineering Total		33,252
Industrial Conglomerates — 1.3%
Tyco International Ltd.	1,775	34,719
Industrial Conglomerates Total		34,719
Machinery — 3.0%
AGCO Corp. (a)	1,950	38,220
Eaton Corp.	1,100	40,546
Machinery Total		78,766
Road & Rail — 4.5%
Ryder System, Inc.	1,225	34,680
Union Pacific Corp.	2,050	84,275
Road & Rail Total		118,955
Trading Companies & Distributors — 0.5%
RSC Holdings, Inc. (a)	2,500	13,150
Trading Companies & Distributors Total		13,150
INDUSTRIALS TOTAL		404,761
INFORMATION TECHNOLOGY — 8.4%
Communications Equipment — 5.1%
CommScope, Inc. (a)	1,525	17,324
Harris Corp.	2,900	83,926
Nokia Oyj, ADR	2,850	33,259
Communications Equipment Total		134,509

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 3.3%
International Business Machines Corp.	900	87,201
Computers & Peripherals Total		87,201
INFORMATION TECHNOLOGY TOTAL		221,710
MATERIALS— 11.0%
Chemicals — 3.8%
Celanese Corp., Series A	2,725	36,433
Lanxess AG	1,100	18,751
PPG Industries, Inc.	1,200	44,280
Chemicals Total		99,464
Metals & Mining — 7.2%
Cia Vale do Rio Doce, ADR	2,125	28,262
Freeport-McMoRan Copper & Gold, Inc.	1,125	42,874
Grupo Mexico SAB de CV, Series B	27,278	19,874
Schnitzer Steel Industries, Inc., Class A	1,175	36,883
Southern Copper Corp.	2,950	51,389
Sterlite Industries India Ltd., ADR	1,600	11,312
Metals & Mining Total		190,594
MATERIALS TOTAL		290,058
TELECOMMUNICATION SERVICES — 3.7%
Diversified Telecommunication Services — 0.7%
Windstream Corp.	2,300	18,538
Diversified Telecommunication Services Total		18,538
Wireless Telecommunication Services — 3.0%
America Movil SAB de CV, Series L, ADR	2,900	78,532
Wireless Telecommunication Services Total		78,532
TELECOMMUNICATION SERVICES TOTAL		97,070
UTILITIES— 2.0%
Electric Utilities — 2.0%
Enel SpA	3,050	14,639
Entergy Corp.	550	37,449
Electric Utilities Total		52,088
UTILITIES TOTAL		52,088

Total Common Stocks (cost of $4,707,013)		2,560,330

4

	Shares	Value ($)
Convertible Preferred Stock — 0.2%
MATERIALS — 0.2%
Chemicals — 0.2%
Celanese Corp., 4.250% (a)	250	5,100
Chemicals Total		5,100
MATERIALS TOTAL		5,100

Total Convertible Preferred Stock (cost of $12,375)		5,100

Total Investments — 97.5% (cost of $4,719,388)(c)(d)		2,565,430

Other Assets & Liabilities, Net — 2.5%		65,528

Net Assets — 100.0%		2,630,958

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustee. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

5

On September 2, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$2,532,041	$—
	Level 2 – Other Significant Observable Inputs	33,389	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$2,565,430	$—

(a)	Non-income producing security.
(b)	Closed-end Management Investment Company.
(c)	Cost for federal income tax purposes is $4,719,388.
(d)	Unrealized appreciation and depreciation at March 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$11,690	$(2,165,648)	$(2,153,958)

Acronym	Name

ADR	American Depositary Receipt

6

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	May 21, 2009